                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

          Investment Company Act file number         811-6067
                                             -------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.

                                    FORM N-Q

                                  JULY 31, 2011
                                   (UNAUDITED)

                                TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES ...................................   1

SCHEDULES OF INVESTMENTS
  U.S. Large Company Portfolio ...............................................   2
  U.S. Large Cap Value Portfolio II ..........................................  12
  U.S. Large Cap Value Portfolio III .........................................  12
  LWAS/DFA U.S. High Book to Market Portfolio ................................  13
  DFA International Value Portfolio ..........................................  13
  DFA International Value Portfolio II .......................................  14
  DFA International Value Portfolio III ......................................  14
  DFA International Value Portfolio IV .......................................  15
  Tax-Managed U.S. Marketwide Value Portfolio II .............................  15
  Emerging Markets Portfolio II ..............................................  16
  LWAS/DFA Two-Year Fixed Income Portfolio ...................................  17
  LWAS/DFA Two-Year Government Portfolio .....................................  19
  Global Equity Portfolio ....................................................  20
  Global 60/40 Portfolio .....................................................  21
  Global 25/75 Portfolio .....................................................  23

NOTES TO SCHEDULES OF INVESTMENTS
  Organization ...............................................................  24
  Security Valuation .........................................................  24
  Financial Instruments ......................................................  25
  Federal Tax Cost ...........................................................  26
  Other ......................................................................  26
  Recent Issued Accounting Standards .........................................  27
  Subsequent Event Evaluations ...............................................  27

THE DFA INVESTMENT TRUST COMPANY
  The U.S. Large Cap Value Series ............................................  29
  The DFA International Value Series .........................................  34
  The Emerging Markets Series ................................................  46
  The Tax-Managed U.S. Marketwide Value Series ...............................  62

NOTES TO SCHEDULES OF INVESTMENTS
  Organization ...............................................................  84
  Security Valuation .........................................................  84
  Financial Instruments ......................................................  85
  Federal Tax Cost ...........................................................  86
  Other ......................................................................  86
  Recent Issued Accounting Standards .........................................  87
  Subsequent Event Evaluations ...............................................  87

                        DIMENSIONAL INVESTMENT GROUP INC.
                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations
    ADR      American Depository Receipt
    FNMA     Federal National Mortgage Association
    GDR      Global Depositary Receipt
    LLC      Limited Liability Company
    NVDR     Non-Voting Depository Receipt
    P.L.C.   Public Limited Company

Investment Footnotes
    +        See Security Valuation Note within the Notes to Schedules of
             Investments.
    ++       Securities have generally been fair valued. See Security Valuation
             Note within the Notes to Schedules of Investments.
    *        Non-Income Producing Securities.
    #        Total or Partial Securities on Loan.
    @        Security purchased with cash proceeds from securities on loan.
    ^^       See Federal Tax Cost Note within the Notes to Schedules of
             Investments.
    .        Security is being fair valued at July 31, 2011.
    --       Amounts designated as -- are either zero or rounded to zero.
    (S)      Affiliated Fund.
    ##       Par amount of collateral is a part of a pooled collateral facility.
             Value is indicative of the value allocated to this Series as a part of this facility.

                           U.S. LARGE COMPANY PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2011
                                   (UNAUDITED)

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
COMMON STOCKS -- (93.5%)
Consumer Discretionary -- (10.0%)
   Abercrombie & Fitch Co. ....................................     29,001   $  2,120,553
  *Amazon.com, Inc. ...........................................    118,139     26,288,290
  *Apollo Group, Inc. Class A .................................     40,286      2,047,737
 #*AutoNation, Inc. ...........................................     21,037        791,202
  *AutoZone, Inc. .............................................      8,363      2,387,218
  *Bed Bath & Beyond, Inc. ....................................     82,416      4,820,512
  #Best Buy Co., Inc. .........................................    106,733      2,945,831
  *Big Lots, Inc. .............................................     24,867        866,118
   Cablevision Systems Corp. ..................................     76,142      1,854,819
  *CarMax, Inc. ...............................................     74,715      2,388,639
   Carnival Corp. .............................................    142,872      4,757,638
   CBS Corp. Class B ..........................................    221,245      6,055,476
  *Chipotle Mexican Grill, Inc. ...............................     10,294      3,341,227
   Coach, Inc. ................................................     97,129      6,270,648
   Comcast Corp. Class A ......................................    915,107     21,980,870
   Darden Restaurants, Inc. ...................................     45,133      2,292,756
   DeVry, Inc. ................................................     20,253      1,258,521
  *DIRECTV Class A ............................................    253,997     12,872,568
  *Discovery Communications, Inc. Class A .....................     92,154      3,667,729
   DR Horton, Inc. ............................................     92,973      1,104,519
   Expedia, Inc. ..............................................     66,015      2,092,015
   Family Dollar Stores, Inc. .................................     40,459      2,148,778
  *Ford Motor Co. .............................................  1,256,508     15,341,963
   Fortune Brands, Inc. .......................................     51,000      3,070,710
 #*GameStop Corp. Class A .....................................     46,791      1,103,332
   Gannett Co., Inc. ..........................................     79,539      1,014,918
  #Gap, Inc. ..................................................    129,284      2,493,888
   Genuine Parts Co. ..........................................     52,044      2,766,659
  *Goodyear Tire & Rubber Co. .................................     80,767      1,306,002
  #H&R Block, Inc. ............................................    100,982      1,510,691
   Harley-Davidson, Inc. ......................................     78,163      3,391,493
   Harman International Industries, Inc. ......................     23,123        961,917
   Hasbro, Inc. ...............................................     45,070      1,782,969
   Home Depot, Inc. ...........................................    526,743     18,399,133
   International Game Technology ..............................     99,212      1,844,351
   Interpublic Group of Cos., Inc. (The) ......................    161,668      1,585,963
   J.C. Penney Co., Inc. ......................................     70,533      2,169,595
   Johnson Controls, Inc. .....................................    224,443      8,293,169
  #Kohl's Corp. ...............................................     92,989      5,087,428
   Leggett & Platt, Inc. ......................................     47,272      1,025,802
  #Lennar Corp. Class A .......................................     53,183        940,807
   Limited Brands, Inc. .......................................     83,436      3,158,887
  *Lowe's Cos., Inc. ..........................................    430,748      9,295,542
   Macy's, Inc. ...............................................    141,182      4,075,924
  #Marriott International, Inc. Class A .......................     93,920      3,052,400
   Mattel, Inc. ...............................................    114,988      3,065,580
   McDonald's Corp. ...........................................    343,249     29,684,174
   McGraw-Hill Cos., Inc. .....................................    100,800      4,193,280
 #*Netflix, Inc. ..............................................     14,412      3,833,448
   Newell Rubbermaid, Inc. ....................................     96,334      1,495,104
   News Corp. Class A .........................................    755,975     12,110,720
   NIKE, Inc. Class B .........................................    125,480     11,312,022
   Nordstrom, Inc. ............................................     55,508      2,784,281
   Omnicom Group, Inc. ........................................     92,999      4,363,513
  *O'Reilly Automotive, Inc. ..................................     45,609      2,713,736
   Polo Ralph Lauren Corp. ....................................     21,275      2,873,614
  *Priceline.com, Inc. ........................................     16,424      8,830,364
  *Pulte Group, Inc. ..........................................    111,444        765,620

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
Consumer Discretionary -- (Continued)
    Ross Stores, Inc. ........................................      38,691   $  2,931,617
    Scripps Networks Interactive, Inc. .......................      30,032      1,391,683
  #*Sears Holdings Corp. .....................................      14,252        992,937
    Staples, Inc. ............................................     235,924      3,788,939
    Starbucks Corp. ..........................................     247,981      9,941,558
    Starwood Hotels & Resorts Worldwide, Inc. ................      64,539      3,547,063
    Target Corp. .............................................     227,981     11,738,742
   #Tiffany & Co. ............................................      42,249      3,362,598
    Time Warner Cable, Inc. ..................................     111,287      8,158,450
    Time Warner, Inc. ........................................     354,247     12,455,325
    TJX Cos., Inc. (The) .....................................     127,731      7,063,524
   *Urban Outfitters, Inc. ...................................      41,206      1,340,843
   #V.F. Corp. ...............................................      28,952      3,381,594
   #Viacom, Inc. Class B .....................................     193,567      9,372,514
    Walt Disney Co. (The) ....................................     625,297     24,148,970
   #Washington Post Co. Class B ..............................       1,705        685,922
    Whirlpool Corp. ..........................................      25,216      1,745,704
    Wyndham Worldwide Corp. ..................................      56,233      1,945,099
    Wynn Resorts, Ltd. .......................................      25,176      3,869,048
    Yum! Brands, Inc. ........................................     154,017      8,135,178
                                                                             ------------
Total Consumer Discretionary .................................                416,049,971
                                                                             ------------

Consumer Staples -- (10.0%)
    Altria Group, Inc. .......................................     692,530     18,213,539
    Archer-Daniels-Midland Co. ...............................     225,632      6,854,700
    Avon Products, Inc. ......................................     142,314      3,732,896
   #Brown-Forman Corp. Class B ...............................      34,101      2,508,470
   #Campbell Soup Co. ........................................      60,384      1,995,691
   #Clorox Co. ...............................................      44,109      3,157,763
    Coca-Cola Co. (The) ......................................     757,326     51,505,741
    Coca-Cola Enterprises, Inc. ..............................     107,523      3,022,472
    Colgate-Palmolive Co. ....................................     161,735     13,647,199
   #ConAgra, Inc. ............................................     135,268      3,464,213
   *Constellation Brands, Inc. Class A .......................      59,196      1,207,006
    Costco Wholesale Corp. ...................................     144,521     11,308,768
    CVS Caremark Corp. .......................................     448,569     16,305,483
   *Dean Foods Co. ...........................................      60,602        667,834
    Dr. Pepper Snapple Group, Inc. ...........................      73,230      2,765,165
    Estee Lauder Cos., Inc. ..................................      37,717      3,956,890
    General Mills, Inc. ......................................     211,196      7,888,171
   #H.J. Heinz Co. ...........................................     106,464      5,604,265
    Hershey Co. (The) ........................................      50,728      2,863,088
   #Hormel Foods Corp. .......................................      45,937      1,330,795
    J.M. Smucker Co. .........................................      38,370      2,989,790
    Kellogg Co. ..............................................      82,831      4,620,313
    Kimberly-Clark Corp. .....................................     129,971      8,494,905
    Kraft Foods, Inc. Class A ................................     581,537     19,993,242
    Kroger Co. (The) .........................................     200,631      4,989,693
    Lorillard, Inc. ..........................................      47,540      5,049,699
   #McCormick & Co., Inc. Non-Voting .........................      43,832      2,132,427
    Mead Johnson Nutrition Co. ...............................      67,600      4,824,612
    Molson Coors Brewing Co. Class B .........................      52,570      2,368,279
    PepsiCo, Inc. ............................................     522,909     33,487,092
    Philip Morris International, Inc. ........................     588,330     41,871,446
    Procter & Gamble Co. (The) ...............................     923,410     56,780,481
    Reynolds American, Inc. ..................................     111,841      3,936,803
   #Safeway, Inc. ............................................     117,142      2,362,754
    Sara Lee Corp. ...........................................     193,562      3,698,970
  #*SUPERVALU, Inc. ..........................................      70,184        603,582
    Sysco Corp. ..............................................     193,025      5,904,635
    Tyson Foods, Inc. Class A ................................      99,184      1,741,671

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
Consumer Staples -- (Continued)
    Walgreen Co..............................................      302,850   $ 11,823,264
    Wal-Mart Stores, Inc. ...................................      631,832     33,303,865
   #Whole Foods Market, Inc. ................................       49,409      3,295,580
                                                                             ------------
Total Consumer Staples ......................................                 416,273,252
                                                                             ------------

Energy -- (12.2%)
   *Alpha Natural Resources, Inc. ...........................       74,945      3,200,901
    Anadarko Petroleum Corp. ................................      164,589     13,588,468
    Apache Corp. ............................................      126,851     15,694,006
    Baker Hughes, Inc. ......................................      143,785     11,126,083
    Cabot Oil & Gas Corp. ...................................       34,559      2,560,131
   *Cameron International Corp. .............................       81,059      4,534,440
    Chesapeake Energy Corp. .................................      217,567      7,473,426
    Chevron Corp. ...........................................      665,033     69,176,733
    ConocoPhillips ..........................................      467,613     33,663,460
    Consol Energy, Inc. .....................................       74,975      4,018,660
   *Denbury Resources, Inc. .................................      131,422      2,539,073
    Devon Energy Corp. ......................................      139,936     11,012,963
   #Diamond Offshore Drilling, Inc. .........................       22,996      1,559,819
    El Paso Corp. ...........................................      254,388      5,227,673
    EOG Resources, Inc. .....................................       88,803      9,057,906
    EQT Corp. ...............................................       49,434      3,138,070
    Exxon Mobil Corp. .......................................    1,629,638    130,028,816
  #*FMC Technologies, Inc. ..................................       79,504      3,625,382
    Halliburton Co ..........................................      302,702     16,566,880
    Helmerich & Payne, Inc. .................................       35,387      2,443,472
    Hess Corp. ..............................................      100,031      6,858,125
    Marathon Oil Corp. ......................................      235,572      7,295,665
   *Marathon Petroleum Corp. ................................      117,786      5,157,849
    Murphy Oil Corp. ........................................       63,988      4,109,309
   *Nabors Industries, Ltd. .................................       95,065      2,510,667
    National-Oilwell, Inc. ..................................      139,961     11,276,658
   *Newfield Exploration Co .................................       43,748      2,949,490
    Noble Corp. .............................................       83,421      3,075,732
    Noble Energy, Inc. ......................................       58,378      5,819,119
    Occidental Petroleum Corp. ..............................      268,913     26,401,878
    Peabody Energy Corp. ....................................       89,564      5,147,243
   #Pioneer Natural Resources Co ............................       38,625      3,591,739
    QEP Resources, Inc. .....................................       58,474      2,562,915
   #Range Resources Corp. ...................................       53,142      3,462,733
   *Rowan Cos., Inc. ........................................       42,165      1,651,603
    Schlumberger, Ltd. ......................................      448,900     40,567,093
  #*Southwestern Energy Co. .................................      115,091      5,128,455
    Spectra Energy Corp. ....................................      215,031      5,810,138
    Sunoco, Inc. ............................................       40,064      1,628,602
   *Tesoro Petroleum Corp. ..................................       47,561      1,155,257
    Valero Energy Corp. .....................................      188,649      4,738,863
    Williams Cos., Inc. (The) ...............................      194,569      6,167,837
                                                                             ------------
Total Energy ................................................                 507,303,332
                                                                             ------------

Financials -- (12.3%)
    ACE, Ltd. ...............................................      111,618      7,476,174
    Aflac, Inc. .............................................      154,725      7,126,634
    Allstate Corp. (The) ....................................      173,005      4,795,699
    American Express Co .....................................      345,994     17,313,540
   *American International Group, Inc. ......................      144,320      4,141,984
    Ameriprise Financial, Inc. ..............................       80,152      4,336,223
    AON Corp. ...............................................      109,348      5,261,826
    Assurant, Inc. ..........................................       31,926      1,137,204
    Bank of America Corp. ...................................    3,352,168     32,549,551
    Bank of New York Mellon Corp. (The) .....................      410,784     10,314,786

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
Financials -- (Continued)
    BB&T Corp. ...............................................     230,403   $  5,916,749
   *Berkshire Hathaway, Inc. .................................     572,732     42,479,532
    BlackRock, Inc. ..........................................      31,798      5,674,671
    Capital One Financial Corp. ..............................     151,883      7,260,007
   *CB Richard Ellis Group, Inc. .............................      96,558      2,104,964
   #Charles Schwab Corp. (The) ...............................     331,342      4,946,936
    Chubb Corp. ..............................................      96,779      6,046,752
   #Cincinnati Financial Corp. ...............................      53,924      1,473,743
    Citigroup, Inc. ..........................................     966,202     37,044,185
    CME Group, Inc. ..........................................      22,185      6,415,680
   *Comerica, Inc. ...........................................      58,479      1,873,082
    Discover Financial Services ..............................     180,456      4,621,478
   *E*Trade Financial Corp. ..................................      83,277      1,322,439
   #Federated Investors, Inc. Class B ........................      30,799        658,175
    Fifth Third Bancorp ......................................     303,931      3,844,727
    First Horizon National Corp. .............................      87,116        783,173
    Franklin Resources, Inc. .................................      47,709      6,057,135
   *Genworth Financial, Inc. Class A .........................     162,286      1,350,220
    Goldman Sachs Group, Inc. (The) ..........................     171,276     23,117,122
    Hartford Financial Services Group, Inc. ..................     147,304      3,449,860
    Hudson City BanCorp., Inc. ...............................     174,241      1,437,488
    Huntington Bancshares, Inc. ..............................     285,628      1,726,621
   *IntercontinentalExchange, Inc. ...........................      24,322      2,998,903
    Invesco, Ltd. ............................................     152,861      3,390,457
   #Janus Capital Group, Inc. ................................      61,597        519,879
    JPMorgan Chase & Co. .....................................   1,314,567     53,174,235
    KeyCorp ..................................................     314,546      2,528,950
    Legg Mason, Inc. .........................................      49,217      1,447,964
    Leucadia National Corp. ..................................      65,532      2,206,462
    Lincoln National Corp. ...................................     103,700      2,748,050
    Loews Corp. ..............................................     102,786      4,098,078
    M&T Bank Corp. ...........................................      41,514      3,580,167
    Marsh & McLennan Cos., Inc. ..............................     181,206      5,343,765
    MetLife, Inc. ............................................     349,688     14,410,642
    #Moody's Corp. ...........................................      65,563      2,334,698
    Morgan Stanley ...........................................     491,658     10,939,391
   *NASDAQ OMX Group, Inc. (The) .............................      49,680      1,195,798
    Northern Trust Corp. .....................................      79,992      3,592,041
    NYSE Euronext, Inc. ......................................      86,608      2,897,904
    People's United Financial, Inc. ..........................     124,571      1,579,560
   #Plum Creek Timber Co., Inc. ..............................      53,570      2,047,445
    PNC Financial Services Group, Inc. .......................     174,104      9,452,106
    Principal Financial Group, Inc. ..........................     106,298      2,937,014
    Progressive Corp. ........................................     216,255      4,255,898
    Prudential Financial, Inc. ...............................     161,439      9,473,241
    Regions Financial Corp. ..................................     415,662      2,531,382
    SLM Corp. ................................................     174,480      2,720,143
    State Street Corp. .......................................     166,745      6,914,915
    SunTrust Banks, Inc. .....................................     177,612      4,349,718
    T. Rowe Price Group, Inc. ................................      85,930      4,880,824
    Torchmark Corp. ..........................................      37,740      1,524,319
    Travelers Cos., Inc. (The) ...............................     138,570      7,639,364
    U.S. Bancorp. ............................................     637,370     16,609,862
   #Unum Group ...............................................     101,825      2,483,512
    Wells Fargo & Co. ........................................   1,749,730     48,887,456
    Xl Group P.L.C. ..........................................     102,360      2,100,427
   #Zions Bancorporation .....................................      60,812      1,331,783
                                                                             ------------
Total Financials .............................................                513,184,713
                                                                             ------------

Health Care -- (10.7%)
    Abbott Laboratories ......................................     514,185     26,387,974

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
Health Care -- (Continued)
    Aetna, Inc. ..............................................     125,545   $  5,208,862
   *Agilent Technologies, Inc. ...............................     115,139      4,854,260
    Allergan, Inc. ...........................................     100,827      8,198,243
    AmerisourceBergen Corp. ..................................      90,631      3,472,074
   *Amgen, Inc. ..............................................     307,571     16,824,134
    Bard (C.R.), Inc. ........................................      28,336      2,796,196
    Baxter International, Inc. ...............................     188,691     10,976,155
    Becton Dickinson & Co. ...................................      72,367      6,050,605
   *Biogen Idec, Inc. ........................................      79,936      8,143,080
  #*Boston Scientific Corp. ..................................     505,558      3,619,795
   #Bristol-Myers Squibb Co. .................................     564,371     16,174,873
    Cardinal Health, Inc. ....................................     115,980      5,075,285
   *CareFusion Corp. .........................................      73,917      1,950,670
   *Celgene Corp. ............................................     153,103      9,079,008
  #*Cephalon, Inc. ...........................................      25,447      2,034,233
  #*Cerner Corp. .............................................      47,856      3,181,945
   #Cigna Corp. ..............................................      89,509      4,454,863
   *Coventry Health Care, Inc. ...............................      49,034      1,569,088
    Covidien P.L.C. ..........................................     163,997      8,329,408
   *DaVita, Inc. .............................................      31,593      2,639,279
    DENTSPLY International, Inc. .............................      46,570      1,764,537
   *Edwards Lifesciences Corp. ...............................      37,937      2,706,805
   #Eli Lilly & Co. ..........................................     337,019     12,907,828
   *Express Scripts, Inc. ....................................     175,153      9,503,802
   *Forest Laboratories, Inc. ................................      94,667      3,508,359
   *Gilead Sciences, Inc. ....................................     260,371     11,029,316
   #*Hospira, Inc. ...........................................      55,503      2,837,313
    #Humana, Inc. ............................................      55,707      4,154,628
  #*Intuitive Surgical, Inc. .................................      12,997      5,205,948
    Johnson & Johnson ........................................     906,820     58,752,868
   *Laboratory Corp. of America Holdings .....................      33,147      3,008,422
   *Life Technologies Corp. ..................................      59,139      2,663,029
    McKesson Corp. ...........................................      83,405      6,765,814
   *Medco Health Solutions, Inc. .............................     132,260      8,316,509
    Medtronic, Inc. ..........................................     353,769     12,753,372
    Merck & Co., Inc. ........................................   1,021,098     34,850,075
   *Mylan, Inc. ..............................................     145,312      3,310,207
    Patterson Cos., Inc. .....................................      31,706        977,813
    PerkinElmer, Inc. ........................................      37,303        912,431
    Pfizer, Inc. .............................................   2,613,837     50,290,224
    Quest Diagnostics, Inc. ..................................      52,053      2,811,383
    St. Jude Medical, Inc. ...................................     108,789      5,058,689
    Stryker Corp. ............................................     110,388      5,998,484
   *Tenet Healthcare Corp. ...................................     161,953        900,459
   *Thermo Fisher Scientific, Inc. ...........................     126,789      7,618,751
    UnitedHealth Group, Inc. .................................     358,421     17,788,434
  #*Varian Medical Systems, Inc. .............................      38,768      2,433,080
   *Waters Corp. .............................................      30,315      2,664,385
   *Watson Pharmaceuticals, Inc. .............................      41,841      2,808,786
    WellPoint, Inc. ..........................................     121,464      8,204,893
   *Zimmer Holdings, Inc. ....................................      63,504      3,811,510
                                                                             ------------
 Total Health Care ...........................................                447,338,184
                                                                             ------------

 Industrials -- (10.0%)
    3M Co. ...................................................     235,071     20,484,087
    Avery Dennison Corp. .....................................      34,953      1,102,767
    Boeing Co. (The) .........................................     244,234     17,211,170
   #C.H. Robinson Worldwide, Inc. ............................      53,914      3,898,521
    Caterpillar, Inc. ........................................     213,196     21,061,633
   #Cintas Corp. .............................................      41,819      1,361,208
    CSX Corp. ................................................     364,814      8,963,480

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
Industrials -- (Continued)
    Cummins, Inc. .............................................     64,920   $  6,808,810
    Danaher Corp. .............................................    180,139      8,846,626
    Deere & Co. ...............................................    138,847     10,900,878
    Dover Corp. ...............................................     61,723      3,732,390
    Dun & Bradstreet Corp. (The) ..............................     16,344      1,185,757
    Eaton Corp. ...............................................    112,875      5,412,356
    Emerson Electric Co. ......................................    248,666     12,207,014
    Equifax, Inc. .............................................     40,714      1,398,933
    Expeditors International of Washington, Inc. ..............     70,255      3,352,569
    #Fastenal Co. .............................................     97,545      3,282,389
    FedEx Corp. ...............................................    104,425      9,072,444
    Flowserve Corp. ...........................................     18,468      1,835,350
    Fluor Corp. ...............................................     57,655      3,662,822
    General Dynamics Corp. ....................................    123,064      8,385,581
    General Electric Co. ......................................  3,508,475     62,836,787
    Goodrich Corp. ............................................     41,309      3,930,138
    Honeywell International, Inc. .............................    260,356     13,824,904
   #Illinois Tool Works, Inc. .................................    165,425      8,238,165
    Ingersoll-Rand P.L.C. .....................................    109,587      4,100,746
   #Iron Mountain, Inc. .......................................     66,391      2,099,947
    ITT Industries, Inc. ......................................     60,903      3,248,566
   *Jacobs Engineering Group, Inc. ............................     41,951      1,641,962
    Joy Global, Inc. ..........................................     34,749      3,263,626
    L-3 Communications Holdings, Inc. .........................     35,109      2,777,824
   #Lockheed Martin Corp. .....................................     94,212      7,134,675
   #Masco Corp. ...............................................    118,466      1,249,816
    Norfolk Southern Corp. ....................................    116,850      8,845,545
    Northrop Grumman Corp. ....................................     96,837      5,859,607
    PACCAR, Inc. ..............................................    120,903      5,175,857
    Pall Corp. ................................................     38,414      1,904,566
    Parker Hannifin Corp. .....................................     53,650      4,239,423
   #Pitney Bowes, Inc. ........................................     67,438      1,453,289
    Precision Castparts Corp. .................................     47,596      7,681,042
   *Quanta Services, Inc. .....................................     71,483      1,323,865
   #R. R. Donnelley & Sons Co. ................................     62,048      1,167,123
    Raytheon Co. ..............................................    117,830      5,270,536
    Republic Services, Inc. ...................................    100,370      2,913,741
    Robert Half International, Inc. ...........................     48,574      1,329,956
    Rockwell Automation, Inc. .................................     47,739      3,425,751
    Rockwell Collins, Inc. ....................................     50,963      2,807,552
    Roper Industries, Inc. ....................................     31,724      2,589,630
    Ryder System, Inc. ........................................     16,985        956,595
    Snap-on, Inc. .............................................     19,252      1,094,669
    Southwest Airlines Co. ....................................    261,906      2,608,584
    Stanley Black & Decker, Inc. ..............................     55,614      3,657,733
  #*Stericycle, Inc. ..........................................     28,400      2,332,208
   #Textron, Inc. .............................................     91,358      2,113,111
    Tyco International, Ltd. ..................................    155,134      6,870,885
    Union Pacific Corp. .......................................    162,273     16,629,737
    United Parcel Service, Inc. ...............................    326,257     22,583,510
    United Technologies Corp. .................................    302,785     25,082,709
    W.W. Grainger, Inc. .......................................     19,249      2,855,974
   #Waste Management, Inc. ....................................    156,873      4,939,931
                                                                             ------------
Total Industrials .............................................               416,227,070
                                                                             ------------

Information Technology -- (17.4%)
   *Accenture P.L.C. Class A ..................................    114,789      6,788,621
   *Adobe Systems, Inc. .......................................    166,884      4,626,024
  #*Advanced Micro Devices, Inc. ..............................    191,059      1,402,373
   *Akamai Technologies, Inc. .................................     61,766      1,495,973
    Altera Corp. ..............................................    106,597      4,357,685

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
Information Technology -- (Continued)
   #Amphenol Corp............................................       58,275   $  2,849,065
    Analog Devices, Inc. ....................................       99,124      3,409,866
   *Apple, Inc. .............................................      305,925    119,457,594
    Applied Materials, Inc. .................................      436,101      5,372,764
   *Autodesk, Inc. ..........................................       76,403      2,628,263
    Automatic Data Processing, Inc. .........................      165,311      8,511,863
   *BMC Software, Inc. ......................................       58,507      2,528,673
   *Broadcom Corp. ..........................................      157,842      5,851,203
    CA, Inc. ................................................      125,572      2,800,256
    Cisco Sytems, Inc. ......................................    1,819,561     29,058,389
   *Citrix Systems, Inc. ....................................       62,192      4,480,312
   *Cognizant Technology Solutions Corp. ....................      100,651      7,032,485
    Computer Sciences Corp. .................................       51,306      1,810,076
   *Compuware Corp. .........................................       72,201        697,462
    Corning, Inc. ...........................................      519,353      8,262,906
   *Dell, Inc. ..............................................      543,149      8,820,740
   *eBay, Inc. ..............................................      377,844     12,374,391
   *Electronic Arts, Inc. ...................................      109,979      2,447,033
  #*EMC Corp. ...............................................      680,680     17,752,134
   *F5 Networks, Inc. .......................................       26,832      2,508,255
    Fidelity National Information Services, Inc. ............       89,021      2,672,410
  #*First Solar, Inc. .......................................       17,957      2,123,056
   *Fiserv, Inc. ............................................       47,509      2,867,643
   #FLIR Systems, Inc. ......................................       52,826      1,450,602
   *Google, Inc. ............................................       83,153     50,198,635
   #Harris Corp. ............................................       42,079      1,677,690
    Hewlett-Packard Co. .....................................      686,168     24,125,667
    Intel Corp. .............................................    1,753,998     39,166,775
    International Business Machines Corp. ...................      400,687     72,864,931
   *Intuit, Inc. ............................................       90,511      4,226,864
   #Jabil Circuit, Inc. .....................................       65,059      1,191,230
   *JDS Uniphase Corp. ......................................       75,089        987,420
   *Juniper Networks, Inc. ..................................      176,348      4,124,780
    KLA-Tencor Corp. ........................................       55,545      2,211,802
   *Lexmark International, Inc. .............................       26,210        879,870
   #Linear Technology Corp. .................................       75,338      2,207,403
   *LSI Corp. ...............................................      200,360      1,474,650
    MasterCard, Inc. Class A ................................       31,149      9,445,934
   *MEMC Electronic Materials, Inc. .........................       76,224        565,582
   #Microchip Technology, Inc. ..............................       63,014      2,126,723
   *Micron Technology, Inc. .................................      284,922      2,099,875
    Microsoft Corp. .........................................    2,454,947     67,265,548
   #Molex, Inc. .............................................       45,997      1,080,010
  #*Monster Worldwide, Inc. .................................       42,781        502,249
   *Motorola Mobility Holdings, Inc. ........................       97,586      2,183,975
   *Motorola Solutions, Inc. ................................      112,322      5,042,135
    National Semiconductor Corp. ............................       79,774      1,972,013
   *NetApp, Inc. ............................................      121,698      5,783,089
  #*Novellus Systems, Inc. ..................................       29,544        917,046
  #*Nvidia Corp. ............................................      198,586      2,746,444
    Oracle Corp. ............................................    1,289,065     39,419,608
    Paychex, Inc. ...........................................      106,538      3,007,568
    QUALCOMM, Inc. ..........................................      552,311     30,255,597
   *Red Hat, Inc. ...........................................       63,855      2,687,018
   *SAIC, Inc. ..............................................       92,309      1,479,713
  #*Salesforce.com, Inc. ....................................       39,866      5,769,009
   *Sandisk Corp. ...........................................       78,857      3,353,788
   *Symantec Corp. ..........................................      249,946      4,763,971
    Tellabs, Inc. ...........................................      120,184        497,562
   *Teradata Corp. ..........................................       55,842      3,069,076
  #*Teradyne, Inc. ..........................................       61,346        827,558

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ---------   ------------
Information Technology -- (Continued)
    Texas Instruments, Inc. .................................      384,135   $ 11,428,016
    Total System Services, Inc. .............................       53,535        996,286
    VeriSign, Inc. ..........................................       55,733      1,739,427
    Visa, Inc. ..............................................      158,457     13,554,412
   *Western Digital Corp. ...................................       76,882      2,649,354
    Western Union Co. (The) .................................      209,164      4,059,873
    Xerox Corp. .............................................      463,537      4,324,800
    Xilinx, Inc. ............................................       87,873      2,820,723
   *Yahoo!, Inc. ............................................      431,036      5,646,572
                                                                             ------------
Total Information Technology ................................                 725,856,388
                                                                             ------------

Materials -- (3.5%)
    Air Products & Chemicals, Inc. ..........................       70,099      6,219,884
    Airgas, Inc. ............................................       23,112      1,587,794
   #AK Steel Holding Corp. ..................................       36,475        443,171
    Alcoa, Inc. .............................................      351,896      5,183,428
    Allegheny Technologies, Inc. ............................       35,108      2,042,935
    Ball Corp. ..............................................       55,565      2,155,922
    Bemis Co., Inc. .........................................       34,846      1,101,134
    CF Industries Holdings, Inc. ............................       23,647      3,672,852
    Cliffs Natural Resources, Inc. ..........................       47,852      4,298,067
    Dow Chemical Co. (The) ..................................      388,903     13,561,048
    E.I. du Pont de Nemours & Co. ...........................      307,233     15,797,921
    Eastman Chemical Co. ....................................       23,503      2,270,155
   #Ecolab, Inc. ............................................       76,747      3,837,350
    FMC Corp. ...............................................       23,732      2,078,211
    Freeport-McMoRan Copper & Gold, Inc. Class B ............      313,389     16,597,081
    International Flavors & Fragrances, Inc. ................       26,592      1,626,633
    International Paper Co. .................................      144,651      4,296,135
    MeadWestavco Corp........................................       56,135      1,748,044
    Monsanto Co. ............................................      177,311     13,028,812
    Newmont Mining Corp......................................      163,321      9,082,281
   #Nucor Corp...............................................      104,559      4,066,300
   *Owens-Illinois, Inc. ....................................       54,256      1,257,112
    PPG Industries, Inc. ....................................       52,319      4,405,260
    Praxair, Inc. ...........................................      100,592     10,425,355
    Sealed Air Corp. ........................................       52,981      1,140,681
   #Sherwin-Williams Co. ....................................       29,232      2,255,833
    Sigma-Aldrich Corp. .....................................       40,294      2,703,727
    Titanium Metals Corp. ...................................       29,802        530,178
   #United States Steel Corp. ...............................       47,561      1,901,964
   #Vulcan Materials Co. ....................................       42,710      1,464,526
   #Weyerhaeuser Co. ........................................      178,173      3,561,678
                                                                             ------------
Total Materials .............................................                 144,341,472
                                                                             ------------

Real Estate Investment Trusts -- (1.5%)
   #Apartment Investment & Management Co. Class A ...........       39,536      1,079,333
   #AvalonBay Communities, Inc. .............................       28,886      3,876,212
   #Boston Properties, Inc. .................................       48,165      5,170,994
    Equity Residential ......................................       97,475      6,025,905
   #HCP, Inc. ...............................................      134,321      4,933,610
   #Health Care REIT, Inc. ..................................       58,474      3,086,258
   #Host Marriott Corp. .....................................      226,998      3,597,918
   #Kimco Realty Corp........................................      134,619      2,561,800
   *Prologis, Inc. ..........................................      150,280      5,354,476
   #Public Storage ..........................................       46,288      5,537,433
    Simon Property Group, Inc. ..............................       97,029     11,692,965
    Ventas, Inc. ............................................       54,074      2,927,026
   #Vornado Realty Trust ....................................       54,245      5,074,620
                                                                             ------------
Total Real Estate Investment Trusts .........................                  60,918,550
                                                                             ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES        VALUE+
                                                                 ----------  -------------
Telecommunication Services -- (2.7%)
   *American Tower Corp. .....................................      131,212  $   6,892,566
    AT&T, Inc. ...............................................    1,959,105     57,323,412
   *CenturyLink, Inc. ........................................      203,385      7,547,617
   #Frontier Communications Corp. ............................      329,236      2,465,978
   *MetroPCS Communications, Inc. ............................       87,826      1,429,807
   *Sprint Nextel Corp. ......................................      989,707      4,186,461
    Verizon Communications, Inc. .............................      935,910     33,028,264
    Windstream Corp. .........................................      168,707      2,059,912
                                                                             -------------
Total Telecommunication Services .............................                 114,934,017
                                                                             -------------

Utilities -- (3.2%)
   *AES Corp. ................................................      217,310      2,675,086
    Ameren Corp. .............................................       79,776      2,299,144
    American Electric Power Co., Inc. ........................      159,385      5,874,931
    CenterPoint Energy, Inc. .................................      140,733      2,755,552
   #CMS Energy Corp. .........................................       83,482      1,597,845
    Consolidated Edison, Inc. ................................       96,790      5,091,154
    Constellation Energy Group, Inc. .........................       66,396      2,578,157
    Dominion Resources, Inc. .................................      190,484      9,228,950
    DTE Energy Co. ...........................................       56,022      2,792,136
    Duke Energy Corp. ........................................      440,428      8,191,961
    Edison International, Inc. ...............................      107,784      4,103,337
    Entergy Corp. ............................................       58,875      3,932,850
   #Exelon Corp. .............................................      219,129      9,657,015
    FirstEnergy Corp. ........................................      138,353      6,177,461
    Integrys Energy Group, Inc. ..............................       25,755      1,293,159
    NextEra Energy, Inc. .....................................      139,592      7,712,458
    Nicor, Inc. ..............................................       15,067        824,165
   #NiSource, Inc.............................................       92,490      1,861,824
    Northeast Utilities, Inc. ................................       58,481      1,988,354
  #*NRG Energy, Inc. .........................................       79,756      1,955,617
    Oneok, Inc. ..............................................       35,437      2,579,459
   #Pepco Holdings, Inc. .....................................       74,688      1,395,172
    PG&E Corp. ...............................................      131,649      5,454,218
    Pinnacle West Capital Corp. ..............................       36,064      1,527,310
    PPL Corp. ................................................      190,932      5,327,003
    Progress Energy, Inc. ....................................       97,434      4,554,065
    Public Service Enterprise Group, Inc. ....................      167,362      5,481,106
   #SCANA Corp. ..............................................       37,812      1,481,852
    Sempra Energy ............................................       79,212      4,015,256
    Southern Co. .............................................      280,905     11,106,984
    TECO Energy, Inc. ........................................       71,105      1,317,576
    Wisconsin Energy Corp. ...................................       77,327      2,370,073
    Xcel Energy, Inc. ........................................      160,174      3,844,176
                                                                             -------------
Total Utilities ..............................................                 133,045,406
                                                                             -------------
TOTAL COMMON STOCKS ..........................................               3,895,472,355
                                                                             -------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
    BlackRock Liquidity Funds Tempcash Portfolio -
     Institutional Shares ....................................   26,114,948     26,114,948
                                                                             -------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                            SHARES/
                                                                                             FACE
                                                                                            AMOUNT           VALUE+
                                                                                            -----------   --------------
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (5.9%)
(S) @DFA Short Term Investment Fund .................................................   245,962,857   $  245,962,857
  @Repurchase Agreement, JPMorgan Securities LLC 0.20%, 08/01/11 (Collateralized by
   $1,160,105 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from
    05/01/36 to 07/01/41, valued at $1,163,754) to be repurchased at $1,126,320 .........   $     1,126        1,126,301
                                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL .....................................................                    247,089,158
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,914,317,834)^^...............................................................                 $4,168,676,461
                                                                                                          ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                                    VALUATION INPUTS
                                              ---------------------------------------------------------
                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------------------
                                                  LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                              --------------   -------------   -------   --------------
Common Stocks
  Consumer Discretionary ..................   $  416,049,971              --        --   $  416,049,971
  Consumer Staples ........................      416,273,252              --        --      416,273,252
  Energy ..................................      507,303,332              --        --      507,303,332
  Financials ..............................      513,184,713              --        --      513,184,713
  Health Care .............................      447,338,184              --        --      447,338,184
  Industrials .............................      416,227,070              --        --      416,227,070
  Information Technology ..................      725,856,388              --        --      725,856,388
  Materials ...............................      144,341,472              --        --      144,341,472
  Real Estate Investment Trusts ...........       60,918,550              --        --       60,918,550
  Telecommunication Services ..............      114,934,017              --        --      114,934,017
  Utilities ...............................      133,045,406              --        --      133,045,406
Temporary Cash Investments ................       26,114,948              --        --       26,114,948
Securities Lending Collateral .............               --   $ 247,089,158        --      247,089,158
Future Contracts** ........................              423              --        --              423
                                              --------------   -------------    ------   --------------
TOTAL .....................................   $3,921,587,726   $ 247,089,158        --   $4,168,676,884
                                              ==============   =============    ======   ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                  JULY 31, 2011
                                   (UNAUDITED)

                        U.S. LARGE CAP VALUE PORTFOLIO II

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
    The DFA Investment Trust Company ...........................  $  119,945,274
                                                                  --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $87,782,444)^^ ...................................    $119,945,274
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

                       U.S. LARGE CAP VALUE PORTFOLIO III

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
    The DFA Investment Trust Company ...........................  $1,900,931,121
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,417,321,679)^^ ................................  $1,900,931,121
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
    The DFA Investment Trust Company ...........................  $   70,356,083
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $49,971,850)^^ ...................................  $   70,356,083
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

                        DFA INTERNATIONAL VALUE PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
    The DFA Investment Trust Company ...........................  $5,841,753,670
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $4,706,425,210)^^ ................................  $5,841,753,670
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
    The DFA Investment Trust Company ...........................  $  130,884,089
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $98,234,140)^^ ...................................  $  130,884,089
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
    The DFA Investment Trust Company ...........................  $1,247,109,321
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $979,764,258)^^ ..................................  $1,247,109,321
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
    The DFA Investment Trust Company ...........................  $  362,494,734
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $273,203,450)^^ ..................................  $  362,494,734
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
    The DFA Investment Trust Company ...........................  $  883,276,337
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $749,851,995)^^ ..................................  $  883,276,337
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                          EMERGING MARKETS PORTFOLIO II

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
    The DFA Investment Trust Company ...........................  $  151,599,684
                                                                  --------------

     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $57,774,979)^^ ...................................  $  151,599,684
                                                                  ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

              See accompanying Notes to Schedules of Investments.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2011
                                   (UNAUDITED)

                                                        FACE
                                                       AMOUNT         VALUE+
                                                     -----------  --------------
                                                       (000)
AGENCY OBLIGATIONS -- (69.5%)
Federal Farm Credit Bank
    0.850%, 04/15/13 ..............................  $     1,200  $    1,208,206
Federal Home Loan Bank
    0.875%, 08/22/12 ..............................        2,300       2,312,434
    4.625%, 10/10/12 ..............................        1,200       1,261,566
    1.000%, 03/27/13 ..............................        3,200       3,231,158
Federal Home Loan Mortgage Corporation
    0.375%, 11/30/12 ..............................          300         299,978
    4.125%, 12/21/12 ..............................        2,000       2,102,676
    1.375%, 01/09/13 ..............................        1,000       1,014,161
    4.500%, 01/15/13 ..............................          500         529,812
    0.750%, 03/28/13 ..............................        2,300       2,312,418
    1.625%, 04/15/13 ..............................        8,900       9,080,091
    3.500%, 05/29/13 ..............................        2,100       2,216,968
    4.500%, 07/15/13 ..............................          500         539,456
Federal National Mortgage Association
    4.375%, 09/15/12 ..............................        2,800       2,925,524
    3.625%, 02/12/13 ..............................        1,500       1,572,115
    1.750%, 02/22/13 ..............................       12,050      12,294,049
    0.750%, 02/26/13 ..............................        7,400       7,439,723
    4.375%, 03/15/13 ..............................        1,250       1,329,715
    3.250%, 04/09/13 ..............................        2,700       2,831,282
    1.750%, 05/07/13 ..............................       11,400      11,651,347
                                                                  --------------
TOTAL AGENCY OBLIGATIONS ..........................                   66,152,679
                                                                  --------------
BONDS -- (29.3%)
Bank of Nova Scotia
    2.250%, 01/22/13 ..............................        2,000       2,047,492
BNP Paribas SA
    2.125%, 12/21/12 ..............................        2,100       2,124,127
Citigroup Funding, Inc.
    1.875%, 11/15/12 ..............................          400         407,575
General Electric Capital Corp.
    3.500%, 08/13/12 ..............................        2,000       2,059,964
International Bank for Reconstruction & Development
    0.800%, 07/13/12 ..............................        2,000       2,007,672
Japan Finance Corp.
    1.500%, 07/06/12 ..............................          700         701,942
    2.125%, 11/05/12 ..............................        1,600       1,626,117
Johnson & Johnson
    0.700%, 05/15/13 ..............................        1,000       1,002,618
Kreditanstalt fuer Wiederaufbau AG
    3.500%, 05/16/13 ..............................        1,800       1,893,159
Landwirtschaftliche Rentenbank AG
    3.250%, 03/15/13 ..............................        1,000       1,042,701
Manitoba, Province of Canada
    2.125%, 04/22/13 ..............................        1,000       1,027,714
Ontario Electricity Financial Corp.
    7.450%, 03/31/13 ..............................        2,000       2,216,732
Ontario, Province of Canada
    1.875%, 11/19/12 ..............................        1,000       1,018,688
Royal Bank of Canada
    2.250%, 03/15/13 ..............................        1,500       1,541,290
Toyota Motor Credit Corp.
    1.900%, 12/05/12 ..............................          500         508,290
U.S. Bancorp
    2.000%, 06/14/13 ..............................          800         817,966
Wal-Mart Stores, Inc.
    4.550%, 05/01/13 ..............................        1,500       1,603,527
Wells Fargo & Co.
    5.250%, 10/23/12 ..............................        1,150       1,211,175
    4.375%, 01/31/13 ..............................          900         944,257
Westpac Banking Corp., Ltd.
    2.250%, 11/19/12 ..............................        2,100       2,139,562
                                                                  --------------
TOTAL BONDS .......................................                   27,942,568
                                                                  --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (1.2%)
 BlackRock Liquidity Funds
  Tempcash Portfolio -
  Institutional Shares ............................    1,123,228       1,123,228
                                                                  --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $94,834,318)^^  ..........................               $   95,218,475
                                                                  ==============

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                               -------------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                               ----------  -----------  -----------  -----------
Agency Obligations ..........          --  $66,152,679         --    $66,152,679
Bonds ..................... .          --   27,942,568         --     27,942,568
Temporary Cash Investments...  $1,123,228           --         --      1,123,228
                               ----------  -----------  -----------  -----------
TOTAL .......................  $1,123,228  $94,095,247         --    $95,218,475
                               ==========  ===========  ===========  ===========

               See accompanying Notes to Schedules of Investments.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  JULY 31, 2011
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     -----------  ------------
                                                       (000)
AGENCY OBLIGATIONS -- (99.5%)
Federal Farm Credit Bank
    1.750%, 02/21/13 ..............................      $14,000  $ 14,267,498
Federal Home Loan Bank
    1.746%, 11/30/12 ..............................        1,700     1,730,933
    1.750%, 12/14/12 ..............................       32,400    32,985,435
    1.500%, 01/16/13 ..............................       26,900    27,330,292
    3.375%, 02/27/13 ..............................       32,100    33,597,594
    1.625%, 03/20/13 ..............................       34,500    35,185,239
    1.000%, 03/27/13 ..............................       18,700    18,882,082
    1.875%, 06/21/13 ..............................       22,300    22,900,606
                                                                  ------------
TOTAL AGENCY OBLIGATIONS ..........................                186,879,679
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    Repurchase Agreement, PNC Capital Markets, Inc.
    0.05%, 08/01/11 (Collateralized by $1,015,000
    FNMA 2.24%, 07/06/ 15, valued at $1,040,375) to
    be repurchased at $1,022,004 . ................        1,022     1,022,000
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $187,033,138)^^ .........................               $187,901,679
                                                                  ============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                 --------------------------------------------------
                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                                 ----------  ------------  ---------   ------------
Agency Obligations ...........         --    $186,879,679        --    $186,879,679
Temporary Cash Investments ...         --       1,022,000        --       1,022,000
                                 ----------  ------------  ---------   ------------
TOTAL ........................         --    $187,901,679        --    $187,901,679
                                 ==========  ============  =========   ============

               See accompanying Notes to Schedules of Investments.

                             GLOBAL EQUITY PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2011
                                   (Unaudited)

                                                                   SHARES        VALUE+
                                                                -----------  --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc. ......................   75,228,584  $  844,064,712
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc. ......................   53,281,606     603,147,780
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc. ......................   25,015,842     283,429,490
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc. ......................    8,069,073     177,923,060
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc. ......................      819,946      19,818,095
                                                                             --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $1,593,211,291) ..................................                1,928,383,137
                                                                             --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash
       Portfolio - Instituional Shares
       (Cost $386,810) .......................................      386,810         386,810
                                                                             --------------

    TOTAL INVESTMENTS - (100.0%) (Cost $1,593,598,101)^^ .....               $1,928,769,947
                                                                             ==============

Summary of inputs used to value the Global Fund's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                              VALUATION INPUTS
                                        ------------------------------------------------------
                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ------------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3        TOTAL
                                        --------------   --------   ---------   --------------
Affiliated Investment Companies ......  $1,928,383,137      --          --      $1,928,383,137
Temporary Cash Investments ...........         386,810      --          --             386,810
                                        --------------   --------   ---------   --------------
TOTAL ................................  $1,928,769,947      --          --      $1,928,769,947
                                        ==============   ========   =========   ==============

               See accompanying Notes to Schedules of Investments.

                             GLOBAL 60/40 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2011
                                   (UNAUDITED)

                                                                        SHARES          VALUE+
                                                                       ----------   --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
    DFA Investment Dimensions Group Inc. ............................  26,175,846   $  293,692,992
Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc..............................  18,753,467      212,289,246
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
    DFA Investment Dimensions Group Inc. ............................  16,114,708      174,844,582
Investment in DFA Short-Term Extended Quality Portfolio of
    DFA Investment Dimensions Group Inc .............................  10,718,739      116,834,255
Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc. ............................   8,780,736       99,485,739
Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc. ............................   2,783,671       61,379,946
Investment in DFA Inflation-Protected Securities Portfolio of
    DFA Investment Dimensions Group Inc. ............................   4,889,412       59,699,721
Investment in DFA Intermediate-Term Extended Quality Portfolio of
    DFA Investment Dimensions Group Inc. ............................   5,723,322       59,007,450
Investment in DFA Five-Year Global Fixed Income Portfolio of
    DFA Investment Dimensions Group Inc. ............................   5,152,411       58,531,389
Investment in DFA Real Estate Securities Portfolio of
    DFA Investment Dimensions Group Inc. ............................     282,228        6,821,451
                                                                                    --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $1,022,526,834) .........................................                1,142,586,771
                                                                                    --------------
     TOTAL INVESTMENTS - (100.0%) (Cost $1,022,526,834)^^ ...........               $1,142,586,771
                                                                                    ==============

SCHEDULE OF INVESTMENTS
CONTINUED

Summary of inputs used to value the Global Fund's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                       VALUATION INPUTS
                                      -----------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------------------
                                          LEVEL 1      LEVEL 2    LEVEL 3         TOTAL
                                      -------------   --------    --------   --------------
Affiliated Investment Companies ....  $1,142,586,771      --       --        $1,142,586,771
                                      -------------   --------    --------   --------------
TOTAL ..............................  $1,142,586,771      --       --        $1,142,586,771
                                      =============   ========    ========   ==============

               See accompanying Notes to Schedules of Investments.

                             GLOBAL 25/75 PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2011
                                   (UNAUDITED)

                                                                         SHARES        VALUE+
                                                                       ----------   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc..............................   7,980,246    $ 86,984,681
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc. ............................   8,488,289      86,750,314
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc. ............................   3,617,970      44,175,414
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc. ............................   2,783,147      31,226,909
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc. ............................   1,970,984      22,311,539
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc. ............................     951,132      10,776,326
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc. ............................     294,912       6,502,810
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc. ............................      30,259         731,360
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                            ------------
         (Cost $263,283,959)........................................                 289,459,353
                                                                                    ------------


TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash
    Portfolio - Instituional Shares
   (Cost $384) .....................................................         384             384
                                                                                    ------------
    TOTAL INVESTMENTS - (100.0%) (Cost $263,284,343)^^ .............                $289,459,737
                                                                                    ============

Summary of inputs used to value the Global Fund's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                       VALUATION INPUTS
                                      -----------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------------------
                                          LEVEL 1      LEVEL 2    LEVEL 3         TOTAL
                                      -------------   --------    --------    -------------
Affiliated Investment Companies ....  $ 289,459,353       --          --      $ 289,459,353
Temporary Cash Investments .........            384       --          --                384
                                      -------------   --------    --------    -------------
TOTAL ..............................  $ 289,459,737       --          --      $ 289,459,737
                                      =============   ========    ========    =============

               See accompanying Notes to Schedules of Investments.

ORGANIZATION

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2011, the Fund consisted of fifteen portfolios (the "Portfolios'), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

     The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

     The shares of the Master Funds held by Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies for federal income tax purposes. The Global Funds' investment in partnerships reflect their proportionate interest in the net assets of their corresponding partnerships. At July 31, 2011, the Global Funds held no investments in partnerships. These securities are generally categorized as Level 1 in the hierarchy.

     Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     A summary of the inputs used to value the Portfolios' investments by each major security type and/or industry is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 for the period ended July 31, 2011.

FINANCIAL INSTRUMENTS

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

     1. Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio, LWAS/DFA Two-Year Government Portfolio and the Global Funds may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

     2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At July 31, 2011, the following Portfolios had outstanding futures contracts (dollar amounts in thousands)

                                                                                                        APPROXIMATE
                                                     EXPIRATION    NUMBER OF    CONTRACT   UNREALIZED      CASH
                                     DESCRIPTION        DATE       CONTRACTS      VALUE    GAIN (LOSS)  COLLATERAL
                                  ----------------   -----------   ---------   ---------   ----------   -----------
U.S. Large Company Portfolio ...  S&P 500 Index(R)    09/16/2011          94    $ 30,277        $ 423       $ 2,220

FEDERAL TAX COST

     At July 31, 2011, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio .....................  $3,246,009,444
U.S. Large Cap Value Portfolio II ................      87,784,878
U.S. Large Cap Value Portfolio III ...............   1,417,360,249
LWAS/DFA U.S. High Book to Market Portfolio ......      49,973,278
DFA International Value Portfolio ................   4,706,579,950
DFA International Value Portfolio II .............      98,237,605
DFA International Value Portfolio III ............     979,797,290
DFA International Value Portfolio IV .............     273,213,051
Tax-Managed U.S. Marketwide Value Portfolio II ...     750,060,543
Emerging Markets Portfolio II ....................      57,799,189
LWAS/DFA Two-Year Fixed Income Portfolio .........      94,834,318
LWAS/DFA Two-Year Government Portfolio ...........     187,033,138
Global Equity Portfolio ..........................   1,695,489,604
Global 60/40 Portfolio ...........................   1,030,049,828
Global 25/75 Portfolio ...........................     266,572,510

OTHER

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

     Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The U.S Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendment to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE DFA INVESTMENT TRUST COMPANY

================================================================================

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2011
                                   (UNAUDITED)

                                                          SHARES          VALUE+
                                                        -----------   -------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (15.1%)
      #Carnival Corp..................................    2,260,335   $  75,269,155
       CBS Corp. Class A .............................        7,136         196,954
       CBS Corp. Class B .............................    3,870,469     105,934,737
      *Clear Channel Outdoor Holdings, Inc. Class A...      168,716       1,982,413
       Comcast Corp. Class A .........................   10,440,014     250,769,136
       Comcast Corp. Special Class A .................    3,843,964      89,718,120
       Dillard's, Inc. Class A .......................       58,044       3,265,555
       #DR Horton, Inc. ..............................    1,428,277      16,967,931
     #*Education Management Corp. ....................        1,649          36,789
       Foot Locker, Inc. .............................      700,602      15,224,081
       Fortune Brands, Inc. ..........................      742,497      44,705,744
     #*GameStop Corp. Class A ........................      521,729      12,302,370
       Gannett Co., Inc. .............................      148,642       1,896,672
      *Hyatt Hotels Corp. Class A ....................       11,925         462,571
      #J.C. Penney Co., Inc. .........................    1,065,775      32,783,239
      #Lennar Corp. Class A ..........................      802,616      14,198,277
       Lennar Corp. Class B Voting ...................        4,741          66,848
      *Liberty Media Corp. Interactive Class A .......    3,363,865      55,201,025
      *Liberty Media-Starz Corp. Series A ............      295,430      22,677,207
      *Lowe's Cos., Inc. .............................       36,533         788,382
       Macy's, Inc. ..................................      148,821       4,296,462
     #*MGM Resorts International .....................    2,598,118      39,257,563
     #*Mohawk Industries, Inc. .......................      392,417      20,417,456
       News Corp. Class A ............................    9,024,175     144,567,283
      #News Corp. Class B ............................    3,247,295      53,580,367
      *Penn National Gaming, Inc. ....................      190,530       7,988,923
     #*Pulte Group, Inc. .............................    1,411,219       9,695,075
     #*Royal Caribbean Cruises, Ltd. .................    1,043,290      31,945,540
     #*Sears Holdings Corp. ..........................      595,638      41,498,099
       Service Corp. International ...................      122,917       1,286,941
      #Time Warner Cable, Inc. .......................    2,004,056     146,917,345
      #Time Warner, Inc. .............................    6,251,359     219,797,782
     #*Toll Brothers, Inc. ...........................      912,316      18,209,827
      #Washington Post Co. Class B ...................       36,180      14,555,214
       Wendy's Co. (The) .............................      224,200       1,181,534
      #Whirlpool Corp. ...............................       83,263       5,764,297
      #Wyndham Worldwide Corp. .......................      879,722      30,429,584
                                                                      -------------
Total Consumer Discretionary .........................                1,535,836,498
                                                                      -------------
Consumer Staples -- (7.7%)
       Archer-Daniels-Midland Co .....................    2,981,045      90,564,147
      #Bunge, Ltd. ...................................      463,340      31,882,425
      *Constellation Brands, Inc. Class A ............      933,566      19,035,411
      #Corn Products International, Inc. .............      260,094      13,236,184
       CVS Caremark Corp. ............................    6,540,637     237,752,155
       J.M. Smucker Co. ..............................      561,176      43,726,834
       Kraft Foods, Inc. Class A .....................    6,672,092     229,386,523
       Molson Coors Brewing Co. Class B ..............      798,416      35,968,641
      *Ralcorp Holdings, Inc. ........................      202,412      17,508,638
      #Safeway, Inc. .................................      603,598      12,174,572
     #*Smithfield Foods, Inc. ........................      780,989      17,197,378
       Tyson Foods, Inc. Class A .....................    1,845,901      32,414,022
                                                                      -------------
Total Consumer Staples ...............................                  780,846,930
                                                                      -------------
Energy -- (17.4%)
       Anadarko Petroleum Corp. ......................    2,635,391     217,577,881
       Apache Corp. ..................................      153,785      19,026,280
       Cabot Oil & Gas Corp. .........................       14,435       1,069,345

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     SHARES         VALUE+
                                                   -----------   -------------
Energy -- (Continued)
       Chesapeake Energy Corp. .................     3,189,528   $ 109,560,287
       Chevron Corp. ...........................     1,026,085     106,733,362
       ConocoPhillips ..........................     5,825,280     419,361,907
      *Denbury Resources, Inc. .................     1,271,593      24,567,177
       Devon Energy Corp. ......................       278,639      21,928,889
      #Helmerich & Payne, Inc. .................       513,387      35,449,372
       Hess Corp. ..............................     1,462,821     100,291,008
       Marathon Oil Corp. ......................     3,514,978     108,858,869
      *Marathon Petroleum Corp. ................     1,757,489      76,960,443
       Murphy Oil Corp. ........................       490,469      31,497,919
      *Nabors Industries, Ltd. .................     1,355,841      35,807,761
       National-Oilwell, Inc. ..................     1,960,685     157,972,390
       Noble Energy, Inc. ......................       289,729      28,880,187
       Patterson-UTI Energy, Inc. ..............       732,485      23,827,737
      #Pioneer Natural Resources Co. ...........       548,341      50,990,230
      *Plains Exploration & Production Co. .....       664,529      25,923,276
       QEP Resources, Inc. .....................       269,816      11,826,035
      *Rowan Cos., Inc. ........................       593,524      23,248,335
       Sunoco, Inc. ............................       612,366      24,892,678
      #Teekay Corp. ............................        22,078         612,664
      *Tesoro Petroleum Corp. ..................       469,001      11,392,034
      #Tidewater, Inc. .........................       276,715      15,036,693
      *Unit Corp. ..............................        13,351         801,194
       Valero Energy Corp. .....................     2,742,854      68,900,492
      *Weatherford International, Ltd. .........       497,173      10,898,032
                                                                 -------------
Total Energy ...................................                 1,763,892,477
                                                                 -------------
Financials -- (18.9%)
       ACE, Ltd. ...............................         6,725         450,440
      *Allegheny Corp. .........................        19,362       6,378,036
     #*Allied World Assurance Co. Holdings AG ..       188,355      10,255,930
       Allstate Corp. (The) ....................       586,921      16,269,450
      #Alterra Capital Holdings, Ltd. ..........        35,444         772,325
      *American Capital, Ltd. ..................       319,656       3,091,074
       American Financial Group, Inc. ..........       632,368      21,487,865
       American National Insurance Co. .........        92,565       6,936,821
      #Associated Banc-Corp. ...................       313,406       4,277,992
       Assurant, Inc. ..........................       493,401      17,574,944
       Assured Guaranty, Ltd. ..................        98,365       1,391,865
       Axis Capital Holdings, Ltd. .............       613,817      19,562,348
       Bank of America Corp. ...................    23,609,592     229,249,138
      *Bank of Montreal ........................       182,573      11,472,887
       Capital One Financial Corp. .............     2,343,277     112,008,641
      #Cincinnati Financial Corp. ..............        44,921       1,227,691
      *CIT Group, Inc. .........................        12,100         480,854
       Citigroup, Inc. .........................     7,841,714     300,651,315
       CME Group, Inc. .........................       315,128      91,131,866
       CNA Financial Corp. .....................     1,661,114      45,747,080
       Everest Re Group, Ltd. ..................       231,133      18,980,642
      *Genworth Financial, Inc. Class A ........     2,390,330      19,887,546
      #Hartford Financial Services Group, Inc. .     2,160,202      50,591,931
       JPMorgan Chase & Co. ....................       170,725       6,905,826
       KeyCorp .................................     3,740,365      30,072,535
      #Legg Mason, Inc. ........................       721,237      21,218,793
      #Lincoln National Corp. ..................     1,587,360      42,065,040
       Loews Corp. .............................     2,422,916      96,601,661
       MetLife, Inc. ...........................     4,718,267     194,439,783
       Morgan Stanley ..........................     3,076,864      68,460,224
      *NASDAQ OMX Group, Inc. (The) ............       840,414      20,228,765
      #Old Republic International Corp. ........     1,432,884      14,959,309
       PartnerRe, Ltd. .........................       136,828       9,142,847

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     SHARES         VALUE+
                                                  ------------  -------------
Financials -- (Continued)
       People's United Financial, Inc. ..........      114,631  $   1,453,521
      *Popular, Inc. .......................... .    2,364,462      5,674,709
       Principal Financial Group, Inc. ..........       86,165      2,380,739
      #Prudential Financial, Inc. ...............    2,212,316    129,818,703
       Regions Financial Corp. ..................    5,735,171     34,927,191
       Reinsurance Group of America, Inc. .. ....      428,134     24,921,680
       SunTrust Banks, Inc. .....................    2,564,707     62,809,674
       Transatlantic Holdings, Inc. .............      296,194     15,168,095
       Travelers Cos., Inc. (The) ...............      530,891     29,268,021
      #Unum Group ............................. .    1,898,589     46,306,586
       Validus Holdings, Ltd. ...................      329,771      8,768,611
       White Mountains Insurance Group, Ltd. ....       33,758     14,225,284
       Xl Group P.L.C. ..........................    1,391,593     28,555,488
      #Zions Bancorporation .....................      777,171     17,020,045
                                                                -------------
Total Financials ................................               1,915,271,811
                                                                -------------
Health Care -- (9.9%)
       Aetna, Inc. ..............................    1,938,699     80,436,621
     #*Alere, Inc. ..............................      298,357      8,798,548
     #*Boston Scientific Corp. ..................    5,486,019     39,279,896
      *CareFusion Corp. .........................      876,152     23,121,651
       Cigna Corp. ..............................       21,116      1,050,943
      *Community Health Systems, Inc. ...........      428,183     11,064,249
       Cooper Cos., Inc. ........................       20,654      1,579,824
      *Coventry Health Care, Inc. ...............      634,603     20,307,296
      *Hologic, Inc. ............................    1,218,221     22,622,364
       Humana, Inc. .............................      712,843     53,163,831
      #Omnicare, Inc. ...........................      602,337     18,371,278
       PerkinElmer, Inc. ........................      409,918     10,026,594
       Pfizer, Inc. .............................   15,670,712    301,504,499
       Teleflex, Inc. ...........................       87,443      5,266,692
      *Thermo Fisher Scientific, Inc. ...........    1,994,284    119,836,526
       UnitedHealth Group, Inc. .................    2,296,880    113,994,154
       WellPoint, Inc. ..........................    2,580,122    174,287,241
                                                                -------------
Total Health Care ...............................               1,004,712,207
                                                                -------------
Industrials -- (12.9%)
      *Aecom Technology Corp. ...................       36,679        907,438
      *AGCO Corp. ...............................      142,854      6,774,137
      #Cintas Corp. .............................        8,087        263,232
      *CNH Global N.V. ..........................          163          6,217
       Covanta Holding Corp. ....................      233,457      4,034,137
       CSX Corp. ................................    6,583,308    161,751,878
       General Electric Co. .....................   17,197,700    308,010,807
     #*Hertz Global Holdings, Inc. ..............      835,683     11,758,060
      #Ingersoll-Rand P.L.C. ....................      789,598     29,546,757
      *KAR Auction Services, Inc. ...............          245          4,356
      #L-3 Communications Holdings, Inc. .. .....      281,986     22,310,732
       Norfolk Southern Corp. ...................    2,045,548    154,847,984
      #Northrop Grumman Corp. ...................    1,823,753    110,355,294
      *Owens Corning, Inc. ......................      589,248     20,965,444
      #Pentair, Inc. ............................      331,855     12,215,583
      *Quanta Services, Inc. ....................      284,191      5,263,217
      #R. R. Donnelley & Sons Co. ...............      574,501     10,806,364
       Raytheon Co. .............................          386         17,266
       Republic Services, Inc. ..................      988,217     28,687,940
       Ryder System, Inc. .......................      295,507     16,642,954
      #Southwest Airlines Co. ...................    4,290,532     42,733,699
       Stanley Black & Decker, Inc. .............      300,246     19,747,179
      *Terex Corp. ..............................      445,936      9,904,239
       Trinity Industries, Inc. .................          200          5,958

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                           SHARES         VALUE+
                                                         -----------  -------------
Industrials -- (Continued)
      #Tyco International, Ltd. .......................    1,202,968  $  53,279,453
       Union Pacific Corp. ............................    2,594,778    265,912,849
      *URS Corp. ......................................      375,966     15,350,692
                                                                      -------------
Total Industrials .....................................               1,312,103,866
                                                                      -------------
Information Technology -- (3.2%)
       Activision Blizzard, Inc. ......................    2,584,783     30,603,831
     #*AOL, Inc. ......................................      505,654      8,687,136
      *Arrow Electronics, Inc. ........................      568,882     19,768,649
      *Avnet, Inc. ....................................      711,662     20,851,697
       AVX Corp. ......................................      292,217      4,067,661
      *Brocade Communications Systems, Inc. ...........      924,515      5,066,342
       Computer Sciences Corp. ........................      946,932     33,407,761
      *CoreLogic, Inc. ................................      187,628      2,960,770
       Corning, Inc. ..................................    1,576,841     25,087,540
      *EchoStar Corp. .................................        7,469        249,913
       Fidelity National Information Services, Inc.....    1,261,311     37,864,556
      *IAC/InterActiveCorp ............................      540,265     22,361,568
      *Ingram Micro, Inc. Class A .....................      969,555     17,985,245
     #*Micron Technology, Inc. ........................    3,193,681     23,537,429
      *Motorola Solutions, Inc. .......................      278,421     12,498,319
      *Tech Data Corp. ................................       18,421        859,708
     #*Vishay Intertechnology, Inc. ...................       35,235        485,186
      *Western Digital Corp. ..........................      283,701      9,776,336
       Xerox Corp. ....................................    4,085,127     38,114,235
      *Yahoo!, Inc. ...................................    1,073,922     14,068,378
                                                                      -------------
Total Information Technology ..........................                 328,302,260
                                                                      -------------
Materials -- (2.8%)
      #Alcoa, Inc. ....................................    5,357,434     78,915,003
       Ashland, Inc. ..................................      375,339     22,985,760
       Bemis Co., Inc. ................................        2,331         73,660
      *Coeur d'Alene Mines Corp. ......................       77,230      2,107,607
      #Cytec Industries, Inc. .........................       89,928      5,035,968
       Domtar Corp. ...................................      199,193     15,925,480
       International Paper Co. ........................    2,299,481     68,294,586
       MeadWestavco Corp. .............................    1,023,001     31,856,251
       Nucor Corp. ....................................       11,970        465,513
       Reliance Steel & Aluminum Co. ..................      363,907     17,107,268
       Sealed Air Corp. ...............................      170,809      3,677,518
       Steel Dynamics, Inc. ...........................      893,527     13,956,892
      #United States Steel Corp. ......................       97,681      3,906,263
      #Vulcan Materials Co. ...........................      575,312     19,727,448
       Westlake Chemical Corp. ........................        5,489        284,056
                                                                      -------------
Total Materials .......................................                 284,319,273
                                                                      -------------
Telecommunication Services -- (6.2%)
       AT&T, Inc. .....................................   13,044,608    381,685,230
      *CenturyLink, Inc. ..............................    1,376,720     51,090,079
      #Frontier Communications Corp. ..................      635,064      4,756,629
      *MetroPCS Communications, Inc. ..................    1,422,836     23,163,770
      *Sprint Nextel Corp. ............................   13,961,200     59,055,876
      #Telephone & Data Systems, Inc. .................      286,273      8,118,702
       Telephone & Data Systems, Inc. Special Shares...      251,163      6,258,982
      *United States Cellular Corp. ...................      265,925     11,751,226
       Verizon Communications, Inc. ...................    2,381,910     84,057,604
                                                                      -------------
Total Telecommunication Services ......................                 629,938,098
                                                                      -------------
Utilities -- (1.3%)
      *AES Corp. ......................................    1,351,151     16,632,669

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     SHARES          VALUE+
                                                 -------------   --------------
Utilities -- (Continued)
     #*Calpine Corp. ..........................      1,832,420   $   29,776,825
      *GenOn Energy, Inc. .....................         212,040          824,836
      *NRG Energy, Inc. .......................         926,068       22,707,187
       Public Service Enterprise Group, Inc. ..       1,856,332       60,794,873
                                                                 --------------
Total Utilities ...............................                     130,736,390
                                                                 --------------
TOTAL COMMON STOCKS ...........................                   9,685,959,810
                                                                 --------------

                                                                                        SHARES/
                                                                                         FACE
                                                                                        AMOUNT
                                                                                        (000)
                                                                                      -----------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S) @DFA Short Term Investment Fund ...............................................   466,512,562       466,512,562
  @Repurchase Agreement, JPMorgan Securities LLC 0.20%, 08/01/11 (Collateralized by
  $213,038 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from
  05/01/36 to 07/01/41, valued at $213,708) to be repurchased at $206,833..........         $ 207           206,830
                                                                                                    ---------------
TOTAL SECURITIES LENDING COLLATERAL ...............................................                     466,719,392
                                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $7,727,512,858)^^ .....................................................                 $10,152,679,202
                                                                                                    ===============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                     --------------------------------------------------------------
                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------------
                                        LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                     --------------   ------------   -----------   ----------------
Common Stocks
     Consumer Discretionary .......  $1,535,836,498             --       --        $  1,535,836,498
     Consumer Staples .............     780,846,930             --       --             780,846,930
     Energy .......................   1,763,892,477             --       --           1,763,892,477
     Financials ...................   1,915,271,811             --       --           1,915,271,811
     Health Care ..................   1,004,712,207             --       --           1,004,712,207
     Industrials ..................   1,312,103,866             --       --           1,312,103,866
     Information Technology .......     328,302,260             --       --             328,302,260
     Materials ....................     284,319,273             --       --             284,319,273
     Telecommunication Services ...     629,938,098             --        --             629,938,098
     Utilities ....................     130,736,390             --       --             130,736,390
Securities Lending Collateral .....              --   $466,719,392       --             466,719,392
                                     --------------   ------------       --        ----------------

TOTAL .............................  $9,685,959,810   $466,719,392       --        $ 10,152,679,202
                                     ==============   ============       ==        ================

              See accompanying Notes to Schedules of Investments.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                        SHARES         VALUE++
                                                      ------------   ------------
COMMON STOCKS -- (89.5%)
AUSTRALIA -- (4.8%)
       Alumina, Ltd. ...............................     2,686,318   $  6,394,690
      #Alumina, Ltd. Sponsored ADR .................       172,484      1,638,598
       Amcor, Ltd. .................................     1,929,191     14,890,820
       Amcor, Ltd. Sponsored ADR ...................        77,103      2,373,230
       Asciano Group, Ltd. .........................     2,473,733      4,524,367
      #Australia & New Zealand Banking Group, Ltd...     1,490,687     34,072,941
       Bank of Queensland, Ltd. ....................       198,043      1,751,626
       Bendigo Bank, Ltd. ..........................       525,607      5,099,961
      #BlueScope Steel, Ltd. .......................     4,756,814      5,936,807
      #Boral, Ltd. .................................     1,516,921      6,944,711
       Caltex Australia, Ltd. ......................       291,956      3,414,387
       Crown, Ltd. .................................     1,072,628     10,495,479
       Downer EDI, Ltd. ............................       132,490        556,558
      *Echo Entertainment Group, Ltd. ..............     1,526,918      6,726,659
      #Fairfax Media, Ltd. .........................     4,500,769      4,347,314
      #Harvey Norman Holdings, Ltd. ................       991,617      2,372,622
       Incitec Pivot, Ltd. .........................     4,149,937     17,977,438
       Insurance Australia Group, Ltd. .............     2,421,223      8,706,998
       Lend Lease Group NL .........................       773,285      7,520,899
       Macquarie Group, Ltd. .......................       568,086     17,207,665
      #National Australia Bank, Ltd. ...............     1,864,148     49,081,444
       New Hope Corp., Ltd. ........................        51,436        303,258
       OneSteel, Ltd. ..............................     2,331,726      4,513,191
       Origin Energy, Ltd. .........................     1,857,216     29,927,319
      *OZ Minerals, Ltd. ...........................       419,086      6,257,808
       Primary Health Care, Ltd. ...................        28,910        102,783
      *Qantas Airways, Ltd. ........................     2,850,317      5,776,813
      #Santos, Ltd. ................................     1,410,263     19,952,877
       Sims Metal Management, Ltd. .................       102,537      1,899,230
      #Sims Metal Management, Ltd. Sponsored ADR ...       124,013      2,268,198
       Sonic Healthcare, Ltd. ......................       331,308      4,424,163
       Suncorp Group, Ltd. .........................     3,142,301     25,569,098
       TABCORP Holdings, Ltd. ......................     1,526,918      5,393,179
       Tatts Group, Ltd. ...........................     2,263,131      5,770,073
       Toll Holdings, Ltd. .........................        60,372        299,907
      #Washington H. Soul Pattinson & Co., Ltd. ....       113,801      1,616,335
       Wesfarmers, Ltd. ............................     2,539,298     81,666,226
                                                                     ------------
TOTAL AUSTRALIA ....................................                  407,775,672
                                                                     ------------
AUSTRIA -- (0.4%)
       Erste Group Bank AG .........................       342,508     16,375,493
       OMV AG ......................................       286,325     11,413,607
       Raiffeisen Bank International AG ............        14,000        699,971
       Voestalpine AG ..............................        68,767      3,559,978
                                                                     ------------
TOTAL AUSTRIA ......................................                   32,049,049
                                                                     ------------
BELGIUM -- (0.9%)
       Ageas SA ....................................     2,153,708      4,415,519
       Delhaize Group SA ...........................       219,305     15,770,894
      #Delhaize Group SA Sponsored ADR .............        52,900      3,836,308
     #*Dexia SA ....................................       515,617      1,362,076
       KBC Groep NV ................................       313,891     11,075,745
       Solvay SA ...................................       168,640     25,393,332
      #UCB SA ......................................       290,371     13,355,057
                                                                     ------------
TOTAL BELGIUM ......................................                   75,208,931
                                                                     ------------
CANADA -- (11.2%)
       Astral Media, Inc. Class A ..................        40,138      1,533,768

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       SHARES       VALUE++
                                                                     ----------  -------------
CANADA -- (Continued)
      #BCE, Inc. ................................................       349,032  $  13,319,071
      #Bell Aliant, Inc. ........................................       162,757      4,718,582
      #Canadian Pacific Railway, Ltd.  ..........................       282,553     18,042,345
      #Canadian Tire Corp Class A ...............................       214,347     13,106,025
       Canadian Utilities, Ltd.  Class A ........................        82,858      4,889,355
      *CGI Group, Inc. ..........................................       362,612      7,795,333
       Empire Co., Ltd.  Class A ................................        65,500      3,973,395
      #Encana Corp. .............................................     2,051,015     60,170,548
      #Enerplus Corp. ...........................................       249,211      7,770,156
       Ensign Energy Services, Inc. .............................       176,399      3,799,562
      #Fairfax Financial Holdings, Ltd. .........................        54,722     21,534,850
      #Genworth MI Canada, Inc. .................................        84,524      2,093,085
       George Weston, Ltd.  .....................................       141,700      9,832,759
       Goldcorp, Inc. ...........................................     1,007,168     48,163,175
       Groupe Aeroplan, Inc. ....................................        39,347        554,717
      #Husky Energy, Inc. .......................................       783,918     21,947,571
       Industrial Alliance Insurance & Financial Services, Inc...       168,485      6,648,055
      #Inmet Mining Corp. .......................................       128,378      8,866,675
       Intact Financial Corp. ...................................       121,000      7,022,293
       Kinross Gold Corp. .......................................     1,332,857     21,762,069
      #Loblaw Cos., Ltd.  .......................................       224,875      8,698,917
      *Lundin Mining Corp. ......................................       484,110      3,637,982
      #Magna International, Inc. ................................       583,936     28,480,211
      #Manitoba Telecom Services, Inc. ..........................        40,500      1,312,769
      #Manulife Financial Corp. .................................     3,604,497     57,267,533
      #Metro, Inc. Class A ......................................       137,300      6,807,160
      #National Bank of Canada ..................................       109,467      8,483,993
      *New Gold, Inc. ...........................................       575,613      6,223,332
      #Nexen, Inc. ..............................................     1,723,715     40,213,101
      #Pengrowth Energy Corp. ...................................       408,238      5,298,185
      #Penn West Petroleum, Ltd. ................................       700,622     15,604,413
      #PetroBakken Energy, Ltd.  ................................       150,435      2,213,738
      *Petrobank Energy & Resources, Ltd.  ......................        96,762      1,498,851
      *Precision Drilling Corp. .................................       233,316      4,029,216
       Progress Energy Resources Corp. ..........................       179,131      2,598,520
      *Quadra FNX Mining, Ltd.  .................................       397,631      6,329,968
       Sears Canada, Inc. .......................................        34,515        551,619
      #Sun Life Financial, Inc. .................................     1,513,735     41,841,793
       Suncor Energy, Inc. ......................................     2,911,186    111,578,451
       Talisman Energy, Inc. ....................................     1,986,345     36,173,953
       Teck Resources, Ltd. Class A .............................         4,015        202,126
      #Teck Resources, Ltd. Class B .............................     1,483,730     73,514,865
      #Telus Corp. Non-Voting ...................................       365,532     19,262,689
      #Thomson Reuters Corp. ....................................     1,832,184     63,012,786
      #TransAlta Corp. ..........................................       602,148     13,316,644
      #TransCanada Corp. ........................................     1,941,948     81,584,377
     #*Uranium One, Inc. ........................................       405,400      1,429,900
       Viterra, Inc. ............................................       861,686      9,758,169
       Yamana Gold, Inc. ........................................     1,777,340     23,141,043
      #Yellow Media, Inc. .......................................       113,179        246,389
                                                                                 -------------
TOTAL CANADA ....................................................                  961,856,082
                                                                                 -------------
DENMARK -- (1.2%)
      #A.P. Moller - Maersk A.S. ................................         3,855     29,537,089
      *A.P. Moller - Maersk A.S. Series A .......................           229      1,695,632
       Carlsberg A.S. Series B ..................................       312,511     30,697,440
      *Danske Bank A.S. .........................................     1,362,592     26,361,253
      *Jyske Bank A.S. ..........................................       111,779      4,451,513
      #Rockwool International A.S. ..............................           246         29,011
       Sydbank A.S. .............................................        60,841      1,426,014

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                     SHARES       VALUE++
                                                                   ----------  -------------
DENMARK -- (Continued)
     #*Vestas Wind Systems A.S. ................................      223,192  $   4,920,562
                                                                               -------------
TOTAL DENMARK ..................................................   99,118,514
                                                                               -------------

FINLAND -- (0.6%)
       Kesko Oyj ...............................................      152,300      5,909,839
      #Neste Oil Oyj ...........................................      302,274      3,948,052
      #Outokumpu Oyj ...........................................      228,983      2,442,794
       Sampo Oyj ...............................................      378,030     11,514,398
      #Stora Enso Oyj Series R .................................    1,304,065     11,222,915
      #Stora Enso Oyj Sponsored ADR ............................       91,500        783,240
       UPM-Kymmene Oyj .........................................    1,166,852     18,183,594
      #UPM-Kymmene Oyj Sponsored ADR ...........................       69,300      1,072,764
                                                                               -------------
TOTAL FINLAND ..................................................                 55,077,596
                                                                               -------------

FRANCE -- (8.1%)
      *Air France-KLM SA .......................................      320,673      3,858,686
       AXA SA ..................................................    3,834,671     71,743,137
       AXA SA Sponsored ADR ....................................      140,900      2,634,830
       BNP Paribas SA ..........................................      607,569     39,403,343
      *Bouygues SA .............................................      178,183      6,735,123
       Capgemini SA ............................................      259,094     12,750,292
       Casino Guichard Perrachon SA ............................      139,152     12,686,130
       Cie de Saint-Gobain SA ..................................      906,829     52,402,859
     #*Cie Generale de Geophysique - Veritas SA Sponsored ADR...      141,089      4,751,878
       Cie Generale des Establissements Michelin SA Series B....      222,791     18,709,404
       Ciments Francais SA .....................................       26,702      2,756,295
       CNP Assurances SA .......................................      318,796      6,136,093
       Credit Agricole SA ......................................    2,838,495     34,845,625
       France Telecom SA .......................................      422,575      8,744,088
       GDF Suez SA .............................................    2,720,289     88,956,326
       Groupe Eurotunnel SA ....................................      545,525      5,814,828
       Lafarge SA ..............................................      505,082     27,011,684
       Lagardere SCA ...........................................      243,906      9,473,863
       Natixis SA ..............................................    1,972,004      8,945,777
       Peugeot SA ..............................................      358,364     13,584,698
       PPR SA ..................................................      161,317     29,812,981
       Renault SA ..............................................      500,084     26,682,121
      #Rexel SA ................................................      120,723      2,624,856
       Sanofi SA ...............................................      141,050     10,959,707
      #Sanofi SA ADR ...........................................      651,672     25,252,290
       SCOR SE .................................................      199,252      5,128,121
       Societe Generale SA .....................................    1,383,654     68,490,604
       STMicroelectronics NV ...................................    1,542,301     12,159,854
       Vivendi SA ..............................................    3,447,034     82,432,601
                                                                               -------------
TOTAL FRANCE ...................................................                 695,488,094
                                                                               -------------

GERMANY -- (8.5%)
       Allianz SE ..............................................      396,448     51,663,326
       Allianz SE Sponsored ADR ................................    2,834,240     36,986,832
       Bayerische Motoren Werke AG .............................      915,762     91,550,815
      #Celesio AG ..............................................       69,612      1,337,866
      *Commerzbank AG ..........................................    2,221,366      8,443,746
       Daimler AG ..............................................    2,088,586    151,413,812
       Deutsche Bank AG (5750355) ..............................      965,050     53,061,213
      #Deutsche Bank AG (D18190898) ............................      420,711     23,126,484
       Deutsche Lufthansa AG ...................................      464,311      9,347,549
       Deutsche Telekom AG .....................................    2,852,483     44,463,938
       Deutsche Telekom AG Sponsored ADR .......................    3,099,741     48,014,988
       E.ON AG .................................................    1,875,479     51,713,070
      #Fraport AG ..............................................       41,329      3,311,419

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------  ------------
GERMANY -- (Continued)
       Generali Deutschland Holding AG ................      10,980  $  1,241,650
       Hannover Rueckversicherung AG ..................      74,974     3,890,876
       Heidelberger Zement AG .........................     201,967    11,107,687
       Linde AG .......................................      16,685     2,990,107
       Merck KGaA .....................................      50,209     5,358,621
       Munchener Rueckversicherungs-Gesellschaft AG....     412,644    60,894,352
       Porsche Automobil Holding SE ...................     334,085    25,673,211
       RWE AG .........................................     133,559     7,001,824
      #Salzgitter AG ..................................      79,216     5,770,096
       SCA Hygiene Products SE ........................       3,195     1,613,755
      #Suedzucker AG ..................................      54,734     1,929,891
       ThyssenKrupp AG ................................     368,208    16,279,452
       Volkswagen AG ..................................      44,125     8,064,113
                                                                     ------------
TOTAL GERMANY .........................................               726,250,693
                                                                     ------------
GREECE -- (0.1%)
       Hellenic Petroleum S.A. ........................     334,517     3,088,204
     #*National Bank of Greece S.A. ...................     379,016     2,548,753
      #National Bank of Greece S.A. ADR ...............     619,230       811,191
                                                                     ------------
TOTAL GREECE ..........................................                 6,448,148
                                                                     ------------
HONG KONG -- (1.6%)
       Cathay Pacific Airways, Ltd. ...................     170,000       393,818
       Dah Sing Financial Holdings, Ltd. ..............     113,650       550,635
       Great Eagle Holdings, Ltd. .....................     860,324     2,833,324
       Hang Lung Group, Ltd. ..........................     468,000     2,815,489
       Henderson Land Development Co., Ltd. ...........   3,177,114    20,071,863
       Hong Kong & Shanghai Hotels, Ltd. ..............   1,329,848     2,099,448
       Hopewell Holdings, Ltd. ........................   1,064,169     3,451,020
      #Hutchison Whampoa, Ltd. ........................   5,618,000    65,407,947
      #Hysan Development Co., Ltd. ....................   1,035,259     4,858,261
       New World Development Co., Ltd. ................   8,159,476    12,022,074
       Orient Overseas International, Ltd. ............     360,500     2,043,866
       Pacific Basin Shipping, Ltd. ...................     301,000       164,948
      #Sino Land Co., Ltd. ............................   1,526,684     2,586,172
       Wharf Holdings, Ltd. ...........................      54,990       402,503
       Wheelock & Co., Ltd. ...........................   3,482,000    14,840,696
                                                                     ------------
TOTAL HONG KONG .......................................               134,542,064
                                                                     ------------
IRELAND -- (0.2%)
      *CRH P.L.C. .....................................     537,886    10,551,837
      #CRH P.L.C. Sponsored ADR .......................     259,888     5,153,579
                                                                     ------------
TOTAL IRELAND .........................................                15,705,416
                                                                     ------------
ISRAEL -- (0.5%)
      *Bank Hapoalim B.M. .............................   2,673,336    13,218,430
       Bank Leumi Le-Israel B.M. ......................   2,840,659    13,185,692
       Bezeq Israeli Telecommunication Corp., Ltd. ....     977,823     2,368,675
       Elbit Systems, Ltd. ............................      42,796     2,024,385
      *Israel Discount Bank, Ltd. .....................   1,353,651     2,614,444
      *Makhteshim-Agan Industries, Ltd. ...............     396,824     2,184,193
     #*NICE Systems, Ltd. Sponsored ADR ...............     147,532     5,269,843
       Partner Communications Co., Ltd. ...............      95,455     1,369,334
                                                                     ------------
TOTAL ISRAEL ..........................................                42,234,996
                                                                     ------------
ITALY -- (1.3%)
      #Banca Monte Dei Paschi di Siena SpA ............   5,888,363     4,413,143
      #Banco Popolare Scarl ...........................     426,228       816,564
       Finmeccanica SpA ...............................     896,094     6,875,867
       Intesa Sanpaolo SpA ............................  10,123,801    23,353,647

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  SHARES        VALUE++
                                               ------------   -------------
ITALY -- (Continued)
       Telecom Italia SpA ..................      5,476,933   $   6,891,593
      #Telecom Italia SpA Sponsored ADR ....      1,874,500      23,431,250
       UniCredit SpA .......................     21,860,189      38,995,912
       Unione di Banche Italiane ScpA ......      1,533,872       7,361,579
                                                              -------------
TOTAL ITALY ................................                    112,139,555
                                                              -------------
JAPAN -- (20.1%)
      #77 Bank, Ltd. (The) .................        737,372       3,233,367
      #AEON Co., Ltd. ......................      1,886,800      23,761,682
       Aisin Seiki Co., Ltd. ...............        346,600      13,300,159
       Ajinomoto Co., Inc. .................      1,342,000      16,635,332
       Alfresa Holdings Corp. ..............         85,700       3,502,571
       Amada Co., Ltd. .....................        821,000       6,364,136
      #Aozora Bank, Ltd. ...................        991,000       2,417,041
       Asahi Kasei Corp. ...................      1,018,000       7,201,537
      #ASATSU-DK, Inc. .....................         32,500         896,110
       Autobacs Seven Co., Ltd. ............          5,600         252,109
      #Awa Bank, Ltd. (The) ................         65,600         426,542
       Bank of Kyoto, Ltd. (The) ...........        739,400       6,748,814
       Bank of Yokohama, Ltd. (The) ........      1,308,000       6,406,309
       Bridgestone Corp. ...................      1,240,300      30,853,232
       Canon Marketing Japan, Inc. .........        124,900       1,553,296
      #Casio Computer Co., Ltd. ............        249,300       1,764,103
       Chiba Bank, Ltd. (The) ..............      1,016,000       6,438,735
       Chugoku Bank, Ltd. (The) ............        403,800       5,136,237
       Chuo Mitsui Trust Holdings, Inc. ....      5,877,629      21,651,537
       Citizen Holdings Co., Ltd. ..........        511,000       3,068,170
       Coca-Cola West Co., Ltd. ............        109,007       2,180,615
       Comsys Holdings Corp. ...............        151,700       1,510,886
       Cosmo Oil Co., Ltd. .................      1,212,364       3,659,165
       Credit Saison Co., Ltd. .............        345,100       5,853,204
       Dai Nippon Printing Co., Ltd. .......      1,815,000      20,609,383
       Daicel Chemical Industries, Ltd. ....        515,000       3,684,551
       Daido Steel Co., Ltd. ...............        398,000       2,821,648
       Dainippon Sumitomo Pharma Co., Ltd...        374,800       3,809,658
       Daishi Bank, Ltd. (The) .............        172,932         527,068
       Daiwa Securities Group, Inc. ........      3,289,000      14,305,691
       Denso Corp. .........................        367,888      13,073,234
     #*Elpida Memory, Inc. .................        385,300       3,556,703
       Fuji Heavy Industries, Ltd. .........      1,318,000      10,552,303
       Fuji Television Network, Inc. .......          1,128       1,746,879
       FUJIFILM Holdings Corp. .............      1,327,000      40,075,484
       Fujikura, Ltd. ......................        694,000       3,279,397
       Fujitsu, Ltd. .......................        520,000       3,060,290
       Fukuoka Financial Group, Inc. .......      1,800,000       7,653,622
       Fukuyama Transporting Co., Ltd. .....         71,000         414,651
       Glory, Ltd. .........................        119,600       2,797,161
       Gunma Bank, Ltd. (The) ..............        921,397       4,897,673
      #H2O Retailing Corp. .................        198,000       1,512,570
       Hachijuni Bank, Ltd. (The) ..........        993,231       5,511,281
       Hakuhodo Dy Holdings, Inc. ..........         39,920       2,205,588
      *Hankyu Hanshin Holdings, Inc. .......        582,000       2,342,879
       Higo Bank, Ltd. (The) ...............        376,000       2,123,114
      #Hiroshima Bank, Ltd. (The) ..........        300,000       1,319,538
       Hitachi Capital Corp. ...............        105,100       1,544,624
       Hitachi High-Technologies Corp. .....        159,200       3,448,291
       Hitachi Transport System, Ltd. ......        111,000       1,995,228
       Hokkoku Bank, Ltd. (The) ............        512,409       1,801,762
      #Hokuhoku Financial Group, Inc. ......      2,620,000       5,469,797
      #House Foods Corp. ...................        148,300       2,670,690
       Hyakugo Bank, Ltd. (The) ............         40,028         158,553

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES        VALUE++
                                                       ----------   -------------
JAPAN -- (Continued)
      *Hyakujishi Bank, Ltd. (The) ..................     178,000   $     648,480
       Idemitsu Kosan Co., Ltd. .....................      51,124       5,936,448
       Inpex Corp. ..................................       3,476      26,982,480
       Isetan Mitsukoshi Holdings, Ltd. .............     882,200       9,345,866
       ITOCHU Corp. .................................   2,108,100      24,322,100
       Iyo Bank, Ltd. (The) .........................     548,000       5,160,092
      #J. Front Retailing Co., Ltd. .................   1,136,000       5,390,951
       JFE Holdings, Inc. ...........................     600,700      16,342,939
       Joyo Bank, Ltd. (The) ........................   1,518,000       6,381,309
       JS Group Corp. ...............................     561,100      14,035,414
       JTEKT Corp. ..................................     475,200       6,966,267
       JX Holdings, Inc. ............................   5,520,533      39,913,919
       Kagoshima Bank, Ltd. (The) ...................     358,143       2,427,340
      #Kajima Corp. .................................   1,830,000       5,686,474
       Kamigumi Co., Ltd. ...........................     519,000       5,166,593
       Kaneka Corp. .................................     653,542       4,181,603
      #Kawasaki Kisen Kaisha, Ltd. ..................   1,166,087       3,816,118
       Keiyo Bank, Ltd. (The) .......................     418,000       2,203,413
       Kewpie Corp. .................................     131,300       1,781,828
       Kinden Corp. .................................     285,000       2,410,771
       Kirin Holdings Co., Ltd. .....................       2,000          29,453
       Kobe Steel, Ltd. .............................   3,785,000       8,360,866
       Kyocera Corp. ................................     306,200      32,697,851
      #Kyocera Corp. Sponsored ADR ..................      13,600       1,456,832
       Kyowa Hakko Kirin Co., Ltd. ..................     604,000       6,441,640
      #Mabuchi Motor Co., Ltd. ......................      36,100       1,866,434
       Marui Group Co., Ltd. ........................     542,642       4,443,730
       Maruichi Steel Tube, Ltd. ....................     104,400       2,645,321
      #Mazda Motor Corp. ............................   3,005,000       8,257,503
       Medipal Holdings Corp. .......................     339,800       3,207,458
       Meiji Holdings Co., Ltd. .....................     144,395       6,333,583
       Mitsubishi Chemical Holdings Corp. ...........   4,076,000      31,771,516
      *Mitsubishi Corp. .............................     659,700      17,644,438
       Mitsubishi Gas Chemical Co., Inc. ............     890,000       6,936,720
       Mitsubishi Heavy Industries, Ltd. ............   9,007,000      41,979,694
       Mitsubishi Logistics Corp. ...................     236,000       2,712,791
       Mitsubishi Materials Corp. ...................   2,533,000       8,627,770
       Mitsubishi Tanabe Pharma Corp. ...............     623,000      11,287,822
      #Mitsubishi UFJ Financial Group, Inc. .........  15,413,706      78,268,847
      #Mitsubishi UFJ Financial Group, Inc. ADR .....   4,781,372      24,241,556
       Mitsui & Co., Ltd. ...........................   1,153,600      21,718,684
       Mitsui & Co., Ltd. Sponsored ADR .............      11,723       4,442,900
       Mitsui Chemicals, Inc. .......................   1,861,800       7,070,538
      #Mitsui Engineering & Shipbuilding Co., Ltd....   1,025,000       2,173,108
       Mitsui Mining & Smelting Co., Ltd. ...........      64,030         231,752
       Mitsui O.S.K. Lines, Ltd. ....................     819,000       4,288,614
      *Mizuho Financial Group, Inc. .................   2,486,700       4,067,825
      #Mizuho Financial Group, Inc. ADR .............     349,173       1,138,304
       Mizuho Securities Co., Ltd. ..................   1,325,000       3,218,942
       MS&AD Insurance Group Holdings, Inc. .........     865,753      21,636,392
       Nagase & Co., Ltd. ...........................     235,889       3,114,108
       Namco Bandai Holdings, Inc. ..................     441,300       5,583,844
       Nanto Bank, Ltd. (The) .......................     323,000       1,716,100
      *NEC Corp. ....................................   5,425,101      12,407,501
       Nippon Express Co., Ltd. .....................   1,952,238       8,610,199
       Nippon Kayaku Co., Ltd. ......................       6,000          66,587
       Nippon Meat Packers, Inc. ....................     429,536       5,976,206
       Nippon Paper Group, Inc. .....................     231,700       5,175,522
       Nippon Sheet Glass Co., Ltd. .................   1,171,739       3,737,201
       Nippon Shokubai Co., Ltd. ....................     234,000       3,060,859
       Nippon Steel Corp. ...........................   7,450,000      25,092,578

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                   SHARES        VALUE++
                                                 ----------   -------------
JAPAN -- (Continued)
       Nippon Television Network Corp. .......       12,380   $   1,886,093
       Nippon Yusen K.K. .....................    3,032,000      11,101,452
       Nishi-Nippon Bank, Ltd. ...............    1,403,569       4,315,817
       Nissan Motor Co., Ltd. ................    4,597,200      48,920,995
       Nisshin Seifun Group, Inc. ............      394,500       5,039,829
       Nisshin Steel Co., Ltd. ...............    1,431,000       2,972,822
       Nisshinbo Holdings, Inc. ..............      305,000       3,002,349
       NKSJ Holdings, Inc. ...................    1,353,000       8,927,559
       NOK Corp. .............................      162,200       3,004,246
       Nomura Holdings, Inc. .................    2,057,500       9,988,581
       Nomura Real Estate Holdings, Inc. .....      164,700       3,014,994
       NTN Corp. .............................      651,000       3,931,121
       Obayashi Corp. ........................    1,650,682       7,637,519
       Oji Paper Co., Ltd. ...................    1,997,000       9,983,765
      #Ono Pharmaceutical Co., Ltd. ..........       92,600       5,151,367
       Onward Holdings Co., Ltd. .............      278,000       2,344,022
       Panasonic Corp. .......................    3,240,817      38,535,117
       Panasonic Corp. Sponsored ADR .........      302,421       3,583,689
       Rengo Co., Ltd. .......................      428,000       2,822,718
       Ricoh Co., Ltd. .......................    1,666,000      17,921,693
       Rohm Co., Ltd. ........................      230,500      13,432,156
       San-in Godo Bank, Ltd. (The) ..........      309,900       2,406,458
       Sankyo Co., Ltd. ......................       57,500       3,070,772
       Sapporo Hokuyo Holdings, Inc. .........      529,800       2,289,937
       SBI Holdings, Inc. ....................       45,820       4,494,956
      #Seiko Epson Corp. .....................      296,800       5,036,847
       Seino Holdings Co., Ltd. ..............      295,000       2,268,208
       Sekisui Chemical Co., Ltd. ............      988,000       9,128,450
       Sekisui House, Ltd. ...................    1,354,000      12,959,933
       Seven & I Holdings Co., Ltd. ..........    1,413,500      40,305,540
      #Sharp Corp. ...........................    2,998,000      27,617,584
       Shiga Bank, Ltd. ......................      455,185       2,667,315
      #Shimizu Corp. .........................    1,371,000       6,076,744
     #*Shinko Electric Industries Co., Ltd. ..      120,300         995,705
       Shinsei Bank, Ltd. ....................    1,642,000       2,084,692
       Shizuoka Bank, Ltd. ...................    1,009,000       9,490,041
      *Showa Denko K.K. ......................    1,456,000       3,031,689
      #SKY Perfect JSAT Holdings, Inc. .......        3,029       1,328,251
       Sojitz Corp. ..........................    2,578,100       5,099,391
       Sony Corp. ............................      768,200      19,268,261
       Sony Corp. Sponsored ADR ..............    1,801,665      45,221,792
       Sumitomo Bakelite Co., Ltd. ...........      347,000       2,375,454
       Sumitomo Chemical Co., Ltd. ...........    2,223,000      11,265,635
       Sumitomo Corp. ........................    3,241,900      45,688,741
       Sumitomo Electric Industries, Ltd. ....    2,606,700      38,913,824
       Sumitomo Forestry Co., Ltd. ...........      158,000       1,499,513
       Sumitomo Heavy Industries, Ltd. .......      297,000       2,087,147
      *Sumitomo Metal Industries, Ltd. .......      916,000       2,195,875
      #Sumitomo Mitsui Financial Group, Inc...      951,700      29,939,491
       Sumitomo Rubber Industries, Ltd. ......      230,300       2,989,578
       Suzuken Co., Ltd. .....................      150,000       3,764,771
      #Suzuki Motor Corp. ....................      519,200      12,025,203
      #Taiheiyo Cement Corp. .................    1,638,800       3,228,797
      #Taisei Corp. ..........................    2,148,703       5,132,775
      #Taisho Pharmaceutical Co., Ltd. .......      285,000       6,683,949
      #Taiyo Yuden Co., Ltd. .................      177,000       2,227,878
       Takashimaya Co., Ltd. .................      615,634       4,583,937
       TDK Corp. .............................      113,700       5,857,089
       Teijin, Ltd. ..........................    1,535,450       6,859,912
       Toda Corp. ............................      385,000       1,468,086
      #Tokai Rika Co., Ltd. ..................       94,200       1,844,514

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                   SHARES        VALUE++
                                                -----------  --------------
JAPAN -- (Continued)
       Tokuyama Corp. .......................       637,000  $    3,151,606
       Tokyo Broadcasting System, Inc. ......        85,300       1,087,490
      #Tokyo Steel Manufacturing Co., Ltd. ..       224,500       2,301,259
       Tokyo Tatemono Co., Ltd. .............       808,000       3,298,766
      #Toppan Printing Co., Ltd. ............     1,312,000      10,375,477
       Tosoh Corp. ..........................     1,044,000       4,426,394
       Toyo Seikan Kaisha, Ltd. .............       346,349       6,063,579
       Toyobo Co., Ltd. .....................       743,000       1,145,843
       Toyota Auto Body Co., Ltd. ...........       108,400       1,963,046
      *Toyota Motor Corp. ...................       150,500       6,144,012
      #Toyota Motor Corp. Sponsored ADR .....       673,198      55,148,380
       Toyota Tsusho Corp. ..................       482,400       8,444,231
       TV Asahi Corp. .......................           583         938,985
       UNY Co., Ltd. ........................       390,450       3,834,682
      #Wacoal Corp. .........................       179,000       2,381,418
       Yamaguchi Financial Group, Inc. ......       492,148       5,023,370
       Yamaha Corp. .........................       327,300       3,872,613
       Yamato Holdings Co., Ltd. ............       510,500       8,745,570
       Yamato Kogyo Co., Ltd. ...............        82,600       2,477,749
       Yamazaki Baking Co., Ltd. ............       170,000       2,353,053
      *Yokogawa Electric Corp. ..............       370,400       3,272,291
       Yokohama Rubber Co., Ltd. ............       437,000       2,649,542
                                                             --------------
TOTAL JAPAN .................................                 1,718,716,189
                                                             --------------
MALAYSIA -- (0.0%)
      *Rekapacific Berhad ...................       691,000              --
                                                             --------------
NETHERLANDS -- (3.0%)
      *Aegon NV .............................     3,288,297      18,818,160
       Akzo Nobel NV ........................       220,284      13,455,613
       APERAM NV ............................       122,341       3,402,125
      #ArcelorMittal NV .....................     2,446,831      76,270,717
      *ING Groep NV .........................     4,134,887      44,371,594
     #*ING Groep NV Sponsored ADR ...........     1,273,519      13,677,594
       Koninklijke Ahold NV .................       984,473      13,108,717
       Koninklijke DSM NV ...................       452,418      25,651,572
       Koninklijke Philips Electronics NV ...     1,939,039      48,161,088
      #Philips Electronics NV ADR ...........       137,395       3,403,274
                                                             --------------
TOTAL NETHERLANDS ...........................                   260,320,454
                                                             --------------
NEW ZEALAND -- (0.1%)
       Auckland International Airport, Ltd...       219,002         434,495
       Contact Energy, Ltd. .................     1,228,523       5,591,179
                                                             --------------
TOTAL NEW ZEALAND ...........................                     6,025,674
                                                             --------------
NORWAY -- (0.9%)
       Aker ASA .............................        56,956       1,504,371
       Austevoll Seafood ASA ................         3,776          20,789
      #DnB NOR ASA Series A .................     1,005,085      14,616,059
      #Marine Harvest ASA ...................     4,619,922       2,682,184
      #Norsk Hydro ASA ......................     2,739,927      19,504,225
       Norsk Hydro ASA Sponsored ADR ........        59,900         422,894
       Orkla ASA ............................     2,700,350      25,376,689
     #*Renewable Energy Corp. ASA ...........     1,281,469       2,374,301
       Storebrand ASA .......................       812,117       6,748,842
       Telenor ASA ..........................       253,633       4,239,017
                                                             --------------
TOTAL NORWAY ................................                    77,489,371
                                                             --------------
PORTUGAL -- (0.1%)
     #*Banco Comercial Portugues SA .........     4,573,036       2,109,651

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                 SHARES       VALUE++
                                                              ----------   -------------
PORTUGAL -- (Continued)
      #Banco Espirito Santo SA ............................      827,630   $   3,132,050
       Cimpor Cimentos de Portugal SA .....................      169,758       1,318,140
     #*EDP Renovaveis SA ..................................      437,976       2,839,397
                                                                           -------------
TOTAL PORTUGAL ............................................                    9,399,238
                                                                           -------------
SINGAPORE -- (1.1%)
       CapitaLand, Ltd. ...................................    4,942,000      11,882,927
       CapitaMalls Asia, Ltd. .............................    1,863,000       2,218,244
      #DBS Group Holdings, Ltd. ...........................    2,081,557      26,824,599
       Fraser & Neave, Ltd. ...............................    1,620,450       8,065,588
       Golden Agri-Resources, Ltd. ........................   13,950,000       8,437,232
      #Neptune Orient Lines, Ltd. .........................    1,079,004       1,287,701
       Oversea-Chinese Banking Corp., Ltd. ................        3,224          26,590
      #Overseas Union Enterprise, Ltd. ....................      405,000         970,619
      #Singapore Airlines, Ltd. ...........................    1,585,600      18,668,462
       Singapore Land, Ltd. ...............................      532,000       3,072,395
       United Industrial Corp., Ltd. ......................    2,155,000       5,095,188
      #UOL Group, Ltd. ....................................    1,376,600       5,890,371
       Venture Corp., Ltd. ................................      307,000       2,009,184
       Wheelock Properties, Ltd. ..........................      870,000       1,338,589
                                                                           -------------
TOTAL SINGAPORE ...........................................                   95,787,689
                                                                           -------------
SPAIN -- (2.7%)
      #Acciona SA .........................................      114,419      11,833,054
       Banco Bilbao Vizcaya Argentaria SA .................      399,320       4,182,889
      #Banco de Sabadell SA ...............................    4,324,542      16,167,520
      #Banco Espanol de Credito SA ........................      400,117       3,034,022
      #Banco Popular Espanol SA ...........................    3,740,123      19,319,966
      #Banco Santander SA .................................    3,982,035      41,912,243
      #Banco Santander SA Sponsored ADR ...................    1,261,600      12,880,936
       CaixaBank SA .......................................    2,389,809      13,803,032
      *CaixaBank SA Issue 11 ..............................       25,697         148,914
       Cia Espanola de Petroleos SA .......................       15,456         621,922
     #*Fomento de Construcciones y Contratas SA ...........       41,871       1,148,725
       Gas Natural SDG SA .................................    1,165,796      23,436,515
      *Iberdrola SA .......................................      904,969       7,353,510
      #Repsol YPF SA ......................................      938,894      29,611,068
       Repsol YPF SA Sponsored ADR ........................    1,432,181      45,056,414
                                                                           -------------
TOTAL SPAIN ...............................................                  230,510,730
                                                                           -------------
SWEDEN -- (2.2%)
       Boliden AB .........................................      232,476       4,017,918
       Holmen AB Series A .................................        6,300         204,641
       Nordea Bank AB .....................................    4,040,284      42,972,566
       Skandinaviska Enskilda Banken AB Series A ..........    3,019,960      22,983,308
       Skandinaviska Enskilda Banken AB Series C ..........       12,151          90,382
      #SSAB AB Series A ...................................      507,586       6,826,145
       SSAB AB Series B ...................................      233,785       2,770,035
       Svenska Cellulosa AB ...............................       61,106         905,006
       Svenska Cellulosa AB Series B ......................    1,586,671      23,100,474
       Swedbank AB Series A ...............................    1,322,591      23,159,951
       Tele2 AB Series B ..................................      537,454      11,429,435
       Telefonaktiebolaget LM Ericsson AB .................      350,678       4,404,750
       Telefonaktiebolaget LM Ericsson AB Series A ........        7,378          90,601
       Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...      952,162      11,902,025
       TeliaSonera AB .....................................    3,805,275      29,099,722
       Volvo AB Series A ..................................      427,286       6,887,091
                                                                           -------------
TOTAL SWEDEN ..............................................                  190,844,050
                                                                           -------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                SHARES        VALUE++
                                                              ----------  --------------
SWITZERLAND -- (4.7%)
      #Adecco SA ..........................................      351,751  $   21,137,512
      #Alpiq Holding AG ...................................          883         301,939
       Baloise Holding AG .................................      200,163      19,911,124
       Banque Cantonale Vaudoise AG .......................          988         627,219
       Compagnie Financiere Richemont SA Series A .........      121,191       7,827,044
       Credit Suisse Group AG .............................      165,279       5,942,197
      #Credit Suisse Group AG Sponsored ADR ...............      805,990      28,967,281
       Givaudan SA ........................................       14,257      15,611,092
       Holcim, Ltd. .......................................      886,165      60,760,300
      #Lonza Group AG .....................................       10,691         910,559
       Novartis AG ........................................       16,632       1,019,576
       Novartis AG ADR ....................................      512,259      31,350,251
      *PSP Swiss Property AG ..............................       95,780       9,695,442
       St. Galler Kantonalbank AG .........................        3,804       2,141,985
       Swiss Life Holding AG ..............................      123,557      18,346,452
      *Swiss Re, Ltd. .....................................    1,108,107      62,385,136
      *UBS AG .............................................    2,374,731      39,203,371
       Zurich Financial Services AG .......................      322,634      76,723,171
                                                                          --------------
TOTAL SWITZERLAND .........................................                  402,861,651
                                                                          --------------
UNITED KINGDOM -- (15.2%)
       Anglo American P.L.C. ..............................        2,379         112,604
       Associated British Foods P.L.C. ....................    1,471,236      25,795,619
       Aviva P.L.C. .......................................    7,470,381      48,650,440
       Barclays P.L.C. ....................................    3,782,077      13,824,942
      #Barclays P.L.C. Sponsored ADR ......................    4,180,831      60,872,899
       BP P.L.C. Sponsored ADR ............................    1,338,870      60,838,253
       Carnival P.L.C. ....................................      658,867      22,765,765
      #Carnival P.L.C. ADR ................................      241,674       8,361,920
      *International Consolidated Airlines Group SA .......    3,077,641      11,951,463
       International Power P.L.C. .........................    6,483,180      32,450,178
       Investec P.L.C. ....................................      458,970       3,605,820
       Kazakhmys P.L.C. ...................................      690,345      15,165,401
       Kingfisher P.L.C. ..................................   10,285,817      42,479,211
       Legal & General Group P.L.C. .......................    9,022,792      16,533,830
      *Lloyds Banking Group P.L.C. ........................   17,699,215      12,502,837
      *Lloyds Banking Group P.L.C. Sponsored ADR ..........    2,857,128       7,942,816
       Mondi P.L.C. .......................................    1,450,865      14,192,751
       Old Mutual P.L.C. ..................................   12,263,991      25,446,766
       Pearson P.L.C. Sponsored ADR .......................    1,734,559      33,043,349
      *Resolution, Ltd. ...................................    2,273,855      10,280,164
       Rexam P.L.C. .......................................    4,277,874      25,993,094
      *Royal Bank of Scotland Group P.L.C. ................   25,472,483      14,780,223
     #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..      377,000       4,354,350
      #Royal Dutch Shell P.L.C. ADR .......................    3,323,210     244,754,416
       Royal Dutch Shell P.L.C. Series B ..................      128,375       4,700,515
       RSA Insurance Group P.L.C. .........................    5,305,189      11,408,362
       Sainsbury (J.) P.L.C. ..............................    5,529,939      27,536,635
       Vodafone Group P.L.C. ..............................   34,976,333      98,182,505
       Vodafone Group P.L.C. Sponsored ADR ................    8,700,738     244,490,738
       William Morrison Supermarkets P.L.C. ...............    8,127,143      38,712,351
       Wolseley P.L.C. ....................................      889,796      26,415,981
       WPP P.L.C. .........................................    1,260,953      14,291,026
       WPP P.L.C. Sponsored ADR ...........................       38,003       2,150,590
       Xstrata P.L.C. .....................................    3,843,909      81,285,216
                                                                          --------------
TOTAL UNITED KINGDOM ......................................                1,305,873,030
                                                                          --------------
TOTAL COMMON STOCKS .......................................                7,661,722,886
                                                                          --------------

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CONTINUED

                                                       SHARES     VALUE++
                                                     ---------   ---------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      *Banco Popular Espanol SA Rights 04/27/11 ...         69   $       5
      *Banco Popular Espanol SA Rights 07/11/11 ...  3,740,123     231,091
                                                                 ---------
TOTAL SPAIN .......................................                231,096
                                                                 ---------
TOTAL RIGHTS/WARRANTS .............................                231,096
                                                                 ---------

                                                                                          FACE
                                                                                          AMOUNT      VALUE+
                                                                                         --------  -----------
                                                                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.05%, 08/01/11 (Collateralized by
      $42,920,000 FNMA 2.24%, 07/06/15, valued at $43,993,000) to be repurchased at
      $43,339,181 ....................................................................   $ 43,339   43,339,000
                                                                                                   -----------

                                                                                           SHARES/
                                                                                            FACE
                                                                                           AMOUNT
                                                                                         -----------
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S) @DFA Short Term Investment Fund ..................................................   852,960,471      852,960,471
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/01/11 (Collateralized
     by $50,795,500 U.S. Treasury Note 0.750%, 06/15/14, valued at $705,665)## to be
     repurchased at $691,840 .........................................................          $692          691,828
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL ..................................................                    853,652,299
                                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,011,237,948)^^ ............................................................                 $8,558,945,281
                                                                                                       ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                                                VALUATION INPUTS
                                                     --------------------------------------------------------------------
                                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                     --------------------------------------------------------------------
                                                        LEVEL 1            LEVEL 2          LEVEL 3              TOTAL
                                                     --------------    --------------    --------------    --------------
Common Stocks
    Australia ....................................   $   14,905,915    $  392,869,757                --    $  407,775,672
    Austria ......................................               --        32,049,049                --        32,049,049
    Belgium ......................................        3,836,308        71,372,623                --        75,208,931
    Canada .......................................      961,856,082                --                --       961,856,082
    Denmark ......................................               --        99,118,514                --        99,118,514
    Finland ......................................        1,856,004        53,221,592                --        55,077,596
    France .......................................       32,638,998       662,849,096                --       695,488,094
    Germany ......................................      108,128,304       618,122,389                --       726,250,693
    Greece .......................................          811,191         5,636,957                --         6,448,148
    Hong Kong ....................................               --       134,542,064                --       134,542,064
    Ireland ......................................        5,153,579        10,551,837                --        15,705,416
    Israel .......................................        5,269,843        36,965,153                --        42,234,996
    Italy ........................................       23,431,250        88,708,305                --       112,139,555
    Japan ........................................      135,233,453     1,583,482,736                --     1,718,716,189
    Malaysia .....................................               --                --                --                --
    Netherlands ..................................       17,080,868       243,239,586                --       260,320,454
    New Zealand ..................................               --         6,025,674                --         6,025,674
    Norway  ......................................          422,894        77,066,477                --        77,489,371
    Portugal .....................................               --         9,399,238                --         9,399,238
    Singapore ....................................               --        95,787,689                --        95,787,689
    Spain ........................................       99,849,593       130,661,137                --       230,510,730
    Sweden .......................................       11,902,025       178,942,025                --       190,844,050
    Switzerland ..................................      122,702,668       280,158,983                --       402,861,651
    United Kingdom ...............................      666,809,331       639,063,699                --     1,305,873,030
Rights/Warrants
    Spain ........................................          231,096                --                --           231,096
Temporary Cash Investments .......................               --        43,339,000                --        43,339,000
Securities Lending Collateral ....................               --       853,652,299                --       853,652,299
                                                     --------------    --------------    --------------    --------------
TOTAL ............................................   $2,212,119,402    $6,346,825,879                --    $8,558,945,281
                                                     ==============    ==============    ==============    ==============

              See accompanying Notes to Schedules of Investments.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                                                                 SHARES           VALUE++
                                                                                            --------------    -------------
COMMON STOCKS -- (83.6%)
BRAZIL -- (4.6%)
    AES Tiete SA ........................................................................           22,300    $     323,532
    All America Latina Logistica SA .....................................................          189,800        1,382,945
    Amil Participacoes SA ...............................................................           33,403          376,924
    Banco Bradesco SA ...................................................................           65,200        1,043,889
    Banco do Brasil SA ..................................................................          486,409        8,214,238
    Banco Santander Brasil SA ADR .......................................................          500,684        4,646,348
    BM&F Bovespa SA .....................................................................          930,996        5,474,858
    BR Malls Participacoes SA ...........................................................          186,423        2,139,684
    Brasil Telecom SA ...................................................................           38,241          374,803
    Brasil Telecom SA ADR ...............................................................            8,140           78,307
   #BRF - Brasil Foods SA ADR ...........................................................          590,060       11,394,059
    CCR SA ..............................................................................           21,800          652,658
    Centrais Eletricas Brasileiras SA ADR ...............................................           76,563        1,174,476
    Centrais Eletricas Brasileiras SA Sponsored ADR .....................................           92,700        1,117,962
    Cia de Bebidas das Americas .........................................................          215,290        5,287,678
    Cia de Saneamento Basico do Estado de Sao Paulo ADR .................................           20,774        1,240,000
    Cia Energetica de Minas Gerais SA ...................................................           16,900          261,316
    Cia Energetica de Sao Paulo SA ......................................................           68,900        1,421,228
    Cia Siderurgica Nacional SA .........................................................          704,052        7,372,605
   *Cielo SA ............................................................................           20,347          567,305
    Cosan SA Industria e Comercio .......................................................          133,194        2,042,334
    CPFL Energia SA .....................................................................            3,870           55,074
    CPFL Energia SA ADR .................................................................            3,888          112,324
    Cyrela Brazil Realty SA Empreendimentos e Participacoes .............................          208,050        2,032,406
   *Diagnosticos Da America SA ..........................................................           27,927          344,844
    Duratex SA ..........................................................................          146,200        1,083,172
   *EcoRodovias Infraestrutura e Logistica SA ...........................................           16,524          138,939
    Embraer SA ADR ......................................................................           84,300        2,488,536
    Energias do Brazil SA ...............................................................            3,500           87,294
    Fibria Celulose SA ..................................................................           13,825          164,204
    Fibria Celulose SA Sponsored ADR ....................................................          100,505        1,202,040
    Gerdau SA ...........................................................................           97,607          749,589
    Hypermarcas SA ......................................................................          191,750        1,451,556
    Itau Unibanco Holding SA ............................................................           37,700          670,206
   *JBS SA ..............................................................................          300,879          894,382
    Lojas Americanas SA .................................................................           17,884          141,842
    Lojas Renner SA .....................................................................           33,800        1,201,967
    Multiplan Empreendimentos Imobiliarios SA ...........................................            9,300          204,488
    Natura Cosmeticos SA ................................................................           16,800          380,338
   *OGX Petroleo e Gas Participacoes SA .................................................          149,800        1,248,937
    PDG Realty SA Empreendimentos e Participacoes .......................................          602,800        3,171,711
    Petroleo Brasilerio SA ADR ..........................................................        1,009,389       34,288,944
    Porto Seguro SA .....................................................................           56,400          790,986
    Redecard SA .........................................................................           30,600          530,767
    Souza Cruz SA .......................................................................          369,370        4,420,484
    Tele Norte Leste Participacoes SA ...................................................           59,254          893,290
    Telecomunicacoes de Sao Paulo SA ....................................................           26,246          718,249
    Tim Participacoes SA ................................................................           53,600          313,820
    Tractebel Energia SA ................................................................           99,200        1,673,322
    Usinas Siderurgicas de Minas Gerais SA ..............................................           39,100          533,485
    Vale SA Sponsored ADR ...............................................................          405,314       13,148,386
    WEG Industrias SA ...................................................................          278,866        3,020,891
                                                                                                              -------------
TOTAL BRAZIL ............................................................................                       134,743,622
                                                                                                              -------------
CHILE -- (1.7%)
    AES Gener SA ........................................................................        1,098,207          655,324
   *Aguas Andinas SA Series A ...........................................................           94,465           54,304
   #Banco de Chile SA Series F ADR ......................................................           48,896        4,213,857

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                SHARES            VALUE++
                                                                                            --------------    ---------------
CHILE -- (Continued)
    Banco de Credito e Inversiones SA Series A ..........................................           15,951    $       986,675
   #Banco Santander Chile SA ADR ........................................................           52,385          4,870,757
    CAP SA ..............................................................................           34,560          1,586,361
    Cencosud SA .........................................................................          348,907          2,299,354
    Cia Cervecerias Unidas SA ADR .......................................................           14,357            814,903
    Colbun SA ...........................................................................        4,884,083          1,301,355
    Corpbanca SA ........................................................................       34,534,433            524,621
   *E.CL SA .............................................................................           18,715             49,702
    Embotelladora Andina SA Series A ADR ................................................           23,068            527,104
    Embotelladora Andina SA Series B ADR ................................................           17,106            456,730
   #Empresa Nacional de Electricidad SA Sponsored ADR ...................................          137,613          7,382,937
    Empresas CMPC SA ....................................................................           42,883          2,054,541
    Empresas Copec SA ...................................................................          122,987          2,177,475
    Enersis SA Sponsored ADR ............................................................          270,752          5,899,686
    ENTEL Chile SA ......................................................................           70,233          1,416,941
   #Lan Airlines SA Sponsored ADR .......................................................          175,360          4,590,925
   *Molibdenos y Metales SA .............................................................              407              7,473
    Ripley Corp. SA .....................................................................          470,113            551,805
    S.A.C.I. Falabella SA ...............................................................          124,985          1,214,062
    Sociedad Quimica y Minera de Chile SA Sponsored ADR .................................           95,583          6,147,899
   #Vina Concha Y Toro SA Sponsored ADR .................................................           16,866            764,873
                                                                                                              ---------------
TOTAL CHILE .............................................................................                          50,549,664
                                                                                                              ---------------
CHINA -- (12.6%)
   #Agile Property Holdings, Ltd. .......................................................          936,000          1,508,084
    Air China, Ltd. .....................................................................          938,000            989,831
   #Alibaba.com, Ltd. ...................................................................          457,500            636,716
   #Aluminum Corp. of China, Ltd. ADR ...................................................          101,400          2,165,904
   #Angang Steel Co., Ltd. ..............................................................        1,362,000          1,406,300
    Anhui Conch Cement Co., Ltd. ........................................................          507,000          2,368,701
   #Anta Sports Products, Ltd. ..........................................................          341,000            514,043
    Bank of China, Ltd. .................................................................       47,856,100         22,026,936
    Bank of Communications Co., Ltd. ....................................................        5,964,515          5,206,815
    BBMG Corp. Series H .................................................................          392,500            566,930
    Beijing Enterprises Holdings, Ltd. ..................................................          516,972          2,610,059
    Belle International Holdings, Ltd. ..................................................        1,948,000          4,251,976
  #*Brilliance China Automotive Holdings, Ltd. ..........................................          952,000          1,217,124
  #*BYD Co., Ltd. .......................................................................          395,886          1,312,059
    China Agri-Industries Holdings, Ltd. ................................................        1,403,202          1,573,374
    China BlueChemical, Ltd. ............................................................        1,146,000            893,020
   *China Citic Bank Corp., Ltd. ........................................................        7,307,928          4,466,615
    China Coal Energy Co., Ltd. .........................................................        2,978,777          4,277,678
    China Communications Construction Co., Ltd. .........................................        4,742,000          4,040,439
    China Communications Services Corp., Ltd. ...........................................        1,758,000            880,034
    China Construction Bank Corp. .......................................................       26,555,590         21,403,219
   #China COSCO Holdings Co., Ltd. ......................................................        2,370,000          1,657,648
  #*China Eastern Airlines Corp., Ltd. ..................................................          536,000            268,632
    China Everbright, Ltd. ..............................................................          902,235          1,617,235
   #China Life Insurance Co., Ltd. ADR ..................................................          250,705         12,545,278
    China Longyuan Power Group Corp. ....................................................        1,161,000          1,006,193
    China Mengniu Dairy Co., Ltd. .......................................................          471,000          1,630,670
   #China Merchants Bank Co., Ltd. ......................................................        2,084,534          4,945,874
   #China Merchants Holdings International Co., Ltd. ....................................          724,854          2,577,768
   #China Minsheng Banking Corp., Ltd. Series H .........................................        3,648,000          3,213,107
   #China Mobile, Ltd. Sponsored ADR ....................................................          696,697         34,716,412
    China Molybdenum Co., Ltd. ..........................................................          865,322            676,915
   #China National Building Material Co., Ltd. ..........................................        1,191,916          2,391,438
    China Oilfield Services, Ltd. .......................................................          628,000          1,100,060
    China Overseas Land & Investment, Ltd. ..............................................        2,456,000          5,474,296
   #China Pacific Insurance Group Co., Ltd. .............................................          461,200          1,747,402
    China Petroleum & Chemical Corp. ....................................................        2,542,000          2,518,027

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                SHARES            VALUE++
                                                                                            --------------    ---------------
CHINA -- (Continued)
   #China Petroleum & Chemical Corp. ADR ................................................          106,449    $    10,539,515
    China Railway Construction Corp., Ltd. ..............................................        1,911,000          1,164,008
    China Railway Group, Ltd. ...........................................................        1,730,000            647,582
   *China Renewable Energy Investment, Ltd. .............................................           31,116              2,338
    China Resources Cement Holdings, Ltd. ...............................................          518,000            496,172
   #China Resources Enterprise, Ltd. ....................................................        1,035,000          4,493,836
    China Resources Land, Ltd. ..........................................................        1,850,000          3,628,562
    China Resources Power Holdings Co., Ltd. ............................................          920,000          1,791,269
    China Shenhua Energy Co., Ltd. Series H .............................................        1,971,500          9,897,930
  #*China Shipping Container Lines Co., Ltd. ............................................        4,432,907          1,261,567
    China Shipping Development Co., Ltd. ................................................        1,506,000          1,174,514
  #*China Southern Airlines Co., Ltd. ...................................................          364,000            236,244
  #*China Southern Airlines Co., Ltd. ADR ...............................................            8,400            272,916
   *China Taiping Insurance Holdings Co., Ltd. ..........................................          473,600          1,087,941
    China Telecom Corp., Ltd. ...........................................................        2,306,000          1,507,862
   #China Telecom Corp., Ltd. ADR .......................................................           37,571          2,472,172
    China Unicom Hong Kong, Ltd. ADR ....................................................          470,600          9,421,412
   #China Yurun Food Group, Ltd. ........................................................          515,000          1,616,387
    CITIC Pacific, Ltd. .................................................................        1,361,000          2,939,590
    CNOOC, Ltd. .........................................................................        1,028,000          2,283,086
    CNOOC, Ltd. ADR .....................................................................           68,756         15,285,146
    COSCO Pacific, Ltd. .................................................................        2,293,818          3,710,307
   #Country Garden Holdings Co. .........................................................        2,232,000          1,143,070
   #CSR Corp., Ltd. .....................................................................          685,000            496,043
   #Datang International Power Generation Co., Ltd. .....................................        1,272,000            416,131
    Dongfang Electric Co., Ltd. .........................................................          130,000            470,850
   #Dongfeng Motor Corp. ................................................................          884,000          1,752,025
    ENN Energy Holdings, Ltd. ...........................................................          118,000            398,242
   #Evergrande Real Estate Group, Ltd. ..................................................        2,101,000          1,572,993
    Fosun International, Ltd. ...........................................................        1,137,441            926,897
   #GCL-Poly Energy Holdings, Ltd. ......................................................        2,729,814          1,543,800
    Golden Eagle Retail Group, Ltd. .....................................................          261,000            643,509
   #GOME Electrical Appliances Holding, Ltd. ............................................        5,715,000          2,681,612
   #Great Wall Motor Co., Ltd. ..........................................................          636,000            960,033
   #Guangdong Investment, Ltd. ..........................................................        1,188,000            638,792
   #Guangshen Railway Co., Ltd. Sponsored ADR ...........................................           29,092            570,785
    Guangzhou Automobile Group Co., Ltd. ................................................          360,259            434,581
   #Guangzhou R&F Properties Co., Ltd. ..................................................        1,291,978          1,661,451
    Hengan International Group Co., Ltd. ................................................          238,000          2,059,097
    Huaneng Power International, Inc. ...................................................          136,000             66,969
   #Huaneng Power International, Inc. ADR ...............................................           32,552            639,321
    Industrial & Commercial Bank of China, Ltd. Series H ................................       35,627,185         27,102,692
    Jiangsu Express Co., Ltd. ...........................................................          764,000            736,233
    Jiangxi Copper Co., Ltd. ............................................................          511,000          1,790,845
    Kingboard Chemical Holdings, Ltd. ...................................................          495,851          2,358,107
    Kunlun Energy Co., Ltd. .............................................................        1,018,000          1,699,482
   #Lenovo Group, Ltd. ..................................................................        2,023,278          1,281,439
   #Longfor Properties Co., Ltd. ........................................................          501,000            771,235
   #Maanshan Iron & Steel Co., Ltd. .....................................................        2,444,000          1,055,560
   #Metallurgical Corp. of China, Ltd. Series H .........................................          830,000            309,287
   #Nine Dragons Paper Holdings, Ltd. ...................................................        1,693,000          1,443,958
   #Parkson Retail Group, Ltd. ..........................................................          480,000            676,197
   #PetroChina Co., Ltd. ADR ............................................................          116,910         16,628,109
   *PICC Property & Casualty Co., Ltd. ..................................................          994,000          1,713,761
   #Ping An Insurance Group Co. of China, Ltd. Series H .................................          697,000          6,782,801
   #Renhe Commercial Holdings Co., Ltd. .................................................        5,084,000          1,003,926
    Shanghai Electric Group Co., Ltd. ...................................................        2,392,000          1,268,980
   #Shanghai Industrial Holdings, Ltd. ..................................................          738,274          2,681,555
   #Shimao Property Holdings, Ltd. ......................................................        2,232,871          2,933,169
    Shougang Fushan Resources Group, Ltd. ...............................................        2,464,000          1,379,135
   #Sino-Ocean Land Holdings, Ltd. ......................................................        1,927,100          1,079,064

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                SHARES           VALUE++
                                                                                            --------------    ---------------
CHINA -- (Continued)
   *Sinopec Shanghai Petrochemical Co., Ltd. ............................................          848,000    $       351,741
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR ..............................            1,188             49,623
    Sinopec Yizheng Chemical Fibre Co., Ltd. ............................................          582,000            183,900
   #Sinopharm Group Co., Ltd. ...........................................................          200,800            583,381
   #Soho China, Ltd. ....................................................................        2,019,263          1,824,745
   #Tencent Holdings, Ltd. ..............................................................          700,600         18,205,941
    Tingyi (Cayman Islands) Holding Corp. ...............................................        1,072,000          3,321,447
   #Tsingtao Brewery Co., Ltd. ..........................................................          120,000            761,326
    Want Want China Holdings, Ltd. ......................................................        1,466,000          1,304,604
    Weichai Power Co., Ltd. .............................................................          148,000            805,285
   *Xinjiang Goldwind Science & Technology Co., Ltd. ....................................          217,800            165,546
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR .........................................           68,830          2,636,189
    Zhaojin Mining Industry Co., Ltd. ...................................................          345,000            685,867
   #Zhejiang Expressway Co., Ltd. .......................................................          292,000            204,785
   #Zhongsheng Group Holdings, Ltd. .....................................................           81,500            172,825
    Zhuzhou CSR Times Electric Co., Ltd. ................................................          155,000            455,538
   #Zijin Mining Group Co., Ltd. ........................................................        2,037,000          1,101,112
    ZTE Corp. ...........................................................................          460,838          1,438,185
                                                                                                              ---------------
TOTAL CHINA .............................................................................                         366,356,944
                                                                                                              ---------------
COLOMBIA -- (0.3%)
   #Bancolombia SA Sponsored ADR ........................................................           67,624          4,483,471
    Ecopetrol SA Sponsored ADR ..........................................................          127,440          5,384,340
                                                                                                              ---------------
TOTAL COLOMBIA ..........................................................................                           9,867,811
                                                                                                              ---------------
CZECH REPUBLIC -- (0.6%)
    CEZ A.S. ............................................................................          184,371          9,541,722
    Komercni Banka A.S. .................................................................           14,663          3,268,529
    Telefonica Czech Republic A.S. ......................................................          142,100          3,613,188
                                                                                                              ---------------
TOTAL CZECH REPUBLIC ....................................................................                          16,423,439
                                                                                                              ---------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. Sponsored GDR ............................          157,043            695,512
   *Egyptian Financial Group-Hermes Holding GDR .........................................              451              3,002
    Orascom Construction Industries GDR .................................................           39,628          1,737,537
   *Orascom Telecom Holding S.A.E. GDR ..................................................          246,435            792,724
                                                                                                              ---------------
TOTAL EGYPT .............................................................................                           3,228,775
                                                                                                              ---------------
HUNGARY -- (0.6%)
    ELMU NYRT ...........................................................................              133             17,389
    Magyar Telekom Telecommunications P.L.C. ............................................          524,822          1,514,529
  #*MOL Hungarian Oil & Gas P.L.C. ......................................................           42,653          4,576,946
   #OTP Bank P.L.C. .....................................................................          248,729          7,175,831
   #Richter Gedeon NYRT .................................................................           13,851          2,763,334
    Tisza Chemical Group P.L.C. .........................................................           24,314            365,590
                                                                                                              ---------------
TOTAL HUNGARY ...........................................................................                          16,413,619
                                                                                                              ---------------
INDIA -- (8.6%)
    ACC, Ltd. ...........................................................................           43,053            984,655
    Adani Enterprises, Ltd. .............................................................          108,375          1,435,152
   *Adani Power, Ltd. ...................................................................            3,489              7,828
    Aditya Birla Nuvo, Ltd. .............................................................            7,866            169,641
   *Agre Developers, Ltd. ...............................................................              388                438
    Allahabad Bank, Ltd. ................................................................           84,282            384,120
    Ambuja Cements, Ltd. ................................................................          859,949          2,510,625
    Asea Brown Boveri India, Ltd. .......................................................           39,249            770,743
    Asian Paints, Ltd. ..................................................................           29,464          2,079,283
    Axis Bank, Ltd. .....................................................................          227,042          6,862,445
    Bajaj Auto, Ltd. ....................................................................           88,932          2,937,448
    Bajaj Finserv, Ltd. .................................................................            8,485            102,405

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                SHARES            VALUE++
                                                                                            --------------    ---------------
INDIA -- (Continued)
    Bajaj Holdings & Investment, Ltd. ...................................................            1,360    $        23,724
   *Bank of India .......................................................................           86,528            754,964
    Bharat Electronics, Ltd. ............................................................            7,300            289,920
    Bharat Heavy Electricals, Ltd. ......................................................           19,249            800,101
    Bharat Petroleum Corp., Ltd. ........................................................           49,660            741,560
    Bharti Airtel, Ltd. .................................................................          852,924          8,423,105
   *Bhushan Steel, Ltd. .................................................................            9,641             85,592
    Bosch, Ltd. .........................................................................           13,501          2,174,918
   *Cairn India, Ltd. ...................................................................           61,194            426,023
   *Canara Bank .........................................................................           62,504            650,701
   *Central Bank of India ...............................................................           60,992            160,041
    Cipla, Ltd. .........................................................................          354,995          2,454,848
    Colgate-Palmolive (India), Ltd. .....................................................            6,437            141,272
    Container Corp. of India ............................................................              811             20,199
    Corporation Bank ....................................................................            4,036             45,676
    Crompton Greaves, Ltd. ..............................................................          169,046            646,923
    Cummins India, Ltd. .................................................................           12,348            178,369
    Dabur India, Ltd. ...................................................................          452,662          1,065,985
    DLF, Ltd. ...........................................................................          322,540          1,681,415
    Dr. Reddy's Laboratories, Ltd. ......................................................           22,080            791,126
   #Dr. Reddy's Laboratories, Ltd. ADR ..................................................           83,498          2,977,539
   *Essar Oil, Ltd. .....................................................................          129,130            339,796
    Exide Industries, Ltd. ..............................................................           52,639            185,178
    GAIL India, Ltd. ....................................................................           57,000            595,585
    GAIL India, Ltd. Sponsored GDR ......................................................           28,791          1,802,515
    GlaxoSmithKline Pharmaceuticals, Ltd. ...............................................           21,922          1,164,296
    Glenmark Pharmaceuticals, Ltd. ......................................................           15,571            116,207
    Godrej Consumer Products, Ltd. ......................................................           23,579            232,531
    Grasim Industries, Ltd. .............................................................            6,300            312,753
    HCL Technologies, Ltd. ..............................................................          177,470          1,950,086
    HDFC Bank, Ltd. .....................................................................        1,530,370         16,872,318
    Hero Honda Motors, Ltd. Series B ....................................................           89,012          3,595,529
   *Hindalco Industries, Ltd. ...........................................................          610,551          2,320,936
    Hindustan Unilever, Ltd. ............................................................          894,265          6,557,243
    ICICI Bank, Ltd. Sponsored ADR ......................................................          240,373         11,194,171
    IDBI Bank, Ltd. .....................................................................          238,332            692,109
   *Idea Cellular, Ltd. .................................................................          128,515            273,802
    Indian Bank .........................................................................           65,638            334,150
   *Indian Oil Corp., Ltd. ..............................................................           64,341            458,256
   *Indian Overseas Bank ................................................................           97,666            307,775
    IndusInd Bank, Ltd. .................................................................           51,381            314,537
    Infosys, Ltd. .......................................................................          282,676         17,661,575
   #Infosys, Ltd. Sponsored ADR .........................................................          233,496         14,528,121
   *Infrastructure Development Finance Co., Ltd. ........................................          479,810          1,365,518
    ITC, Ltd. ...........................................................................        2,298,662         10,814,415
    Jaiprakash Associates, Ltd. .........................................................          176,272            265,164
   *Jaiprakash Power Ventures, Ltd. .....................................................           20,194             19,588
    Jindal Steel & Power, Ltd. ..........................................................          382,842          5,059,682
    JSW Energy, Ltd. ....................................................................           15,792             24,067
   *JSW Steel, Ltd. .....................................................................          113,822          1,991,586
   *Jubilant Industries, Ltd. ...........................................................            1,743              7,894
   *Kotak Mahindra Bank, Ltd. ...........................................................           76,414            771,746
   *Lanco Infratech, Ltd. ...............................................................          163,805             66,592
    Larsen & Toubro, Ltd. ...............................................................          217,260          8,471,683
   *LIC Housing Finance, Ltd. ...........................................................           53,635            257,380
    Mahindra & Mahindra, Ltd. ...........................................................          298,575          4,841,065
    Mangalore Refinery & Petrochemicals, Ltd. ...........................................          399,619            707,358
    Maruti Suzuki India, Ltd. ...........................................................          101,304          2,761,910
   *Mphasis, Ltd. .......................................................................            1,514             15,274
    Mundra Port & Special Economic Zone, Ltd. ...........................................           94,479            306,965
    NTPC, Ltd. ..........................................................................          147,532            587,717

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CONTINUED

                                                                                                SHARES             VALUE++
                                                                                            --------------    ---------------
INDIA -- (Continued)
    Oil & Natural Gas Corp., Ltd. .......................................................          209,228    $     1,272,372
    Oil India, Ltd. .....................................................................           10,163            303,731
   *Oracle Financial Services Software, Ltd. ............................................           14,000            668,847
    Oriental Bank of Commerce ...........................................................           51,390            407,414
    Pantaloon Retail India, Ltd. ........................................................            4,967             37,619
    Pantaloon Retail India, Ltd. Class B ................................................              305              1,378
   *Piramal Healthcare, Ltd. ............................................................           16,398            141,100
    Power Grid Corp. of India, Ltd. .....................................................           21,633             51,346
    Proctor & Gamble Hygiene & Health Care, Ltd. ........................................            7,710            337,160
    Ranbaxy Laboratories, Ltd. ..........................................................          131,027          1,594,913
    Reliance Capital, Ltd. ..............................................................          178,481          2,318,872
    Reliance Communications, Ltd. .......................................................          742,705          1,702,267
   *Reliance Energy, Ltd. ...............................................................          116,792          1,426,628
    Reliance Industries, Ltd. ...........................................................        1,645,075         30,756,537
   *Reliance Power, Ltd. ................................................................          203,367            513,710
   *Rural Electrification Corp., Ltd. ...................................................           99,106            469,613
    Sesa Goa, Ltd. ......................................................................          466,659          2,896,135
    Shriram Transport Finance Co., Ltd. .................................................           11,519            166,569
    State Bank of India .................................................................           42,004          2,222,055
    Steel Authority of India, Ltd. ......................................................          249,783            713,174
   *Sterlite Industries (India), Ltd. Series A ..........................................        1,725,980          6,256,108
    Sun Pharmaceuticals Industries, Ltd. ................................................          333,183          3,885,693
    Sun TV Network, Ltd. ................................................................           10,627             77,331
   *Suzlon Energy, Ltd. .................................................................          877,670          1,039,394
    Tata Chemicals, Ltd. ................................................................           27,993            225,211
    Tata Consultancy Services, Ltd. .....................................................          481,215         12,353,087
    Tata Motors, Ltd. ...................................................................           23,333            499,283
    Tata Power Co., Ltd. ................................................................          110,221          3,199,870
    Tata Steel, Ltd. ....................................................................          128,004          1,631,409
    Tech Mahindra, Ltd. .................................................................           20,830            364,318
    Thermax India, Ltd. .................................................................            6,201             79,985
    Titan Industries, Ltd. ..............................................................           56,780            292,814
    Torrent Power, Ltd. .................................................................            5,014             27,063
   *Ultratech Cement, Ltd. ..............................................................           19,791            460,538
    Unitech, Ltd. .......................................................................          762,891            528,651
    United Spirits, Ltd. ................................................................           30,448            700,105
    Wipro, Ltd. .........................................................................          502,858          4,429,726
    Yes Bank, Ltd. ......................................................................           94,432            661,852
    Zee Entertainment Enterprises, Ltd. .................................................          185,788            551,795
   *Zee Learn, Ltd. .....................................................................           14,064              6,792
                                                                                                              ---------------
TOTAL INDIA .............................................................................                         248,196,322
                                                                                                              ---------------
INDONESIA -- (2.8%)
    PT Adaro Energy Tbk .................................................................        5,886,000          1,825,043
   *PT Aneka Tambang Tbk ................................................................        1,734,500            407,159
    PT Astra Agro Lestari Tbk ...........................................................          222,000            612,186
    PT Astra International Tbk ..........................................................        2,078,561         17,217,293
    PT Bank Central Asia Tbk ............................................................        9,187,000          8,947,962
    PT Bank Danamon Indonesia Tbk .......................................................        3,187,240          2,040,312
    PT Bank Mandiri Tbk .................................................................        5,508,117          5,074,175
    PT Bank Negara Indonesia Persero Tbk ................................................        2,551,222          1,332,432
   *PT Bank Pan Indonesia Tbk ...........................................................        8,180,000            921,803
    PT Bank Rakyat Indonesia Persero Tbk ................................................        6,566,000          5,314,927
    PT Bayan Resources Tbk ..............................................................           13,000             35,607
    PT Bumi Resources Tbk ...............................................................       15,481,000          5,526,554
    PT Gudang Garam Tbk .................................................................          281,000          1,679,758
    PT Indo Tambangraya Megah Tbk .......................................................          195,500          1,158,267
    PT Indocement Tunggal Prakarsa Tbk ..................................................          834,500          1,514,927
    PT Indofood Sukses Makmur Tbk .......................................................        2,247,000          1,673,883
    PT Indosat Tbk ......................................................................          490,500            313,436
   *PT Indosat Tbk ADR ..................................................................                4                130

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CONTINUED


                                                                                                SHARES               VALUE++
                                                                                            --------------    ---------------
INDONESIA -- (Continued)
    PT International Nickel Indonesia Tbk ...............................................        2,524,500    $     1,257,707
    PT Kalbe Farma Tbk ..................................................................        1,161,000            474,386
    PT Lippo Karawaci Tbk ...............................................................              187                 17
   *PT Panasia Indosyntec Tbk ...........................................................           75,100              1,678
    PT Perusahaan Gas Negara Tbk ........................................................        6,456,000          3,012,723
    PT Semen Gresik Persero Tbk .........................................................        2,263,000          2,510,449
    PT Sinar Mas Agro Resources & Technology Tbk ........................................        1,150,500            960,223
    PT Tambang Batubara Bukit Asam Tbk ..................................................          502,000          1,256,000
    PT Telekomunikasi Indonesia Tbk .....................................................       11,996,140         10,382,339
    PT Unilever Indonesia Tbk ...........................................................        1,623,500          2,977,225
    PT United Tractors Tbk ..............................................................        1,033,196          3,314,088
                                                                                                              ---------------
TOTAL INDONESIA .........................................................................                          81,742,689
                                                                                                              ---------------

ISRAEL -- (0.0%)
    IDB Holding Corp., Ltd. .............................................................               --                  9
   *Koor Industries, Ltd. ...............................................................                1                  9
   *Makhteshim-Agan Industries, Ltd. ....................................................                1                  3
    Osem Investments, Ltd. ..............................................................                1                  9
                                                                                                              ---------------
TOTAL ISRAEL ............................................................................                                  30
                                                                                                              ---------------
MALAYSIA -- (3.4%)
    Affin Holdings Berhad ...............................................................          318,200            364,582
    Airasia Berhad ......................................................................            2,000              2,646
    Alliance Financial Group Berhad .....................................................          450,000            562,597
    AMMB Holdings Berhad ................................................................          874,959          1,912,380
    Axiata Group Berhad .................................................................        2,221,275          3,813,671
    Batu Kawan Berhad ...................................................................           15,000             82,807
    Berjaya Corp. Berhad ................................................................          759,400            303,895
    Berjaya Sports Toto Berhad ..........................................................          709,264          1,052,189
    Boustead Holdings Berhad ............................................................          225,560            443,791
    British American Tobacco Malaysia Berhad ............................................          135,500          2,121,651
    CIMB Group Holdings Berhad ..........................................................        3,992,654         11,112,448
    DiGi.Com Berhad .....................................................................          329,462          3,346,795
    EON Capital Berhad ..................................................................          175,500            151,466
    Fraser & Neave Holdings Berhad ......................................................           61,000            396,655
    Gamuda Berhad .......................................................................          805,700          1,001,977
    Genting Berhad ......................................................................        2,167,400          7,890,357
    Genting Malaysia Berhad .............................................................        2,820,500          3,464,330
    Genting Plantations Berhad ..........................................................          213,900            567,985
    Hong Leong Bank Berhad ..............................................................          494,050          2,219,167
    Hong Leong Financial Group Berhad ...................................................          205,729            907,759
    IJM Corp. Berhad ....................................................................          431,660            916,137
    IOI Corp. Berhad ....................................................................        3,208,105          5,565,503
    Kuala Lumpur Kepong Berhad ..........................................................          443,400          3,246,007
    Lafarge Malayan Cement Berhad .......................................................          259,580            643,841
    Malayan Banking Berhad ..............................................................          775,376          2,285,475
    Malaysia Airports Holdings Berhad ...................................................           23,200             50,720
   *Malaysian Airlines System Berhad ....................................................        1,089,334            542,023
    MISC Berhad .........................................................................        1,391,098          3,486,280
    MMC Corp. Berhad ....................................................................          993,000            900,794
    Nestle (Malaysia) Berhad ............................................................          204,500          3,249,508
    Oriental Holdings Berhad ............................................................          206,680            348,832
    Parkson Holdings Berhad .............................................................          186,320            365,389
    Petronas Dagangan Berhad ............................................................          257,600          1,545,997
    Petronas Gas Berhad .................................................................          475,500          2,156,928
    Plus Expressways Berhad .............................................................        2,201,100          3,228,285
    PPB Group Berhad ....................................................................          382,800          2,237,129
    Public Bank Berhad ..................................................................           67,739            306,620
    Public Bank Berhad Foreign Market Shares ............................................        1,039,201          4,698,605
    RHB Capital Berhad ..................................................................          380,707          1,168,035
    Shell Refining Co. Federation of Malaysia Berhad ....................................          149,500            519,026

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CONTINUED


                                                                                                SHARES            VALUE++
                                                                                            --------------    --------------

MALAYSIA -- (Continued)
    Sime Darby Berhad ..................................................................         2,342,720    $    7,218,809
    SP Setia Berhad ....................................................................           883,425         1,160,434
    Telekom Malaysia Berhad ............................................................           957,700         1,307,153
    Tenaga Nasional Berhad .............................................................         2,608,450         5,385,325
   *UEM Land Holdings Berhad ...........................................................           788,637           690,089
    UMW Holdings Berhad ................................................................           475,466         1,183,593
    YTL Corp. Berhad ...................................................................         5,279,425         2,487,124
    YTL Power International Berhad .....................................................           283,040           186,711
                                                                                                              --------------
TOTAL MALAYSIA .........................................................................                          98,799,520
                                                                                                              --------------
MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Series A .......................................................            67,631           991,074
   #America Movil S.A.B. de C.V. Series L ..............................................        43,632,757        56,282,104
    America Movil S.A.B. de C.V. Series L ADR ..........................................            22,528           581,222
  #*Cementos de Mexico S.A.B. de C.V. Series B .........................................           289,651           204,826
  #*Cemex S.A.B. de C.V. Sponsored ADR .................................................           549,620         3,869,325
   #Coca-Cola Femsa S.A.B. de C.V. Series L ............................................           298,900         2,885,278
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B ..................            28,827            15,104
    Corporativo Fragua S.A.B. de C.V. ..................................................                21               286
    El Puerto de Liverpool S.A.B. de C.V. ..............................................           109,400           885,468
   #Fomento Economico Mexicano S.A.B. de C.V. Series B & D .............................         2,109,900        15,279,621
    Grupo Carso S.A.B. de C.V. Series A-1 ..............................................           588,132         1,643,541
   #Grupo Elektra S.A. de C.V.  ........................................................            88,187         6,386,388
   #Grupo Financiero Banorte S.A.B. de C.V. ............................................         1,473,229         6,451,566
    Grupo Financiero Inbursa S.A.B. de C.V. Series O ...................................           908,264         4,271,525
    Grupo Industrial Bimbo S.A.B. de C.V. Series A .....................................         1,570,500         3,774,616
    Grupo Industrial Maseca S.A.B. de C.V. Series B ....................................           229,000           251,392
    Grupo Mexico S.A.B. de C.V. Series B ...............................................         3,928,317        14,491,930
    Grupo Modelo S.A.B. de C.V. Series C ...............................................           731,750         4,517,445
   *Grupo Nutrisa S.A.B. de C.V. .......................................................               129               484
   *Grupo Qumma S.A. de C.V.  Series B .................................................             1,591                24
   #Grupo Televisa S.A. de C.V.  .......................................................         1,704,800         7,581,860
    Grupo Televisa S.A. de C.V.  Sponsored ADR .........................................           109,820         2,436,906
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V. ..............         2,373,426         4,327,342
   #Industrias Penoles S.A.B. de C.V. ..................................................            99,638         4,294,588
  #*Inmuebles Carso S.A.B. de C.V. .....................................................           813,232           782,240
    Kimberly Clark de Mexico S.A.B. de C.V. Series A ...................................           607,800         3,780,205
  #*Minera Frisco S.A.B. de C.V. .......................................................           797,232         4,006,095
   #Organizacion Soriana S.A.B. de C.V. Series B .......................................         1,112,075         3,126,654
   *Savia S.A. de C.V.  ................................................................           120,000             8,179
    Telefonos de Mexico S.A.B. de C.V. Series A ........................................           199,600           159,428
   #Telefonos de Mexico S.A.B. de C.V. Series L ........................................         5,939,500         4,807,345
   #Wal-Mart de Mexico S.A.B. de C.V. Series V .........................................         6,300,780        17,398,233
                                                                                                              --------------
TOTAL MEXICO ...........................................................................                         175,492,294
                                                                                                              --------------
PERU -- (0.4%)
    Cia de Minas Buenaventura S.A. ADR .................................................           103,984         4,257,105
    Credicorp, Ltd .....................................................................            70,822         6,919,309
                                                                                                              --------------
TOTAL PERU .............................................................................                          11,176,414
                                                                                                              --------------
PHILIPPINES -- (0.5%)
    Aboitiz Equity Ventures, Inc. ......................................................           884,000           878,997
    Aboitiz Power Corp. ................................................................         1,073,000           827,134
    Ayala Corp. Series A ...............................................................           235,816         1,825,860
    Ayala Land, Inc. ...................................................................         4,735,418         1,892,153
    Banco de Oro Unibank, Inc. .........................................................         1,106,768         1,679,456
    Bank of the Philippine Islands .....................................................         1,747,004         2,475,237
   *Filipina Water Bottling Corp. ......................................................         2,006,957                --
    Manila Electric Co. ................................................................            15,000            99,286
    Metro Bank & Trust Co. .............................................................           714,183         1,303,466

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CONTINUED

                                                                                                 SHARES            VALUE++
                                                                                            --------------    --------------
PHILIPPINES -- (Continued)
    Philippine Long Distance Telephone Co. ..............................................           42,445    $    2,407,495
   *San Miguel Corp. ....................................................................          106,520           322,341
    SM Investments Corp. ................................................................            6,000            77,328
    SM Prime Holdings, Inc. .............................................................          508,168           139,138
    Universal Robina Corp. ..............................................................           36,400            40,904
                                                                                                              --------------
TOTAL PHILIPPINES .......................................................................                         13,968,795
                                                                                                              --------------
POLAND -- (1.3%)
    Asseco Poland SA ....................................................................           28,780           493,464
    Bank Handlowy w Warszawie SA ........................................................           17,748           524,131
    Bank Millennium SA ..................................................................          279,559           534,423
    Bank Pekao SA .......................................................................          113,393         6,481,777
   *BRE Bank SA .........................................................................            7,401           844,516
    Browary Zywiec SA ...................................................................           13,124         2,773,943
    Cyfrowy Polsat SA ...................................................................           16,779            97,031
   *Enea SA .............................................................................           27,648           186,965
   *Getin Holding SA ....................................................................          160,784           653,421
   *Grupa Lotos SA ......................................................................           82,414         1,129,298
    ING Bank Slaski SA ..................................................................            1,790           546,783
   *Kernel Holding SA ...................................................................           10,020           263,419
   *KGHM Polska Miedz SA ................................................................           61,000         4,174,953
    Kredyt Bank SA ......................................................................           65,825           406,522
   *Mondi Packaging Paper Swiecie SA ....................................................            5,721           163,582
   *PGE SA ..............................................................................          195,194         1,626,290
   *Polski Koncern Naftowy Orlen SA .....................................................          352,947         5,915,826
    Polskie Gornictwo Naftowe I Gazownictwo SA ..........................................          748,661         1,140,403
    Powszechna Kasa Oszczednosci Bank Polski SA .........................................          267,637         3,944,635
    Synthos SA ..........................................................................          104,269           214,978
    Telekomunikacja Polska SA ...........................................................          591,537         3,702,597
    TVN SA ..............................................................................           91,082           551,983
                                                                                                              --------------
TOTAL POLAND ............................................................................                         36,370,940
                                                                                                              --------------
RUSSIA -- (4.7%)
   *Evraz Group SA GDR ..................................................................           74,992         2,497,222
    Federal Hydrogenerating Co. ADR .....................................................          779,985         3,884,556
   *Gazprom OAO Sponsored ADR ...........................................................        3,602,410        51,549,275
    Gazpromneft JSC Sponsored ADR .......................................................           47,396         1,192,757
    Lukoil OAO Sponsored ADR ............................................................          354,178        23,552,263
    Magnitogorsk Iron & Steel Works Sponsored GDR .......................................          111,820         1,236,995
   *Mechel Sponsored ADR ................................................................           16,300           405,544
   *MMC Norilsk Nickel JSC ADR ..........................................................          597,703        15,926,495
    Novolipetsk Steel OJSC GDR ..........................................................           83,762         3,122,743
   *Novorossiysk Sea Trade Port GDR .....................................................            7,539            63,688
   *Polymetal JSC GDR ...................................................................           64,567         1,336,551
    Rosneft Oil Co. GDR .................................................................        1,184,101        10,048,982
    Severstal OAO GDR ...................................................................          106,027         2,048,735
   *Surgutneftegas Sponsonsored ADR .....................................................          544,495         5,491,855
    Tatneft Sponsored ADR ...............................................................           29,354         1,225,607
    TMK OAO GDR .........................................................................           43,610           765,935
   *Uralkali Sponsored GDR ..............................................................          111,980         5,479,641
    VimpelCom, Ltd. Sponsored ADR .......................................................           50,835           630,354
    VTB Bank OJSC GDR ...................................................................          582,346         3,482,930
   *X5 Retail Group NV GDR ..............................................................           59,942         2,491,585
                                                                                                              --------------
TOTAL RUSSIA ............................................................................                        136,433,713
                                                                                                              --------------
SOUTH AFRICA -- (7.3%)
    ABSA Group, Ltd. ....................................................................          362,514         7,130,475
    African Bank Investments, Ltd. ......................................................          374,940         1,893,601
    African Rainbow Minerals, Ltd. ......................................................          105,298         2,971,290
    Anglo American Platinum Corp., Ltd. .................................................           70,553         6,030,294

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CONTINUED

                                                                                               SHARES                VALUE++
                                                                                            --------------    --------------
SOUTH AFRICA -- (Continued)
    AngloGold Ashanti, Ltd. Sponsored ADR ...............................................          197,922    $    8,300,849
    ArcelorMittal South Africa, Ltd. ....................................................          225,381         2,316,352
    Aspen Pharmacare Holdings, Ltd. .....................................................           72,465           891,124
    Barloworld, Ltd. ....................................................................           47,056           454,234
    Bidvest Group, Ltd. .................................................................          182,111         4,273,561
    Discovery Holdings, Ltd. ............................................................          357,805         2,095,309
    Exxaro Resources, Ltd. ..............................................................           83,898         2,251,825
    FirstRand, Ltd. .....................................................................        1,540,707         4,450,349
    Gold Fields, Ltd. Sponsored ADR .....................................................          460,940         7,186,055
   *Growthpoint Properties, Ltd. ........................................................          708,915         1,951,770
    Harmony Gold Mining Co., Ltd. .......................................................          132,269         1,790,123
    Harmony Gold Mining Co., Ltd. Sponsored ADR .........................................          331,569         4,502,707
    Impala Platinum Holdings, Ltd. ......................................................          478,692        12,253,595
    Imperial Holdings, Ltd. .............................................................           53,487           918,858
    Investec, Ltd. ......................................................................          118,615           952,998
    Kumba Iron Ore, Ltd. ................................................................           15,092         1,149,001
    Liberty Holdings, Ltd. ..............................................................          117,508         1,317,454
   *Massmart Holdings, Ltd. .............................................................           40,893           882,910
    Medi-Clinic Corp., Ltd. .............................................................            9,184            43,357
    MMI Holdings, Ltd. ..................................................................          283,735           720,451
    Mondi, Ltd. .........................................................................           38,195           303,330
   *Mpact, Ltd. .........................................................................           38,195            77,990
    Mr. Price Group, Ltd. ...............................................................            4,144            45,644
    MTN Group, Ltd. .....................................................................        1,659,950        35,626,100
    Naspers, Ltd. Series N ..............................................................          324,237        17,518,283
    Nedbank Group, Ltd. .................................................................           55,383         1,162,901
    Network Healthcare Holdings, Ltd. ...................................................          251,159           546,056
    Northam Platinum, Ltd. ..............................................................           29,145           160,862
    Pick'n Pay Stores, Ltd. .............................................................          244,318         1,498,381
    Pretoria Portland Cement Co., Ltd. ..................................................          591,367         2,282,082
    PSG Group, Ltd. .....................................................................           81,771           569,914
    Sanlam, Ltd. ........................................................................          961,639         3,880,909
   *Sappi, Ltd. Sponsored ADR ...........................................................            1,300             5,785
    Sasol, Ltd. Sponsored ADR ...........................................................          721,569        36,186,685
    Shoprite Holdings, Ltd. .............................................................          440,921         6,899,147
    Standard Bank Group, Ltd. ...........................................................          861,864        12,490,920
    Steinhoff International Holdings, Ltd. ..............................................          842,503         2,911,378
    Telkom South Africa, Ltd. ...........................................................          318,908         1,702,730
    Tiger Brands, Ltd. ..................................................................           79,054         2,406,592
    Truworths International, Ltd. .......................................................          186,043         2,020,150
    Vodacom Group, Ltd. .................................................................          389,448         4,951,885
    Woolworths Holdings, Ltd. ...........................................................          130,252           608,966
                                                                                                              --------------
TOTAL SOUTH AFRICA ......................................................................                        210,585,232
                                                                                                              --------------
SOUTH KOREA -- (13.7%)
   #Amorepacific Corp. ..................................................................            3,479         3,963,163
   #Cheil Industrial, Inc. ..............................................................           20,690         2,363,354
   *Daelim Industrial Co., Ltd. .........................................................           18,215         2,179,210
  #*Daewoo Engineering & Construction Co., Ltd. .........................................          125,248         1,465,683
   #Daewoo International Corp. ..........................................................           38,863         1,472,125
    Daewoo Securities Co., Ltd. .........................................................          103,195         1,814,814
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd. ..................................          105,130         3,733,513
    Dongbu Insurance Co., Ltd. ..........................................................              100             4,962
    Doosan Corp. ........................................................................            4,502           631,016
   #Doosan Heavy Industries & Construction Co., Ltd. ....................................           21,575         1,381,996
  #*Doosan Infracore Co., Ltd. ..........................................................           82,000         2,042,519
   *E-Mart Co., Ltd. ....................................................................           18,616         4,855,734
    GS Engineering & Construction Corp. .................................................           27,320         3,084,894
   #GS Holdings Corp. ...................................................................           42,945         3,680,235
    Hana Financial Group, Inc. ..........................................................          126,111         4,946,269
   #Hankook Tire Manufacturing Co., Ltd. ................................................           82,310         3,347,183

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                 SHARES           VALUE++
                                                                                            --------------    --------------
SOUTH KOREA -- (Continued)
   *Hanwha Corp. ........................................................................           11,920    $      584,437
   #Hynix Semiconductor, Inc. ...........................................................          181,980         4,195,144
   *Hyosung T & C Co., Ltd. .............................................................            7,217           638,980
    Hyundai Department Store Co., Ltd. ..................................................            6,301         1,099,058
    Hyundai Engineering & Construction Co., Ltd. ........................................            8,263           677,180
    Hyundai Glovis Co., Ltd. ............................................................            6,360         1,159,050
    Hyundai Heavy Industries Co., Ltd. ..................................................           39,020        15,085,375
   #Hyundai Merchant Marine Co., Ltd. ...................................................           26,021           738,997
   *Hyundai Mipo Dockyard Co., Ltd. .....................................................            3,146           498,143
    Hyundai Mobis .......................................................................           53,070        19,105,180
    Hyundai Motor Co., Ltd. .............................................................           95,919        21,354,331
    Hyundai Steel Co. ...................................................................           58,560         7,217,679
    Industrial Bank of Korea, Ltd. ......................................................           90,040         1,547,757
    Kangwon Land, Inc. ..................................................................          114,660         3,261,574
    KB Financial Group, Inc. ............................................................          139,085         6,918,548
   *KB Financial Group, Inc. ADR ........................................................            2,333           115,740
    KCC Corp. ...........................................................................            5,799         1,925,381
    Kia Motors Corp. ....................................................................          225,130        16,504,884
   *Korea Electric Power Corp. ..........................................................          221,150         5,374,841
    Korea Exchange Bank .................................................................          200,200         1,774,571
    Korea Zinc Co., Ltd. ................................................................            1,294           535,949
   *Korean Air Co., Ltd. ................................................................           21,974         1,402,232
    KT Corp. ............................................................................          110,260         4,135,537
    KT&G Corp. ..........................................................................          103,590         6,449,903
    LG Chemical, Ltd. ...................................................................           32,392        14,444,533
    LG Corp. ............................................................................          118,265         8,840,213
   #LG Display Co., Ltd. ADR ............................................................          216,809         2,783,828
   #LG Electronics, Inc. ................................................................           88,910         6,774,649
    LG Household & Healthcare Co., Ltd. .................................................            5,120         2,316,452
   #Lotte Shopping Co., Ltd. ............................................................            4,474         1,929,397
    LS Corp. ............................................................................            5,756           597,350
    NCsoft Corp. ........................................................................            4,942         1,520,730
  #*NHN Corp. ...........................................................................            8,597         1,711,396
   #OCI Co., Ltd. .......................................................................            3,894         1,501,626
    POSCO ...............................................................................           46,060        20,343,524
    Samsung Card Co., Ltd. ..............................................................           23,720         1,349,530
   #Samsung Corp. .......................................................................          100,930         8,027,469
   #Samsung Electro-Mechanics Co., Ltd. .................................................           37,767         3,110,635
   #Samsung Electronics Co., Ltd. .......................................................           95,982        76,858,795
    Samsung Electronics Co., Ltd GDR ....................................................           49,372        19,524,521
    Samsung Engineering Co., Ltd. .......................................................            6,628         1,633,541
    Samsung Fire & Marine Insurance, Ltd. ...............................................           35,022         7,922,257
   #Samsung Heavy Industries Co., Ltd. ..................................................          126,000         5,126,232
   #Samsung SDI Co., Ltd. ...............................................................           23,228         3,743,047
    Samsung Securities Co., Ltd. ........................................................           33,780         2,545,446
   #Samsung Techwin Co., Ltd. ...........................................................            7,702           564,557
    Shinhan Financial Group Co., Ltd. ...................................................          218,686        10,475,594
   #Shinhan Financial Group Co., Ltd. ADR ...............................................           16,770         1,610,255
    Shinsegae Co., Ltd. .................................................................            6,575         2,043,591
    SK Co., Ltd. ........................................................................           21,194         3,648,711
    SK Innovation Co., Ltd. .............................................................           51,889        10,697,664
    SK Telecom Co., Ltd. ................................................................           38,331         5,333,876
   #S-Oil Corp. .........................................................................           46,083         6,515,953
    Woongjin Coway Co., Ltd. ............................................................           13,260           511,959
                                                                                                              --------------
TOTAL SOUTH KOREA .......................................................................                        397,274,472
                                                                                                              --------------
TAIWAN -- (10.9%)
   #Acer, Inc. ..........................................................................        2,805,040         3,891,699
    Advanced Semiconductor Engineering, Inc. ............................................        3,289,702         3,554,974
   *Advantech Co., Ltd. .................................................................          145,200           490,734
   #Asia Cement Corp. ...................................................................        2,174,316         3,360,902

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                SHARES            VALUE++
                                                                                            --------------    --------------
TAIWAN -- (Continued)
   *Asustek Computer, Inc. ..............................................................          543,181    $    4,371,364
  #*AU Optronics Corp. ..................................................................        1,332,873           730,421
   *AU Optronics Corp. Sponsored ADR ....................................................          353,406         1,947,267
    Catcher Technology Co., Ltd. ........................................................          302,429         2,641,317
   #Cathay Financial Holdings Co., Ltd. .................................................        3,969,573         5,951,628
    Chang Hwa Commercial Bank ...........................................................        2,429,610         1,923,330
    Cheng Shin Rubber Industry Co., Ltd. ................................................        1,166,486         3,500,881
    Chicony Electronics Co., Ltd. .......................................................            8,571            16,426
  #*Chimei Innolux Corp. ................................................................        3,306,818         1,773,151
   *China Airlines, Ltd. ................................................................        1,086,000           633,975
    China Development Financial Holding Corp. ...........................................        4,762,150         1,825,447
    China Life Insurance Co., Ltd. ......................................................          759,836         1,067,057
   *China Petrochemical Development Corp. ...............................................          305,000           474,799
   #China Steel Corp. ...................................................................        9,488,159         9,897,670
    Chinatrust Financial Holdings Co., Ltd. .............................................        3,493,931         3,155,155
   #Chunghwa Telecom Co., Ltd. ADR ......................................................          196,517         6,830,931
    Clevo Co., Ltd. .....................................................................            5,643            11,000
    Compal Electronics, Inc. ............................................................        3,781,541         4,905,640
   #Delta Electronics, Inc. .............................................................        1,812,366         6,414,983
   #E.Sun Financial Holding Co., Ltd. ...................................................        2,873,668         1,988,882
   #Epistar Corp. .......................................................................          396,000           929,553
   *Eva Airways Corp. ...................................................................          856,000           763,227
   *Evergreen Marine Corp., Ltd. ........................................................        1,154,869           792,271
    Far Eastern Department Stores Co., Ltd. .............................................          390,525           851,036
   #Far Eastern New Century Corp. .......................................................        3,073,987         4,931,951
    Far EasTone Telecommunications Co., Ltd. ............................................          815,000         1,347,683
   #Farglory Land Development Co., Ltd. .................................................          134,229           329,674
    First Financial Holding Co., Ltd. ...................................................        5,661,288         4,694,801
    Formosa Chemicals & Fiber Co., Ltd. .................................................        3,356,445        12,160,349
    Formosa Plastics Corp. ..............................................................        4,522,648        17,029,719
    Formosa Taffeta Co., Ltd. ...........................................................          642,000           726,451
    Foxconn Technology Co., Ltd. ........................................................          696,661         3,213,296
    Fubon Financial Holding Co., Ltd. ...................................................        6,236,736        10,174,723
    Giant Manufacture Co., Ltd. .........................................................           86,506           346,818
    Highwealth Construction Corp. .......................................................          213,000           486,702
   #Hon Hai Precision Industry Co., Ltd. ................................................        5,710,097        16,284,356
   #Hotai Motor Co., Ltd. ...............................................................          298,000         1,457,035
   #HTC Corp. ...........................................................................          581,236        17,290,293
   #Hua Nan Financial Holding Co., Ltd. .................................................        4,578,066         3,605,928
   *Inotera Memories, Inc. ..............................................................          674,976           183,897
   #Inventec Co., Ltd. ..................................................................        1,819,358           892,516
   #Kinsus Interconnect Technology Corp. ................................................          120,000           495,671
   #Largan Precision Co., Ltd. ..........................................................           52,860         1,779,960
   #LCY Chemical Corp. ..................................................................           87,853           218,228
    Lite-On Technology Corp. ............................................................        1,609,798         2,104,977
   #Macronix International Co., Ltd. ....................................................        2,631,825         1,315,301
   #Media Tek, Inc. .....................................................................          736,995         6,601,480
    Mega Financial Holding Co., Ltd. ....................................................        4,782,000         4,603,650
   #Nan Ya Plastic Corp. ................................................................        6,052,564        16,743,784
    Nan Ya Printed Circuit Board Corp. ..................................................          206,968           695,412
   #Novatek Microelectronics Corp. ......................................................          276,000           772,417
   *Pegatron Corp. ......................................................................        1,269,345         1,459,274
    Polaris Securities Co., Ltd. ........................................................          465,000           348,318
    Pou Chen Corp. ......................................................................        2,047,487         1,829,316
    Powertech Technology, Inc. ..........................................................          373,820         1,075,521
   #President Chain Store Corp. .........................................................          576,831         3,690,449
    Quanta Computer, Inc. ...............................................................          662,000         1,630,746
   #Ruentex Industries, Ltd. ............................................................          239,000           589,580
   *Shin Kong Financial Holding Co., Ltd. ...............................................        3,795,344         1,639,744
   #Siliconware Precision Industries Co. ................................................        2,347,324         2,339,019
    SinoPac Holdings Co., Ltd. ..........................................................        5,028,000         2,178,849

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                SHARES           VALUE++
                                                                                            --------------    --------------
TAIWAN -- (Continued)
   #Synnex Technology International Corp. ...............................................        1,019,756    $    2,617,882
   *Taishin Financial Holdings Co., Ltd. ................................................        3,625,291         1,936,379
   *Taiwan Business Bank ................................................................        2,190,800           839,333
    Taiwan Cement Corp. .................................................................        2,650,720         4,193,934
   #Taiwan Cooperative Bank .............................................................        3,297,397         2,696,384
    Taiwan Fertilizer Co., Ltd. .........................................................          421,000         1,504,402
   #Taiwan Glass Industrial Corp. .......................................................        1,087,324         1,686,116
    Taiwan Mobile Co., Ltd. .............................................................           47,000           129,383
   #Taiwan Semiconductor Manufacturing Co., Ltd. ........................................       22,386,808        55,634,581
    Transcend Information, Inc. .........................................................          131,181           355,383
    Tripod Technology Corp. .............................................................          217,000           861,656
    U-Ming Marine Transport Corp. .......................................................          551,860           969,202
   #Unimicron Technology Corp. ..........................................................          769,896         1,369,746
    Uni-President Enterprises Corp. .....................................................        3,845,980         6,311,774
   #United Microelectronics Corp. .......................................................        7,733,000         3,474,795
   *Walsin Lihwa Corp. ..................................................................        2,740,000         1,303,848
   *Wan Hai Lines Co., Ltd. .............................................................          436,000           306,444
  #*Wintek Corp. ........................................................................          528,000           717,298
   #Wistron Corp. .......................................................................        1,314,716         2,213,688
   #WPG Holdings, Ltd. ..................................................................          461,348           770,975
   *Yang Ming Marine Transport Corp. ....................................................          983,000           628,144
   #Yuanta Financial Holding Co., Ltd. ..................................................        3,358,885         2,401,459
    Yulon Motor Co., Ltd. ...............................................................          310,000           811,021
                                                                                                              --------------
TOTAL TAIWAN ............................................................................                        315,697,435
                                                                                                              --------------

THAILAND -- (2.0%)
    Advance Info Service PCL (Foreign) ..................................................        1,022,200         3,958,562
    Bangkok Bank PCL (Foreign) ..........................................................          329,000         1,946,974
    Bangkok Bank PCL (Foreign) NVDR .....................................................          286,400         1,670,867
    Bangkok Dusit Medical Services PCL (Foreign) ........................................           82,900           160,519
    Bank of Ayudhya PCL (Foreign) .......................................................        2,590,200         2,431,705
    Banpu PCL (Foreign) .................................................................          113,100         2,775,832
    BEC World PCL (Foreign) .............................................................          975,300         1,340,731
    Charoen Pokphand Foods PCL (Foreign) ................................................        2,686,100         2,859,469
    CP ALL PCL (Foreign) ................................................................        1,978,700         3,284,012
    Delta Electronics (Thailand) PCL (Foreign) ..........................................               10                 9
    Glow Energy PCL (Foreign) ...........................................................          119,000           225,432
    IRPC PCL (Foreign) ..................................................................        5,509,900         1,062,261
    Kasikornbank PCL (Foreign) ..........................................................        1,531,600         7,292,111
    Krung Thai Bank PCL (Foreign) .......................................................        4,726,870         3,296,526
    Land & Houses PCL (Foreign) NVDR ....................................................          790,000           180,117
    PTT Aromatics & Refining PCL (Foreign) ..............................................        1,287,137         1,834,143
    PTT Chemical PCL (Foreign) ..........................................................          517,460         2,819,355
    PTT Exploration & Production PCL (Foreign) ..........................................          592,000         3,652,238
    PTT PCL (Foreign) ...................................................................          649,900         7,561,284
    Ratchaburi Electricity Generating Holding PCL (Foreign) .............................          521,300           751,581
    Siam Cement PCL (Foreign) (The) .....................................................          117,100         1,719,692
    Siam Cement PCL (Foreign) (The) NVDR ................................................           41,600           531,420
    Siam City Cement PCL (Foreign) ......................................................           94,913           738,301
    Siam Commercial Bank PCL (Foreign) ..................................................        1,001,366         4,247,202
   *Thai Airways International PCL (Foreign) ............................................          406,300           384,844
    Thai Oil PCL (Foreign) ..............................................................          326,700           840,712
    TMB Bank PCL (Foreign) ..............................................................        6,775,900           463,465
   *Total Access Communication PCL (Foreign) NVDR .......................................          214,100           484,552
                                                                                                              --------------
TOTAL THAILAND ..........................................................................                         58,513,916
                                                                                                              --------------

TURKEY -- (1.4%)
    Akbank T.A.S. .......................................................................        1,275,410         5,544,337
    Anadolu Efes Biracilik ve Malt Sanayi A.S. ..........................................          224,805         2,964,309
    Arcelik A.S. ........................................................................           57,897           263,383
   *Asya Katilim Bankasi A.S. ...........................................................          202,790           285,770

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                SHARES            VALUE++
                                                                                            --------------    --------------
TURKEY -- (Continued)
    Aygaz A.S. ..........................................................................           19,411    $      120,324
    BIM BirlesikMagazalar A.S. ..........................................................           35,088         1,195,598
   *Dogan Sirketler Grubu Holdings A.S. .................................................          399,572           204,789
   *Dogan Yayin Holding A.S. ............................................................                3                 2
    Enka Insaat ve Sanayi A.S. ..........................................................          316,771           862,738
    Eregli Demir ve Celik Fabrikalari T.A.S. ............................................          607,852         1,429,736
    Ford Otomotiv Sanayi A.S. ...........................................................           74,222           582,769
    Koc Holding A.S. Series B ...........................................................          775,171         3,234,953
   *Petkim Petrokimya Holding A.S. ......................................................          201,256           300,100
    Tupras Turkiye Petrol Rafinerileri A.S. .............................................          122,470         2,972,750
   *Turk Hava Yollari A.S. ..............................................................          238,105           443,007
   *Turkcell Iletisim Hizmetleri A.S. ...................................................          240,093         1,233,637
    Turkiye Garanti Bankasi A.S. ........................................................        2,046,828         8,981,598
    Turkiye Halk Bankasi A.S. ...........................................................          139,950           977,222
    Turkiye Is Bankasi A.S. .............................................................        1,484,267         4,235,886
    Turkiye Sise ve Cam Fabrikalari A.S. ................................................          315,349           684,841
    Turkiye Vakiflar Bankasi T.A.O. .....................................................          447,801           932,859
   *Yapi ve Kredi Bankasi A.S. ..........................................................          819,337         1,944,171
                                                                                                              --------------
TOTAL TURKEY ............................................................................                         39,394,779
                                                                                                              --------------
TOTAL COMMON STOCKS .....................................................................                      2,421,230,425
                                                                                                              --------------
PREFERRED STOCKS -- (7.8%)
BRAZIL -- (7.8%)
    AES Tiete SA ........................................................................           41,000           636,870
    Banco Bradesco SA ...................................................................        1,584,132        30,122,870
    Banco do Estado do Rio Grande do Sul SA .............................................           98,400           985,364
    Brasil Telecom SA ...................................................................          396,753         3,384,623
    Brasil Telecom SA ADR ...............................................................           14,349           370,778
   #Braskem SA Preferred A Sponsored ADR ................................................           83,700         2,031,399
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A ........           70,200         3,031,938
    Cia de Bebidas das Americas SA ......................................................              415            12,202
    Cia de Bebidas das Americas SA Preferred ADR ........................................          661,939        19,871,409
    Cia de Transmissao de Energia Electrica Paulista SA Series A ........................           12,600           380,880
    Cia Energetica de Minas Gerais SA ...................................................          291,821         5,545,323
    Cia Paranaense de Energia SA Sponsored ADR Series A .................................           41,690         1,007,647
   *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA ..............................           26,500           619,760
    Empresa Nasional de Comercio Redito e Participacoes SA ..............................              480            10,833
    Gerdau SA ...........................................................................          756,268         6,807,558
    Itau Unibanco Holding SA ............................................................        1,765,755        35,637,316
    Itau Unibanco Holding SA ADR ........................................................          271,346         5,527,318
    Lojas Americanas SA .................................................................           63,089           571,963
    Petroleo Brasilerio SA ADR ..........................................................        1,376,550        42,301,381
    Tele Norte Leste Participacoes SA ...................................................          118,734         1,646,053
   #Tele Norte Leste Participacoes SA ADR ...............................................          127,600         1,783,848
    Telecomunicacoes de Sao Paulo SA ....................................................          287,984         9,034,028
    Telemar Norte Leste SA ..............................................................           26,112           750,940
   #Tim Participacoes SA ADR ............................................................           19,000           950,760
   #Ultrapar Participacoes SA Sponsored ADR .............................................          254,308         4,608,061
    Usinas Siderurgicas de Minas Gerais SA Series A .....................................          387,924         2,789,021
    Vale SA Series A ....................................................................        1,412,691        41,537,679
   *Vale SA Series B ....................................................................           81,160                --
    Vale SA Sponsored ADR ...............................................................          166,500         4,915,080
                                                                                                              --------------
TOTAL BRAZIL ............................................................................                        226,872,902
                                                                                                              --------------
TOTAL PREFERRED STOCKS ..................................................................                        226,872,902
                                                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Corpbanca SA Rights 07/02/11 ........................................................        3,880,970                85
                                                                                                              --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                SHARES            VALUE++
                                                                                            --------------    --------------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights 09/09/11 ...................................          494,764    $       58,338
                                                                                                              --------------
TOTAL RIGHTS/WARRANTS ...................................................................                             58,423
                                                                                                              --------------


                                                                                                 FACE
                                                                                                AMOUNT              VALUE+
                                                                                                 (000)
                                                                                            --------------    --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    Repurchase Agreement, PNC Capital Markets, Inc. 0.05%, 08/01/11
      (Collateralized by $9,625,000 FNMA 2.24%, 07/06/15,
      valued at $9,865,625) to be repurchased at $9,717,040 .............................           $9,717         9,717,000
                                                                                                              --------------


                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT
                                                                                            --------------
                                                                                                (000)

SECURITIES LENDING COLLATERAL -- (8.2%)
(S) @DFA Short Term Investment Fund .....................................................      232,407,107       232,407,107
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/01/11 (Collateralized
     by $50,795,500 U.S. Treasury Note 0.750%, 06/15/14, valued at $6,062,293)## to be
     repurchased at $5,943,519 ..........................................................           $5,943         5,943,420
                                                                                                              --------------
TOTAL SECURITIES LENDING COLLATERAL .....................................................                        238,350,527
                                                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,554,723,048)^^ ...............................................................                     $2,896,229,277
                                                                                                              ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):


                                                                             VALUATION INPUTS
                                                     --------------------------------------------------------------------
                                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                                     --------------------------------------------------------------------
                                                         LEVEL 1           LEVEL 2           LEVEL 3          TOTAL
                                                     --------------    --------------    --------------    --------------
Common Stocks
    Brazil .......................................   $  134,743,622                --                --    $  134,743,622
    Chile ........................................       50,549,664                --                --        50,549,664
    China ........................................      107,942,782    $  258,414,162                --       366,356,944
    Colombia .....................................        9,867,811                --                --         9,867,811
    Czech Republic ...............................               --        16,423,439                --        16,423,439
    Egypt ........................................               --         3,228,775                --         3,228,775
    Hungary ......................................               --        16,413,619                --        16,413,619
    India ........................................       30,502,346       217,693,976                --       248,196,322
    Indonesia ....................................            1,808        81,740,881                --        81,742,689
    Israel .......................................               --                30                --                30
    Malaysia .....................................               --        98,799,520                --        98,799,520
    Mexico .......................................      175,484,091             8,203                --       175,492,294
    Peru .........................................       11,176,414                --                --        11,176,414
    Philippines ..................................               --        13,968,795                --        13,968,795
    Poland .......................................               --        36,370,940                --        36,370,940
    Russia .......................................        1,035,898       135,397,815                --       136,433,713
    South Africa .................................       56,260,071       154,325,161                --       210,585,232
    South Korea ..................................        9,365,557       387,908,915                --       397,274,472
    Taiwan .......................................        8,778,198       306,919,237                --       315,697,435
    Thailand .....................................       58,513,916                --                --        58,513,916
    Turkey .......................................               --        39,394,779                --        39,394,779
Preferred Stocks
    Brazil .......................................      226,872,902                --                --       226,872,902
Rights/Warrants
    Chile ........................................               85                --                --                85
    Taiwan .......................................               --            58,338                --            58,338
Temporary Cash Investments .......................               --         9,717,000                --         9,717,000
Securities Lending Collateral ....................               --       238,350,527                --       238,350,527
                                                     --------------    --------------    --------------    --------------
TOTAL ............................................   $  881,095,165    $2,015,134,112                --    $2,896,229,277
                                                     ==============    ==============    ==============    ==============

              See accompanying Notes to Schedules of Investments.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES        VALUE+
                                                         ----------   -------------
COMMON STOCKS -- (94.8%)
Consumer Discretionary -- (16.4%)
      *1-800-FLOWERS.COM, Inc. .......................        4,071   $      12,254
       Aaron's, Inc. .................................          128           3,227
      *AC Moore Arts & Crafts, Inc. ..................       29,088          53,813
       Acme United Corp. .............................        1,030          10,413
       AH Belo Corp. .................................        2,331          14,918
       Aldila, Inc. ..................................        2,281           8,782
       American Greetings Corp. Class A ..............       62,335       1,381,967
      *America's Car-Mart, Inc. ......................        2,670          90,353
      *Arctic Cat, Inc. ..............................       21,666         357,056
      *Ascent Capital Group, Inc. Class A ............        4,397         211,540
      *Audiovox Corp. Class A ........................       26,868         193,181
     #*AutoNation, Inc. ..............................       58,733       2,208,948
      *Ballantyne Strong, Inc. .......................        1,196           4,569
      #Barnes & Noble, Inc. ..........................       39,682         690,467
       Bassett Furniture Industries, Inc. ............        1,236           9,764
      *Beasley Broadcast Group, Inc. .................        9,471          39,873
      *Beazer Homes USA, Inc. ........................       50,253         145,734
       bebe stores, Inc. .............................       27,865         206,480
      *Benihana, Inc. ................................        3,200          29,184
      *Benihana, Inc. Class A ........................        2,462          22,700
      *Biglari Holdings, Inc. ........................        1,941         714,618
      *Bluegreen Corp. ...............................       13,073          33,728
       Blyth, Inc. ...................................        5,078         321,234
       Bob Evans Farms, Inc. .........................       52,387       1,809,447
      #Books-A-Million, Inc. .........................       19,787          61,142
     #*Boyd Gaming Corp. .............................       27,300         238,602
      *Brookfield Residential Properties, Inc. .......        6,125          61,066
      #Brown Shoe Co., Inc. ..........................       53,916         544,552
      *Build-A-Bear-Workshop, Inc. ...................       30,090         186,257
     #*Cabela's, Inc. ................................      109,175       2,987,028
      *Cache, Inc. ...................................       19,682         114,156
       Callaway Golf Co. .............................      112,370         713,549
      *Cambium Learning Group, Inc. ..................       37,138         117,356
      *Canterbury Park Holding Corp. .................        2,755          31,324
       Carnival Corp. ................................      489,649      16,305,312
       Carriage Services, Inc. .......................       19,056         108,810
     #*Cavco Industries, Inc. ........................        5,860         249,402
       CBS Corp. Class A .............................       29,591         816,712
       CBS Corp. Class B .............................      955,791      26,160,000
      *Charming Shoppes, Inc. ........................      112,182         459,946
       Christopher & Banks Corp. .....................       62,531         393,945
       Churchill Downs, Inc. .........................        3,871         170,053
       Cinemark Holdings, Inc. .......................       14,500         282,605
      *Clear Channel Outdoor Holdings, Inc Class A ...       15,638         183,746
      *Coast Distribution System, Inc. ...............          547           1,641
     #*Collective Brands, Inc. .......................       59,190         697,258
       Comcast Corp. Class A .........................    3,570,978      85,774,892
       Comcast Corp. Special Class A .................    1,432,185      33,427,198
      *Conn's, Inc. ..................................          229           1,885
      *Core-Mark Holding Co., Inc. ...................       24,059         895,957
     #*Corinthian Colleges, Inc. .....................       23,500          97,760
       CSS Industries, Inc. ..........................       12,410         246,214
      *Culp, Inc. ....................................       10,136          90,210
      *Cybex International, Inc. .....................       29,263          23,440
      *dELiA*s, Inc. .................................       22,143          38,972
      *Delta Apparel, Inc. ...........................        7,832         154,055
       Destination Maternity Corp. ...................       10,763         176,728
       Dillard's, Inc. Class A .......................      120,300       6,768,078

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES         VALUE+
                                                   -----------   -------------
Consumer Discretionary -- (Continued)
      *DineEquity, Inc. ........................        13,889   $     723,617
      *Discovery Communications, Inc. Class B ..         3,937         156,555
      *Discovery Communications, Inc. Class C ..        11,831         426,271
      *Dixie Group, Inc. .......................        11,800          51,094
      *Dolan Media Co. .........................        16,543         131,186
      *Dorman Products, Inc. ...................        11,239         401,569
      *Dover Motorsports, Inc. .................        15,200          28,120
       DR Horton, Inc. .........................       203,325       2,415,501
      *Duckwall-ALCO Stores, Inc. ..............           700           7,840
      *E.W. Scripps Co. Class A (The) ..........        17,770         153,177
     #*Education Management Corp. ..............           500          11,155
       Educational Development Corp. ...........         1,679           8,983
       Escalade, Inc. ..........................           377           2,232
      *Exide Technologies ......................        12,623          90,381
      *Federal-Mogul Corp. .....................        40,785         781,848
       Finish Line, Inc. Class A ...............        16,885         359,650
      *Fisher Communications, Inc. .............        10,146         297,481
       Flanigan's Enterprises, Inc. ............           865           6,219
       Flexsteel Industries, Inc. ..............         2,068          31,537
       Foot Locker, Inc. .......................       219,549       4,770,800
       Fortune Brands, Inc. ....................       149,626       9,008,981
       Fred's, Inc. ............................        45,030         593,495
       Frisch's Restaurants, Inc. ..............           600          12,654
      *Full House Resorts, Inc. ................         1,074           3,394
      *Furniture Brands International, Inc. ....        37,364         150,577
       Gaiam, Inc. .............................         5,988          25,868
     #*GameStop Corp. Class A ..................        95,200       2,244,816
      *GameTech International, Inc. ............         1,160             290
       Gaming Partners International Corp. .....           500           3,920
       Gannett Co., Inc. .......................        99,997       1,275,962
      *Gaylord Entertainment Co. ...............        45,753       1,342,393
      *Genesco, Inc. ...........................        24,445       1,266,251
      *Gray Television, Inc. ...................         5,550          13,486
      *Great Wolf Resorts, Inc. ................        42,789         149,334
      #Group 1 Automotive, Inc. ................        57,936       2,759,492
      *Hallwood Group, Inc. ....................           296           4,745
      *Hastings Entertainment, Inc. ............           764           3,553
       Haverty Furniture Cos., Inc. ............        34,353         380,975
      *Helen of Troy, Ltd. .....................        64,389       2,076,545
      *Hollywood Media Corp. ...................        19,037          30,650
       Hooker Furniture Corp. ..................        13,559         122,302
       Hot Topic, Inc. .........................        32,189         240,452
      *Hyatt Hotels Corp. Class A ..............         6,601         256,053
      *Iconix Brand Group, Inc. ................        95,618       2,230,768
       International Speedway Corp. ............        10,957         306,467
      *Isle of Capri Casinos, Inc. .............        15,000         127,200
      *J. Alexander's Corp. ....................         9,196          60,142
      #J.C. Penney Co., Inc. ...................       208,599       6,416,505
     #*JAKKS Pacific, Inc. .....................        15,841         276,425
       Jarden Corp. ............................       108,050       3,348,469
      *Johnson Outdoors, Inc. Class A ..........        18,189         324,310
       Jones Group, Inc. (The) .................       106,821       1,382,264
      *Journal Communications, Inc. ............         8,192          40,632
      *Kenneth Cole Productions, Inc. Class A ..         9,204         117,443
      *Kid Brands, Inc. ........................        10,476          48,085
       KSW, Inc. ...............................           446           1,762
     #*K-Swiss, Inc. Class A ...................           639           6,812
       Lacrosse Footwear, Inc. .................           229           3,183
      *Lakeland Industries, Inc. ...............        11,757          96,878
      *Lakes Entertainment, Inc. ...............        25,795          56,233
      *La-Z-Boy, Inc. ..........................        11,299          99,092

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Consumer Discretionary -- (Continued)
     #*Lee Enterprises, Inc. ............................       39,378   $      36,228
      #Lennar Corp. Class A .............................      224,100       3,964,329
       Lennar Corp. Class B Voting ......................        7,616         107,386
      *Liberty Global, Inc. Class A .....................        1,678          70,140
      *Liberty Global, Inc. Class C .....................        2,000          79,940
      *Liberty Media Corp. Capital Class A ..............      204,886      16,351,952
      *Liberty Media Corp. Capital Class B ..............        6,066         485,796
      *Liberty Media Corp. Interactive Class A ..........      882,463      14,481,218
      *Liberty Media Corp. Interactive Class B ..........       35,706         588,435
      *Liberty Media-Starz Corp. Series A ...............       28,742       2,206,236
      *Liberty Media-Starz Corp. Series B ...............        1,766         140,688
       Lifetime Brands, Inc. ............................       17,058         187,638
       Lincoln Educational Services Corp. ...............        5,300          94,764
       Lithia Motors, Inc. ..............................       39,056         806,116
      *Live Nation Entertainment, Inc. ..................      147,097       1,632,777
      *Lowe's Cos., Inc. ................................        8,858         191,156
      *Luby's, Inc. .....................................       42,423         232,054
      *M/I Homes, Inc. ..................................       37,930         428,609
       Mac-Gray Corp. ...................................       13,366         196,480
       Macy's, Inc. .....................................      155,548       4,490,671
      *Madison Square Garden Co. (The) ..................       28,630         758,695
       Marcus Corp. .....................................       25,596         247,769
      *MarineMax, Inc. ..................................       25,977         238,729
     #*McClatchy Co. (The) ..............................       24,935          56,104
      *McCormick & Schmick's Seafood Restaurants, Inc. ..       26,747         236,443
       MDC Holdings, Inc. ...............................       18,400         416,024
     #*Media General, Inc. Class A ......................       25,196          68,785
       Men's Wearhouse, Inc. (The) ......................       52,860       1,733,279
      *Meritage Homes Corp. .............................       28,156         615,209
     #*MGM Resorts International ........................      251,100       3,794,121
      *Modine Manufacturing Co. .........................        6,766         100,881
      *Mohawk Industries, Inc. ..........................       98,740       5,137,442
      *Monarch Casino & Resort, Inc. ....................          988          11,411
      *Morton's Restaurant Group, Inc. ..................        3,871          26,826
      *Motorcar Parts of America, Inc. ..................        3,636          46,941
       Movado Group, Inc. ...............................       30,500         493,490
      *MTR Gaming Group, Inc. ...........................       24,135          71,198
      *Multimedia Games Holding Co., Inc. ...............       26,639         115,613
      *Nautilus, Inc. ...................................        5,210           9,795
      *Navarre Corp. ....................................          340             673
      *New Frontier Media, Inc. .........................       20,483          28,676
      *New York & Co., Inc. .............................       16,301          89,003
       News Corp. Class A ...............................    2,360,850      37,820,817
       News Corp. Class B ...............................      937,272      15,464,988
     #*O'Charley's, Inc. ................................       19,478         118,621
      *Orient-Express Hotels, Ltd. ......................       81,098         802,059
       Outdoor Channel Holdings, Inc. ...................       37,022         246,196
     #*Pacific Sunwear of California, Inc. ..............       48,428         135,114
      *Penn National Gaming, Inc. .......................       36,915       1,547,846
       Penske Automotive Group, Inc. ....................       59,294       1,312,176
       Pep Boys - Manny, Moe & Jack (The) ...............       81,600         877,200
      *Perry Ellis International, Inc. ..................       23,892         558,356
      *Pinnacle Entertainment, Inc. .....................       71,930       1,037,950
     #*Pulte Group, Inc. ................................      143,221         983,928
       PVH Corp. ........................................       40,464       2,895,199
      *Quiksilver, Inc. .................................        7,429          39,077
     #*Radio One, Inc. ..................................       14,255          20,385
      *Red Lion Hotels Corp. ............................       17,936         135,417
     #*Red Robin Gourmet Burgers, Inc. ..................       41,775       1,437,896
       Regis Corp. ......................................       57,983         861,048
      #Rent-A-Center, Inc. ..............................       76,435       2,067,567

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Consumer Discretionary -- (Continued)
      *Rick's Cabaret International, Inc. ...............        9,575   $      78,515
      *Rocky Brands, Inc. ...............................       10,329         131,488
      *Royal Caribbean Cruises, Ltd. ....................      322,500       9,874,950
      *Ruby Tuesday, Inc. ...............................       68,262         620,502
      #Ryland Group, Inc. (The) .........................        1,304          19,208
      *Saga Communications, Inc. ........................        6,520         212,030
     #*Saks, Inc. .......................................       79,902         858,147
       Salem Communications Corp. .......................        5,831          19,009
       Scholastic Corp. .................................       38,300       1,099,976
     #*Sears Holdings Corp. .............................      130,528       9,093,886
       Service Corp. International ......................      277,569       2,906,147
       Shiloh Industries, Inc. ..........................       24,897         262,165
      *Shoe Carnival, Inc. ..............................       22,300         704,457
       Sinclair Broadcast Group, Inc. Class A ...........       67,661         670,521
     #*Skechers U.S.A., Inc. Class A ....................       49,610         826,006
       Spartan Motors, Inc. .............................       17,493          80,468
       Speedway Motorsports, Inc. .......................       59,308         806,589
      *Sport Chalet, Inc. Class A .......................          875           1,741
      *Sport Chalet, Inc. Class B .......................          299             658
       Stage Stores, Inc. ...............................       60,550       1,077,790
       Standard Motor Products, Inc. ....................       26,552         377,038
      *Stanley Furniture, Inc. ..........................       16,348          67,517
       Stein Mart, Inc. .................................       14,241         135,290
      *Steinway Musical Instruments, Inc. ...............       13,526         392,119
       Stewart Enterprises, Inc. ........................       85,569         594,705
       Strattec Security Corp. ..........................        5,556         141,956
       Superior Industries International, Inc. ..........       40,100         811,624
      *Syms Corp. .......................................        5,500          57,420
      *Systemax, Inc. ...................................        7,773         126,622
      *Tandy Brands Accessories, Inc. ...................        8,378          17,510
      *Tandy Leather Factory, Inc. ......................          500           2,555
       Time Warner Cable, Inc. ..........................      693,942      50,872,888
       Time Warner, Inc. ................................    1,534,860      53,965,678
      *Toll Brothers, Inc. ..............................      203,299       4,057,848
      *Trans World Entertainment Corp. ..................        5,781          11,851
     #*Tuesday Morning Corp. ............................       60,500         260,150
      *Unifi, Inc. ......................................       54,494         699,158
       Vail Resorts, Inc. ...............................       15,400         704,550
       Walt Disney Co. (The) ............................      117,100       4,522,402
       Washington Post Co. Class B ......................        5,780       2,325,294
       Wendy's Co. (The) ................................      236,804       1,247,957
      *West Marine, Inc. ................................       26,563         272,271
      *Wet Seal, Inc. (The) .............................       21,936         107,267
      #Whirlpool Corp. ..................................       30,049       2,080,292
       Wyndham Worldwide Corp. ..........................      262,116       9,066,592
                                                                         -------------
Total Consumer Discretionary ............................                  526,612,542
                                                                         -------------
Consumer Staples -- (6.8%)
      *Alliance One International, Inc. .................       24,193          79,595
       Andersons, Inc. (The) ............................       11,774         484,029
       Archer-Daniels-Midland Co. .......................      813,476      24,713,401
       B&G Foods, Inc. ..................................       30,873         580,104
       Bunge, Ltd. ......................................      121,368       8,351,332
      *Cagle's, Inc. Class A ............................          955           3,973
       CCA Industries, Inc. .............................        8,323          46,858
     #*Central European Distribution Corp. ..............       57,775         559,262
      *Central Garden & Pet Co. .........................       37,832         338,218
      *Central Garden & Pet Co. Class A .................       48,053         420,944
      *Chiquita Brands International, Inc. ..............       70,190         831,050
      *Constellation Brands, Inc. Class A ...............      249,042       5,077,966
      *Constellation Brands, Inc. Class B ...............       12,715         258,369

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Consumer Staples -- (Continued)
       Corn Products International, Inc. ................       62,117   $   3,161,134
      *Craft Brewers Alliance, Inc. .....................        2,746          21,391
       CVS Caremark Corp. ...............................    1,510,745      54,915,581
     #*Dole Food Co., Inc. ..............................       16,058         227,863
      *Elizabeth Arden, Inc. ............................       21,291         685,996
       Farmer Brothers Co. ..............................       17,539         137,330
       Fresh Del Monte Produce, Inc. ....................          343           8,407
       Griffin Land & Nurseries, Inc. Class A ...........        1,500          41,865
      *Hain Celestial Group, Inc. .......................       63,205       2,043,418
      *Harbinger Group, Inc. ............................        1,002           5,321
     #*HQ Sustainable Maritime Industries, Inc. .........       10,070           2,115
       Imperial Sugar Co. ...............................       14,949         345,023
       Ingles Markets, Inc. .............................       12,616         194,286
       J.M. Smucker Co. .................................      108,204       8,431,256
      *John B. Sanfilippo & Son, Inc. ...................        9,100          76,167
      #Kraft Foods, Inc. Class A ........................    2,081,099      71,548,184
      *Mannatech, Inc. ..................................       13,238          10,853
       MGP Ingredients, Inc. ............................        2,824          22,225
      #Molson Coors Brewing Co. Class A .................        1,908          86,242
       Molson Coors Brewing Co. Class B .................      190,750       8,593,288
       Nash-Finch Co. ...................................          688          24,630
      *Nutraceutical International Corp. ................       17,801         263,455
       Oil-Dri Corp. of America .........................          236           4,883
      *Omega Protein Corp. ..............................       27,752         336,354
      *Pantry, Inc. .....................................       26,158         466,136
      *Parlux Fragrances, Inc. ..........................        1,498           4,524
      *Physicians Formula Holdings, Inc. ................       15,201          57,764
      *Prestige Brands Holdings, Inc. ...................      112,017       1,368,848
      *Ralcorp Holdings, Inc. ...........................       59,647       5,159,466
      *Seneca Foods Corp. ...............................        1,663          43,072
      *Seneca Foods Corp. Class B .......................          300           7,641
      *Smart Balance, Inc. ..............................       66,458         315,011
      *Smithfield Foods, Inc. ...........................      185,173       4,077,509
       Spartan Stores, Inc. .............................       22,430         396,114
      *Spectrum Brands Holdings, Inc. ...................       46,130       1,231,671
     #*SUPERVALU, Inc. ..................................      191,716       1,648,758
      *Susser Holdings Corp. ............................       14,936         243,606
      *TreeHouse Foods, Inc. ............................       16,925         874,007
       Tyson Foods, Inc. Class A ........................      405,030       7,112,327
       Universal Corp. ..................................       18,490         678,953
       Weis Markets, Inc. ...............................        1,901          76,401
      *Winn-Dixie Stores, Inc. ..........................       92,300         828,854
                                                                         -------------
Total Consumer Staples ..................................                  217,523,030
                                                                         -------------
Energy -- (16.4%)
       Adams Resources & Energy, Inc. ...................        6,758         174,356
       Alon USA Energy, Inc. ............................       33,484         407,165
       Anadarko Petroleum Corp. .........................      845,068      69,768,814
       Apache Corp. .....................................      135,178      16,724,222
      *Approach Resources, Inc. .........................        7,782         202,021
     #*ATP Oil & Gas Corp. ..............................       11,741         170,127
       Baker Hughes, Inc. ...............................      100,807       7,800,446
      *Barnwell Industries, Inc. ........................        8,038          35,689
      *Basic Energy Services, Inc. ......................       52,227       1,691,633
       Berry Petroleum Corp. Class A ....................       54,457       3,123,109
      *Bill Barrett Corp. ...............................       34,200       1,701,792
      *Bolt Technology Corp. ............................        2,329          29,415
       Bristow Group, Inc. ..............................       41,500       2,011,920
       Cabot Oil & Gas Corp. ............................       25,205       1,867,186
      *Cal Dive International, Inc. .....................       60,773         339,113
       Chesapeake Energy Corp. ..........................      833,400      28,627,290

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CONTINUED

                                                              SHARES         VALUE+
                                                            ----------   -------------
Energy -- (Continued)
       Chevron Corp. ....................................      110,570   $  11,501,491
       Cimarex Energy Co. ...............................        9,180         808,942
      *Complete Production Services, Inc. ...............       20,904         812,748
     #*Comstock Resources, Inc. .........................       13,621         434,510
       ConocoPhillips ...................................    1,766,829     127,194,020
      *Crimson Exploration, Inc. ........................       27,530          86,719
       Crosstex Energy, Inc. ............................       46,661         681,251
      *CVR Energy, Inc. .................................       18,688         501,773
      *Dawson Geophysical Co. ...........................        4,547         180,470
       Delek US Holdings, Inc. ..........................       63,356       1,052,977
      *Denbury Resources, Inc. ..........................      227,307       4,391,571
       DHT Holdings, Inc. ...............................       33,011         118,840
      *Double Eagle Petroleum Co. .......................        6,032          65,025
      *Energy Partners, Ltd. ............................        3,621          61,593
     #*Exterran Holdings, Inc. ..........................       85,189       1,574,293
      *General Maritime Corp. ...........................        6,282           6,847
     #*GeoResources, Inc. ...............................        4,000         102,080
      *Global Industries, Ltd. ..........................       36,106         185,224
     #*Green Plains Renewable Energy, Inc. ..............       10,930         119,683
       Gulf Island Fabrication, Inc. ....................        8,048         278,461
      *Gulfmark Offshore, Inc. ..........................       35,505       1,730,514
     #*Harvest Natural Resources, Inc. ..................       45,263         620,103
      *Helix Energy Solutions Group, Inc. ...............       93,310       1,827,010
       Helmerich & Payne, Inc. ..........................      106,356       7,343,882
      *Hercules Offshore, Inc. ..........................       54,574         256,498
       Hess Corp. .......................................      378,130      25,924,593
      *HKN, Inc. ........................................       24,730          54,901
      *Hornbeck Offshore Services, Inc. .................       16,700         464,928
     #*Key Energy Services, Inc. ........................       56,774       1,106,525
       Marathon Oil Corp. ...............................      903,937      27,994,929
      *Marathon Petroleum Corp. .........................      451,968      19,791,679
      *Matrix Service Co. ...............................        8,405         117,166
      *Mitcham Industries, Inc. .........................        7,044         127,919
       Murphy Oil Corp. .................................      189,426      12,164,938
      *Nabors Industries, Ltd. ..........................      276,982       7,315,095
       National-Oilwell, Inc. ...........................      435,733      35,107,008
      *Natural Gas Services Group, Inc. .................       17,452         277,661
      *Newpark Resources, Inc. ..........................      101,220         940,334
       Noble Energy, Inc. ...............................       69,642       6,941,915
      *Oil States International, Inc. ...................       25,058       2,022,181
       Overseas Shipholding Group, Inc. .................       31,709         771,797
      *Parker Drilling Co. ..............................      117,663         745,983
       Patterson-UTI Energy, Inc. .......................      152,325       4,955,132
      *Petrohawk Energy Corp. ...........................      117,383       4,482,857
      *Petroleum Development Corp. ......................       26,573         965,131
      *PHI, Inc. Non-Voting .............................       21,578         464,574
      *PHI, Inc. Voting .................................        1,099          23,189
      *Pioneer Drilling Co. .............................       67,927       1,105,172
       Pioneer Natural Resources Co. ....................      138,949      12,920,868
      *Plains Exploration & Production Co. ..............      162,430       6,336,394
       QEP Resources, Inc. ..............................       33,043       1,448,275
      *REX American Resources Corp. .....................        4,050          69,782
      *Rosetta Resources, Inc. ..........................       62,789       3,250,587
      *Rowan Cos., Inc. .................................      121,858       4,773,178
       SEACOR Holdings, Inc. ............................       36,653       3,678,495
      *SemGroup Corp. Class A ...........................        4,727         110,045
      *Stone Energy Corp. ...............................       16,671         541,141
       Sunoco, Inc. .....................................      149,214       6,065,549
      *Swift Energy Corp. ...............................       61,413       2,339,835
       Teekay Corp. .....................................       34,743         964,118
      *Tesoro Petroleum Corp. ...........................      168,807       4,100,322

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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Energy -- (Continued)
      *Tetra Technologies, Inc. .........................       13,070   $     168,211
      *TGC Industries, Inc. .............................        1,445          10,635
       Tidewater, Inc. ..................................       50,804       2,760,689
      *Triangle Petroleum Corp. .........................        1,550          11,563
      *Union Drilling, Inc. .............................       22,000         245,300
      *Unit Corp. .......................................       57,000       3,420,570
      *USEC, Inc. .......................................      168,662         575,137
       Valero Energy Corp. ..............................      658,099      16,531,447
      *Weatherford International, Ltd. ..................      185,733       4,071,267
     #*Western Refining, Inc. ...........................       68,485       1,399,149
      *Whiting Petroleum Corp. ..........................       25,307       1,482,990
      *Willbros Group, Inc. .............................       21,126         194,359
                                                                         -------------
Total Energy ............................................                  527,946,336
                                                                         -------------
Financials -- (17.5%)
       1st Source Corp. .................................       43,218         996,175
      *21st Century Holding Co. .........................       13,665          36,349
       Abington Bancorp, Inc. ...........................       21,227         210,360
       ACE, Ltd. ........................................       86,825       5,815,538
      *Affirmative Insurance Holdings, Inc. .............       14,714          33,106
      *Allegheny Corp. ..................................        7,349       2,420,834
       Alliance Bancorp, Inc. of Pennsylvania ...........          180           2,002
      *Allied World Assurance Co. Holdings AG ...........       24,643       1,341,811
       Allstate Corp. (The) .............................      529,952      14,690,269
       Alterra Capital Holdings, Ltd. ...................       52,830       1,151,166
      *American Capital, Ltd. ...........................      422,803       4,088,505
      #American Equity Investment Life Holding Co. ......       88,700       1,052,869
       American Financial Group, Inc. ...................      199,200       6,768,816
      *American Independence Corp. ......................          866           4,737
       American National Insurance Co. ..................       40,288       3,019,183
      *American River Bankshares ........................          634           3,791
      *American Safety Insurance Holdings, Ltd. .........       15,049         282,169
      *Ameris Bancorp ...................................       15,110         152,913
      *AmeriServe Financial, Inc. .......................       33,075          73,096
      *Arch Capital Group, Ltd. .........................       41,558       1,404,660
       Argo Group International Holdings, Ltd. ..........       38,796       1,140,602
      *Aspen Insurance Holdings, Ltd. ...................      102,623       2,657,936
      *Asset Acceptance Capital Corp. ...................        3,458          17,083
      #Associated Banc-Corp. ............................      121,017       1,651,882
       Assurant, Inc. ...................................       65,820       2,344,508
       Assured Guaranty, Ltd. ...........................      122,989       1,740,294
       Asta Funding, Inc. ...............................        8,397          66,084
      *Atlantic Coast Financial Corp. ...................          579           3,161
      *Avatar Holdings, Inc. ............................       18,272         279,562
       Axis Capital Holdings, Ltd. ......................      119,779       3,817,357
       Baldwin & Lyons, Inc. ............................          300           7,707
       Baldwin & Lyons, Inc. Class B .....................        8,321         201,618
      *Bancorp, Inc. ....................................        1,337          12,033
      #BancorpSouth, Inc. ...............................          924          12,511
      *BancTrust Financial Group, Inc. ..................       33,553          79,521
       Bank Mutual Corp. ................................       50,249         186,424
       Bank of America Corp. ............................    7,428,143      72,127,269
      *Bank of Montreal .................................       33,677       2,116,263
      *BankAtlantic Bancorp, Inc. .......................        9,309           9,588
       BankFinancial Corp. ..............................       39,867         324,916
       Banner Corp. .....................................        3,691          68,357
       BCB Bancorp, Inc. ................................        1,359          14,990
       Berkshire Hills Bancorp, Inc. ....................       40,727         892,736
      *BofI Holding, Inc. ...............................        8,423         117,880
       Boston Private Financial Holdings, Inc. ..........       28,409         196,874
       Capital City Bank Group, Inc. ....................       16,636         171,517

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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Financials -- (Continued)
       Capital One Financial Corp. ......................      571,140   $  27,300,492
       Capital Southwest Corp. ..........................        7,189         675,119
       CapitalSource, Inc. ..............................       81,510         526,555
       Capitol Federal Financial, Inc. ..................       41,295         472,415
       Cathay General Bancorp ...........................       60,993         845,363
       Century Bancorp, Inc. Class A ....................          595          16,083
       CFS Bancorp, Inc. ................................       14,148          80,078
       Chemical Financial Corp. .........................        4,362          82,747
      *Chicopee Bancorp, Inc. ...........................        1,000          14,180
       Cincinnati Financial Corp. .......................        7,302         199,564
       Citigroup, Inc. ..................................    1,957,922      75,066,729
      *Citizens Community Bancorp, Inc. .................       10,355          62,855
       Citizens South Banking Corp. .....................        1,934           7,949
       CME Group, Inc. ..................................       82,877      23,967,200
       CNA Financial Corp. ..............................      313,566       8,635,608
      *CNO Financial Group, Inc. ........................      208,185       1,530,160
       CoBiz Financial, Inc. ............................        4,003          24,618
       Codorus Valley Bancorp, Inc. .....................          115           1,173
     #*Comerica, Inc. ...................................        3,474         111,272
      *Community West Bancshares ........................          400           1,346
      *CompuCredit Holdings Corp. .......................       30,412          90,932
     #*Cowen Group, Inc. ................................       10,664          42,123
      *Crescent Financial Corp. .........................       18,440          73,760
       Delphi Financial Group, Inc. Class A .............           53           1,427
       Donegal Group, Inc. Class A ......................       30,319         364,434
       Donegal Group, Inc. Class B ......................          300           6,294
      *Doral Financial Corp. ............................        1,166           2,040
      *E*Trade Financial Corp. ..........................      160,321       2,545,897
       Eastern Insurance Holdings, Inc. .................       23,326         312,102
       Eastern Virginia Bankshares, Inc. ................          260             793
       Edelman Financial Group, Inc. ....................       53,327         406,885
       EMC Insurance Group, Inc. ........................       19,181         358,109
      *Encore Bancshares, Inc. ..........................        7,009          84,038
      *Encore Capital Group, Inc. .......................          789          21,579
       Endurance Specialty Holdings, Ltd. ...............       76,288       3,107,973
       Enterprise Financial Services Corp. ..............        6,453          90,019
       ESB Financial Corp. ..............................          360           4,817
       ESSA Bancorp, Inc. ...............................        9,417         108,295
       Evans Bancorp, Inc. ..............................        1,681          23,147
       Everest Re Group, Ltd. ...........................       53,099       4,360,490
      *Farmers Capital Bank Corp. .......................          818           4,335
       FBL Financial Group, Inc. Class A ................       35,719       1,124,434
       Federal Agricultural Mortgage Corp. ..............        8,800         177,760
       Federal Agricultural Mortgage Corp. Class A ......          177           2,514
       Fidelity Bancorp, Inc. ...........................          400           4,504
       Fidelity National Financial, Inc. ................       75,967       1,238,262
      *Fidelity Southern Corp. ..........................        6,581          44,619
      *First Acceptance Corp. ...........................       39,006          64,750
       First American Financial Corp. ...................       10,224         163,482
       First Bancorp ....................................       13,653         134,482
      *First Bancshares, Inc. ...........................          400           2,700
       First Bancshares, Inc. (The) .....................          300           2,973
       First Busey Corp. ................................       13,844          71,850
       First Business Financial Services, Inc. ..........          482           6,753
      *First California Financial Group, Inc. ...........        1,188           4,348
       First Citizens BancShares, Inc. ..................       11,398       2,053,008
      *First Defiance Financial Corp. ...................        9,551         140,018
      *First Federal of Northern Michigan Bancorp, Inc. .        1,100           4,224
       First Financial Holdings, Inc. ...................       14,857         123,462
      *First Financial Northwest, Inc. ..................       25,471         125,063
      *First Financial Service Corp. ....................          700           2,100

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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Financials -- (Continued)
       First Interstate Bancsystem, Inc. ................          194   $       2,596
       First Merchants Corp. ............................       28,856         258,261
       First Midwest Bancorp, Inc. ......................       10,824         129,022
       First Pactrust Bancorp, Inc. .....................        3,050          45,140
      *First Place Financial Corp. ......................       21,198          16,110
      *First Security Group, Inc. .......................       12,267           5,643
       First South Bancorp, Inc. ........................        1,978           8,604
      *FirstCity Financial Corp. ........................        5,872          41,574
       Flagstone Reinsurance Holdings SA. ...............       45,783         407,927
       Flushing Financial Corp. .........................        2,384          29,371
     #*FNB United Corp. .................................        7,443           3,647
       Fox Chase Bancorp, Inc. ..........................          999          13,357
      *FPIC Insurance Group, Inc. .......................        8,844         368,972
       German American Bancorp, Inc. ....................        8,144         136,575
      *Gleacher & Co., Inc. .............................       45,986          78,636
      *Global Indemnity P.L.C. ..........................        5,977         124,501
      #Great Southern Bancorp, Inc. .....................        2,301          42,016
      *Greene Bancshares, Inc. ..........................       16,271          41,979
      *Guaranty Bancorp .................................       79,999         111,199
      *Guaranty Federal Bancshares, Inc. ................        1,684           8,555
      *Hallmark Financial Services, Inc. ................       26,292         177,208
       Hampden Bancorp, Inc. ............................        5,886          78,048
       Hancock Holding Co. ..............................       10,810         356,189
       Hanover Insurance Group, Inc. ....................       88,829       3,216,498
       Hartford Financial Services Group, Inc. ..........      478,387      11,203,824
       HCC Insurance Holdings, Inc. .....................       19,162         577,351
       Heartland Financial USA, Inc. ....................        1,881          30,190
      *Heritage Commerce Corp. ..........................       23,031         114,925
       Heritage Financial Corp. .........................        1,838          23,949
       HF Financial Corp. ...............................          400           4,116
      *Hilltop Holdings, Inc. ...........................        8,181          71,584
       Hingham Institution for Savings ..................          500          27,000
      *HMN Financial, Inc. ..............................        3,456           8,312
      *Home Bancorp, Inc. ...............................        1,028          14,988
       Home Federal Bancorp, Inc. .......................       12,347         131,989
       HopFed Bancorp, Inc. .............................        6,649          53,790
       Horace Mann Educators Corp. ......................       58,206         847,479
       Horizon Bancorp ..................................          300           8,277
       Huntington Bancshares, Inc. ......................      144,163         871,465
      *ICG Group, Inc. ..................................       28,982         320,251
       Independence Holding Co. .........................       22,770         204,475
       Indiana Community Bancorp ........................        2,029          34,432
       Infinity Property & Casualty Corp. ...............       18,365         930,555
      *Intervest Bancshares Corp. .......................          325           1,111
      *Investment Technology Group, Inc. ................       13,951         169,784
       Investors Title Co. ..............................        1,169          44,539
       Kaiser Federal Financial Group, Inc. .............          527           6,730
       Kentucky First Federal Bancorp ...................        2,800          25,172
       KeyCorp ..........................................      425,437       3,420,513
       Lakeland Bancorp, Inc. ...........................        5,819          57,899
       Landmark Bancorp, Inc. ...........................        1,701          26,995
       Legg Mason, Inc. .................................      128,883       3,791,738
       Lincoln National Corp. ...........................      460,953      12,215,254
       LNB Bancorp, Inc. ................................       13,395          68,716
       Loews Corp. ......................................      586,729      23,392,885
      *Louisiana Bancorp, Inc. ..........................        5,606          90,004
      *Macatawa Bank Corp. ..............................       19,092          56,894
      *Magyar Bancorp, Inc. .............................          500           2,090
       Maiden Holdings, Ltd. ............................       19,642         182,081
       MainSource Financial Group, Inc. .................       47,000         434,280
      *Marlin Business Services Corp. ...................       14,664         183,007

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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Financials -- (Continued)
       MB Financial, Inc. ...............................        6,974   $     140,805
     #*MBIA, Inc. .......................................      223,717       2,058,196
     #*MBT Financial Corp. ..............................       23,185          31,532
       MCG Capital Corp. ................................       24,147         134,499
       Meadowbrook Insurance Group, Inc. ................       39,471         371,027
       Medallion Financial Corp. ........................       17,589         163,226
     #*Mercantile Bank Corp. ............................        4,648          45,783
      *Meridian Interstate Bancorp, Inc. ................        1,682          22,505
       Meta Financial Group, Inc. .......................        1,251          27,222
       MetLife, Inc. ....................................    1,032,078      42,531,934
      *Metro Bancorp, Inc. ..............................        1,573          18,042
      *MetroCorp Bancshares, Inc. .......................        2,250          14,602
      *MF Global Holdings, Ltd. .........................       62,953         463,964
      *MGIC Investment Corp. ............................       63,595         253,108
       MicroFinancial, Inc. .............................        5,900          35,223
       MidWestOne Financial Group, Inc. .................          541           7,904
       Montpelier Re Holdings, Ltd. .....................       40,646         701,550
       Morgan Stanley ...................................    1,224,333      27,241,409
       MutualFirst Financial, Inc. ......................        2,300          20,562
      *NASDAQ OMX Group, Inc. (The) .....................       70,529       1,697,633
       National Western Life Insurance Co. Class A ......          900         154,197
      *Navigators Group, Inc. (The) .....................        5,223         246,212
      *New Century Bancorp, Inc. ........................          600           2,556
       New Hampshire Thrift Bancshares, Inc. ............        3,667          48,111
       New Westfield Financial, Inc. ....................        1,485          12,028
      *NewBridge Bancorp ................................       10,504          50,524
      *Newport Bancorp, Inc. ............................          700           9,667
      *NewStar Financial, Inc. ..........................       48,079         511,561
      *North Valley Bancorp .............................          907           9,732
       Northeast Community Bancorp, Inc. ................       18,190         121,145
       Northrim Bancorp, Inc. ...........................        6,379         125,921
       NYSE Euronext, Inc. ..............................          900          30,114
      #Old Republic International Corp. .................      357,183       3,728,991
     #*Old Second Bancorp, Inc. .........................        4,874           6,190
      *OmniAmerican Bancorp, Inc. .......................          333           4,875
       OneBeacon Insurance Group, Ltd. ..................        1,396          17,785
       Oppenheimer Holdings, Inc. Class A ...............        1,934          50,052
       Pacific Continental Corp. ........................          202           1,988
     #*Pacific Mercantile Bancorp .......................       16,756          76,240
      *Pacific Premier Bancorp, Inc. ....................          100             660
       PartnerRe, Ltd. ..................................       52,224       3,489,608
     #*Penson Worldwide, Inc. ...........................       25,072          76,720
       Peoples Bancorp of North Carolina ................          250           1,500
       Peoples Bancorp, Inc. ............................       17,708         211,256
       People's United Financial, Inc. ..................       23,949         303,673
      *PHH Corp. ........................................       92,304       1,731,623
      *Phoenix Cos., Inc. (The) .........................       55,396         132,950
      *PICO Holdings, Inc. ..............................           82           2,239
     #*Pinnacle Financial Partners, Inc. ................       51,523         785,726
      *Piper Jaffray Cos., Inc. .........................          912          26,886
       Platinum Underwriters Holdings, Ltd. .............       25,125         863,044
      *Popular, Inc. ....................................      565,367       1,356,881
       Porter Bancorp, Inc. .............................        1,737           7,903
      *Preferred Bank ...................................          235           2,148
      *Premier Financial Bancorp, Inc. ..................        1,301           9,393
       Presidential Life Corp. ..........................       29,727         337,699
       Protective Life Corp. ............................       96,837       2,058,755
       Provident Financial Holdings, Inc. ...............          544           4,619
       Provident Financial Services, Inc. ...............       52,601         729,050
       Provident New York Bancorp .......................       70,554         531,977
       Prudential Financial, Inc. .......................      497,625      29,200,635

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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Financials -- (Continued)
       Pulaski Financial Corp. ..........................        4,550   $      32,578
       Radian Group, Inc. ...............................      102,845         326,019
       Regions Financial Corp. ..........................    1,304,230       7,942,761
       Reinsurance Group of America, Inc. ...............      169,166       9,847,153
       Renasant Corp. ...................................       46,114         705,544
      *Republic First Bancorp, Inc. .....................        2,474           5,245
       Resource America, Inc. ...........................       21,502         126,217
      *Riverview Bancorp, Inc. ..........................       15,319          46,417
       Safety Insurance Group, Inc. .....................       13,013         528,328
       Sandy Spring Bancorp, Inc. .......................       18,288         326,807
      *Savannah Bancorp, Inc. (The) .....................        2,998          22,185
       SeaBright Holdings, Inc. .........................       40,890         371,690
       Selective Insurance Group, Inc. ..................       72,997       1,196,421
       SI Financial Group, Inc. .........................        5,444          55,257
       Simmons First National Corp. .....................        2,049          49,504
       Somerset Hills Bancorp ...........................        4,317          35,874
      *Southern Community Financial Corp. ...............       29,890          44,835
      *Southern First Bancshares, Inc. ..................        1,006           9,859
       Southern Missouri Bancorp, Inc. ..................           41             883
     #*Southwest Bancorp, Inc. ..........................       23,408         145,130
       State Auto Financial Corp. .......................       62,484       1,035,985
       StellarOne Corp. .................................       24,967         310,589
      #Stewart Information Services Corp. ...............       12,271         130,073
      *Stratus Properties, Inc. .........................        3,069          43,518
     #*Sun Bancorp, Inc. ................................        6,728          20,991
       SunTrust Banks, Inc. .............................      617,728      15,128,159
       Susquehanna Bancshares, Inc. .....................      124,870         940,271
       Symetra Financial Corp. ..........................        8,054         101,158
       Synovus Financial Corp. ..........................       96,130         175,918
      *Taylor Capital Group, Inc. .......................        1,237           9,822
       Teche Holding Co. ................................          600          19,716
      *Tennessee Commerce Bancorp, Inc. .................          772           1,158
       TF Financial Corp. ...............................          630          12,654
      *Timberland Bancorp, Inc. .........................        2,500          13,975
      #TowneBank ........................................        5,371          70,145
       Transatlantic Holdings, Inc. .....................       91,903       4,706,353
       Travelers Cos., Inc. (The) .......................       71,478       3,940,582
      *Tree.com, Inc. ...................................        5,635          31,387
       Umpqua Holdings Corp. ............................       92,268       1,048,164
       Unico American Corp. .............................        1,900          20,121
       Union First Market Bankshares Corp. ..............       12,821         159,621
     #*United Community Banks, Inc. .....................        2,108          23,040
       United Financial Bancorp, Inc. ...................       12,452         194,127
       United Fire & Casualty Co. .......................       41,412         710,216
      *United Security Bancshares .......................          362           1,135
       Unitrin, Inc. ....................................       90,527       2,550,146
      *Unity Bancorp, Inc. ..............................        3,306          22,216
       Unum Group .......................................      530,100      12,929,139
       Validus Holdings, Ltd. ...........................       56,030       1,489,838
      *Virginia Commerce Bancorp, Inc. ..................       22,274         141,885
       VIST Financial Corp. .............................          271           1,718
       Washington Federal, Inc. .........................        1,881          31,808
      *Waterstone Financial, Inc. .......................        1,300           3,276
       Webster Financial Corp. ..........................        8,500         173,570
       WesBanco, Inc. ...................................       34,885         716,887
       West Bancorporation, Inc. ........................       14,757         147,127
       White Mountains Insurance Group, Ltd. ............       18,187       7,663,820
       White River Capital, Inc. ........................          300           5,736
      #Wintrust Financial Corp. .........................        9,615         328,641
      #WR Berkley Corp. .................................        5,657         174,179
      *WSB Holdings, Inc. ...............................          100             282

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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Financials -- (Continued)
       Xl Group P.L.C. ..................................      199,510   $   4,093,945
      *Yadkin Valley Financial Corp. ....................       16,710          31,081
       Zions Bancorporation .............................       91,968       2,014,099
      *ZipRealty, Inc. ..................................       10,028          27,176
                                                                         -------------
Total Financials ........................................                  562,547,309
                                                                         -------------
Health Care -- (8.1%)
      *Accuray, Inc. ....................................        9,330          64,377
      *Addus HomeCare Corp. .............................          447           2,606
       Aetna, Inc. ......................................      503,313      20,882,456
      *Affymetrix, Inc. .................................       53,173         300,427
      *Albany Molecular Research, Inc. ..................       35,737         170,823
     #*Alere, Inc. ......................................       74,130       2,186,094
      *Allied Healthcare International, Inc. ............       67,398         257,460
      *Allied Healthcare Products, Inc. .................        1,000           3,790
      *Alphatec Holdings, Inc. ..........................        6,688          19,529
      *AMAG Pharmaceuticals, Inc. .......................          272           4,028
     #*Amedisys, Inc. ...................................       12,879         333,051
      *American Dental Partners, Inc. ...................       26,370         306,419
      *Amsurg Corp. .....................................       28,998         737,419
       Analogic Corp. ...................................        8,334         448,286
      *AngioDynamics, Inc. ..............................       47,752         660,410
      *Anika Therapeutics, Inc. .........................       19,479         125,250
       Arrhythmia Research Technology, Inc. .............        1,200           5,148
      #Assisted Living Concepts, Inc. ...................       35,484         556,034
      *BioClinica, Inc. .................................       10,162          47,558
      *BioScrip, Inc. ...................................       37,700         270,686
     #*Boston Scientific Corp. ..........................    1,205,899       8,634,237
      *Brookdale Senior Living, Inc. ....................          861          18,417
      *Cambrex Corp. ....................................       23,463         103,472
       Cantel Medical Corp. .............................        7,270         181,241
      *Capital Senior Living Corp. ......................       45,270         397,923
      *CardioNet, Inc. ..................................          345           1,739
      *CareFusion Corp. .................................      207,163       5,467,032
      *Codexis, Inc. ....................................          219           1,971
      *Community Health Systems, Inc. ...................      105,314       2,721,314
      *CONMED Corp. .....................................       43,239       1,124,214
       Cooper Cos., Inc. ................................       65,164       4,984,394
      *Coventry Health Care, Inc. .......................      141,956       4,542,592
      *Cross Country Healthcare, Inc. ...................       33,630         232,383
      *Cutera, Inc. .....................................       22,757         184,559
      *Cynosure, Inc. Class A ...........................          350           4,553
       Daxor Corp. ......................................          545           5,488
      *Digirad Corp. ....................................       26,648          75,414
      *Dynacq Healthcare, Inc. ..........................          909           1,682
      *Emdeon, Inc. Class A .............................       11,440         177,320
      *Enzo Biochem, Inc. ...............................       22,793          87,525
      *Exactech, Inc. ...................................        1,166          19,927
      *Five Star Quality Care, Inc. .....................       28,899         143,050
      *Gentiva Health Services, Inc. ....................       28,510         512,895
      *Greatbatch, Inc. .................................       29,721         740,647
      *Harvard Bioscience, Inc. .........................       21,144         106,989
      *Health Net, Inc. .................................       40,325       1,133,939
      *Healthspring, Inc. ...............................       86,917       3,567,074
      *Healthways, Inc. .................................       20,167         301,093
      *Hologic, Inc. ....................................      305,036       5,664,519
      #Humana, Inc. .....................................      236,814      17,661,588
      *IntegraMed America, Inc. .........................        3,874          35,447
       Invacare Corp. ...................................       26,628         798,307
       Kewaunee Scientific Corp. ........................        1,631          16,114
      *Kindred Healthcare, Inc. .........................       50,544         952,249

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


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CONTINUED

                                                              SHARES         VALUE+
                                                            ----------  --------------
Health Care -- (Continued)
      *LCA-Vision, Inc. .................................        3,750   $      15,788
       LeMaitre Vascular, Inc. ..........................        5,100          33,762
      *LifePoint Hospitals, Inc. ........................       82,208       3,049,917
      *Magellan Health Services, Inc. ...................        9,409         490,209
      *Maxygen, Inc. ....................................       45,644         247,847
      *MedCath Corp. ....................................       30,240         396,749
      *Medical Action Industries, Inc. ..................       26,509         201,999
     #*MediciNova, Inc. .................................          225             608
       MEDTOX Scientific, Inc. ..........................        7,900         123,319
      *Misonix, Inc. ....................................        4,083           9,758
      *Molina Healthcare, Inc. ..........................       18,105         410,078
       National Healthcare Corp. ........................        1,734          82,486
      *Natus Medical, Inc. ..............................        4,075          46,985
      #Omnicare, Inc. ...................................      197,388       6,020,334
      *PDI, Inc. ........................................       15,333         114,538
       Pfizer, Inc. .....................................    4,361,873      83,922,437
      *PharMerica Corp. .................................        7,655          97,754
      *Regeneration Technologies, Inc. ..................       19,587          64,441
      *Repligen Corp. ...................................       34,062         120,239
      *Select Medical Holdings Corp. ....................       25,076         196,847
      *Skilled Healthcare Group, Inc. ...................       18,080         159,104
      *Solta Medical, Inc. ..............................        3,182           7,764
      *SRI/Surgical Express, Inc. .......................        2,127           9,082
      *Sucampo Pharmaceuticals, Inc. ....................        7,965          32,019
      *Sun Healthcare Group, Inc. .......................        8,903          62,321
      *SunLink Health Systems, Inc. .....................        1,750           3,675
      *SuperGen, Inc. ...................................          423           1,294
      *SurModics, Inc. ..................................          902           9,922
      *Symmetry Medical, Inc. ...........................       49,574         477,398
       Teleflex, Inc. ...................................       37,423       2,253,987
      *Theragenics Corp. ................................       21,383          36,565
      *Thermo Fisher Scientific, Inc. ...................      499,520      30,016,157
      *TranS1, Inc. .....................................        6,997          32,326
      *Triple-S Management Corp. ........................       17,739         382,630
       UnitedHealth Group, Inc. .........................      133,703       6,635,680
      *Universal American Corp. .........................       85,628         814,322
      *Viropharma, Inc. .................................      103,779       1,876,324
      *WellCare Health Plans, Inc. ......................       12,832         562,683
       WellPoint, Inc. ..................................      504,640      34,088,432
      *Wright Medical Group, Inc. .......................        1,325          20,723
       Young Innovations, Inc. ..........................        2,165          62,742
                                                                         -------------
Total Health Care .......................................                  261,174,404
                                                                         -------------
Industrials -- (13.1%)
      *A.T. Cross Co. ...................................       18,431         272,226
       AAR Corp. ........................................       30,805         903,819
       ABM Industries, Inc. .............................        9,700         218,250
       Aceto Corp. ......................................       30,245         184,494
      *Aecom Technology Corp. ...........................       10,543         260,834
      *Air Transport Services Group, Inc. ...............        8,765          43,650
       Aircastle, Ltd. ..................................       54,200         620,590
       Alamo Group, Inc. ................................       22,951         548,758
      *Alaska Air Group, Inc. ...........................       17,713       1,082,619
       Albany International Corp. .......................        4,175         110,930
       Alexander & Baldwin, Inc. ........................       66,838       3,222,260
      *Allied Defense Group, Inc. .......................        2,645           8,861
      *Allied Motion Technologies, Inc. .................          162             850
      *Amerco, Inc. .....................................       29,431       2,652,910
      *American Railcar Industries, Inc. ................       21,009         491,400
      *American Reprographics Co. .......................        4,695          32,067
       Ameron International Corp. .......................        9,647         820,863

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CONTINUED

                                                              SHARES         VALUE+
                                                            ----------   -------------
Industrials -- (Continued)
       Ampco-Pittsburgh Corp. ...........................        3,139   $      81,771
      *AMREP Corp. ......................................          966           8,520
       Apogee Enterprises, Inc. .........................       32,037         366,824
       Applied Industrial Technologies, Inc. ............       26,540         847,157
       Arkansas Best Corp. ..............................       25,200         606,312
      *Armstrong World Industries, Inc. .................       79,531       3,141,474
     #*Ascent Solar Technologies, Inc. ..................        7,857           7,150
      *Astec Industries, Inc. ...........................        4,900         183,848
      *Atlas Air Worldwide Holdings, Inc. ...............       37,114       1,944,402
      *Avis Budget Group, Inc. ..........................       40,397         610,399
      #Barnes Group, Inc. ...............................       46,604       1,134,807
       Barrett Business Services, Inc. ..................       12,955         193,289
      *BlueLinx Holdings, Inc. ..........................       13,079          29,428
       Brady Co. Class A .................................       10,600         313,760
       Briggs & Stratton Corp. ..........................       24,500         419,930
      *Builders FirstSource, Inc. .......................       12,182          28,019
      *CAI International, Inc. ..........................       11,800         207,090
       Cascade Corp. ....................................        5,840         291,942
      *Casella Waste Systems, Inc. ......................        2,560          16,102
     #*CBIZ, Inc. .......................................       20,768         154,929
       CDI Corp. ........................................       43,399         562,451
      *CECO Environmental Corp. .........................        5,323          40,242
      *Celadon Group, Inc. ..............................       10,492         143,531
      *Ceradyne, Inc. ...................................       26,425         856,434
      *Champion Industries, Inc. ........................          686             885
      *Chart Industries, Inc. ...........................        3,000         159,180
       Chicago Rivet & Machine Co. ......................          700          11,760
      #Cintas Corp. .....................................        1,940          63,147
       CIRCOR International, Inc. .......................        1,740          75,255
      *CNH Global N.V. ..................................        6,958         265,378
      *Columbus McKinnon Corp. ..........................       26,215         431,237
      *Comarco, Inc. ....................................        9,299           3,115
       Comfort Systems USA, Inc. ........................       17,366         181,301
       CompX International, Inc. ........................          500           6,800
      *Consolidated Graphics, Inc. ......................       15,008         774,263
       Courier Corp. ....................................        8,103          77,870
       Covanta Holding Corp. ............................       81,479       1,407,957
      *Covenant Transportation Group, Inc. ..............        7,080          41,560
      *CPI Aerostructures, Inc. .........................        5,826          82,205
      *CRA International, Inc. ..........................        4,258         114,455
       CSX Corp. ........................................    1,242,950      30,539,281
       Curtiss-Wright Corp. .............................       24,966         797,913
       Ducommun, Inc. ...................................       16,345         359,590
      *Dycom Industries, Inc. ...........................       41,650         709,716
     #*Eagle Bulk Shipping, Inc. ........................       19,733          46,570
       Eastern Co. ......................................       10,193         182,862
       Eaton Corp. ......................................       55,874       2,679,158
       Ecology & Environment, Inc Class A ...............          900          15,399
      *EMCOR Group, Inc. ................................        1,012          28,255
      #Encore Wire Corp. ................................       19,066         419,643
       EnergySolutions, Inc. ............................       12,385          62,668
      *EnerSys ..........................................       43,239       1,382,783
       Ennis, Inc. ......................................       48,483         850,392
       ESCO Technologies, Inc. ..........................        5,316         184,359
       Espey Manufacturing & Electronics Corp. ..........        1,671          41,959
      *Esterline Technologies Corp. .....................       44,968       3,434,206
     #*Excel Maritime Carriers, Ltd. ....................       39,214         101,172
       Federal Signal Corp. .............................       70,880         409,686
      *Flow International Corp. .........................       23,633          80,589
      *Franklin Covey Co. ...............................        3,075          34,440
      *Frozen Food Express Industries ...................        8,986          33,248

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


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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------   -------------
Industrials -- (Continued)
     #*FTI Consulting, Inc. .............................       13,080   $     474,673
       G & K Services, Inc. Class A .....................       29,714       1,012,356
       GATX Corp. .......................................       65,445       2,580,496
     #*Genco Shipping & Trading, Ltd. ...................        2,886          18,066
      *Gencor Industries, Inc. ..........................        8,766          67,849
     #*General Cable Corp. ..............................       26,092       1,037,679
       General Electric Co. .............................    4,024,591      72,080,425
      *GEO Group, Inc. (The) ............................       23,888         496,870
      *Gibraltar Industries, Inc. .......................       36,288         373,041
      *GP Strategies Corp. ..............................       19,900         257,705
       Granite Construction, Inc. .......................       16,160         377,821
       Great Lakes Dredge & Dock Corp. ..................       79,907         475,447
     #*Greenbrier Cos., Inc. ............................       20,647         415,418
      *Griffon Corp. ....................................       74,563         704,620
      *H&E Equipment Services, Inc. .....................       66,829         801,948
       Hardinge, Inc. ...................................       20,151         220,653
      *Hertz Global Holdings, Inc. ......................      278,411       3,917,243
      *Hill International, Inc. .........................       12,549          67,388
     #*Hoku Corp. .......................................          400             592
      #Horizon Lines, Inc. ..............................       32,873          34,517
      *Hudson Highland Group, Inc. ......................       19,038         114,038
     #*Huntington Ingalls Industries, Inc. ..............       56,173       1,880,672
      *Hurco Cos., Inc. .................................        8,210         241,538
      *ICF International, Inc. ..........................        9,220         215,379
       Ingersoll-Rand P.L.C. ............................      250,943       9,390,287
      *Insituform Technologies, Inc. ....................        3,299          66,145
       Insteel Industries, Inc. .........................        8,989         103,014
      *Interline Brands, Inc. ...........................       74,162       1,240,730
       International Shipholding Corp. ..................        9,397         193,484
       Intersections, Inc. ..............................       34,178         663,737
     #*JetBlue Airways Corp. ............................      324,893       1,556,237
      *Kadant, Inc. .....................................        6,383         167,937
      *Kansas City Southern .............................       27,254       1,617,525
      *KAR Auction Services, Inc. .......................       18,100         321,818
       Kaydon Corp. .....................................        7,100         253,115
       KBR, Inc. ........................................       15,450         550,792
      *Kelly Services, Inc. Class A .....................       44,445         695,564
       Kennametal, Inc. .................................        6,400         252,352
      *Key Technology, Inc. .............................        3,199          51,952
       Kimball International, Inc. Class B ..............       25,521         153,126
      *Korn/Ferry International .........................       12,556         270,456
      *Kratos Defense & Security Solutions, Inc. ........          723           7,862
       L.S. Starrett Co. Class A ........................        4,097          51,991
       L-3 Communications Holdings, Inc. ................      100,470       7,949,186
       Lawson Products, Inc. ............................       10,838         202,345
      *Layne Christensen Co. ............................       20,333         595,960
       LB Foster Co. Class A ............................          780          27,105
      *LMI Aerospace, Inc. ..............................       14,827         340,873
       LSI Industries, Inc. .............................       24,154         200,961
      *Lydall, Inc. .....................................       14,201         171,548
      *M&F Worldwide Corp. ..............................       24,164         605,550
       Marten Transport, Ltd. ...........................       31,777         653,653
       McGrath Rentcorp .................................       14,876         387,222
      *Metalico, Inc. ...................................       74,246         406,868
      *MFRI, Inc. .......................................        8,800          81,664
       Miller Industries, Inc. ..........................       20,010         327,764
     #*Mobile Mini, Inc. ................................       54,461       1,149,672
      *Moog, Inc. .......................................       34,239       1,402,087
       Mueller Industries, Inc. .........................       29,387       1,102,894
       Mueller Water Products, Inc. .....................      198,857         650,262
       Multi-Color Corp. ................................        1,845          49,686

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CONTINUED

                                                              SHARES         VALUE+
                                                            ----------   -------------
Industrials -- (Continued)
       NACCO Industries, Inc. Class A ...................        6,123   $     556,458
       National Technical Systems, Inc. .................       15,600          94,068
       Norfolk Southern Corp. ...........................      545,229      41,273,835
       Northrop Grumman Corp. ...........................      337,038      20,394,169
      *Northwest Pipe Co. ...............................        8,785         263,989
      *Ocean Power Technologies, Inc. ...................        8,500          27,965
      *On Assignment, Inc. ..............................       57,765         589,203
      *Owens Corning, Inc. ..............................      152,823       5,437,442
      *P.A.M. Transportation Services, Inc. .............       19,428         188,452
      *Park-Ohio Holdings Corp. .........................        1,467          27,888
       Pentair, Inc. ....................................       26,828         987,539
      *PGT, Inc. ........................................          500             930
      *Pike Electric Corp. ..............................       17,263         151,742
      *Pinnacle Airlines Corp. ..........................       13,732          54,791
      *Polypore International, Inc. .....................        5,700         387,600
      *Powell Industries, Inc. ..........................        3,095         119,281
      *PowerSecure International, Inc. ..................        7,600          52,060
       Providence & Worcester Railroad Co. ..............        1,200          16,740
      *Quad Graphics, Inc. ..............................          799          26,894
       Quanex Building Products Corp. ...................        8,200         128,494
      *Quanta Services, Inc. ............................      168,307       3,117,046
       R. R. Donnelley & Sons Co. .......................      150,012       2,821,726
      *RailAmerica, Inc. ................................       16,561         246,428
       Raytheon Co. .....................................      156,269       6,989,912
      *RCM Technologies, Inc. ...........................       19,013         105,142
     #*Republic Airways Holdings, Inc. ..................       48,800         211,304
       Republic Services, Inc. ..........................      429,755      12,475,788
       Robbins & Myers, Inc. ............................        8,889         428,805
      *Rush Enterprises, Inc. Class A ...................       33,846         676,582
      *Rush Enterprises, Inc. Class B ...................       18,522         310,244
       Ryder System, Inc. ...............................       89,844       5,060,014
      *Saia, Inc. .......................................       17,104         257,757
       Schawk, Inc. .....................................       45,135         712,682
      *School Specialty, Inc. ...........................       23,822         286,340
       Seaboard Corp. ...................................        1,906       4,984,190
       Servidyne, Inc. ..................................        7,283          25,126
      *SFN Group, Inc. ..................................       48,881         680,424
       SIFCO Industries, Inc. ...........................        6,623         120,870
       Simpson Manufacturing Co., Inc. ..................        8,098         229,173
       SkyWest, Inc. ....................................       45,606         586,493
      *SL Industries, Inc. ..............................          300           7,308
       Southwest Airlines Co. ...........................      645,761       6,431,780
      *Sparton Corp. ....................................        5,932          54,752
       Standex International Corp. ......................       24,452         787,110
       Stanley Black & Decker, Inc. .....................      154,919      10,189,023
      #Steelcase, Inc. Class A. .........................       64,310         638,598
      *Sterling Construction Co., Inc. ..................        7,101          90,893
     #*SunPower Corp Class B ............................       14,509         219,956
       Superior Uniform Group, Inc. .....................        8,978         104,953
      *Supreme Industries, Inc. .........................        1,365           4,313
      *SYKES Enterprises, Inc. ..........................       17,864         344,775
      *Sypris Solutions, Inc. ...........................        9,366          34,092
       TAL International Group, Inc. ....................       22,054         682,351
      *Tecumseh Products Co. Class A. ...................       11,200         114,464
      *Tecumseh Products Co. Class B. ...................        1,400          14,042
      #Titan International, Inc. ........................       25,647         648,100
      *Titan Machinery, Inc. ............................       13,585         358,780
      *TRC Cos., Inc. ...................................       29,413         164,125
       Tredegar Industries, Inc. ........................       40,177         765,774
       Trinity Industries, Inc. .........................       93,807       2,794,511
      #Triumph Group, Inc. ..............................       58,640       3,157,178

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                               SHARES       VALUE+
                                                            ----------   -------------
Industrials -- (Continued)
      *Tufco Technologies, Inc. .........................        1,000   $       3,805
       Tutor Perini Corp. ...............................       40,371         637,054
       Twin Disc, Inc. ..................................       10,658         405,004
       Tyco International, Ltd. .........................      480,422      21,277,890
       U.S. Home Systems, Inc. ..........................        4,314          21,872
      *Ultralife Corp. ..................................        7,489          35,198
       UniFirst Corp. ...................................       14,500         795,325
       Union Pacific Corp. ..............................      554,866      56,862,668
     .*United Capital Corp. .............................          300           9,000
       Universal Forest Products, Inc. ..................       31,800         937,146
      *URS Corp. ........................................       86,998       3,552,128
      *USA Truck, Inc. ..................................       15,305         173,253
      *Valpey Fisher Corp. ..............................        1,464           4,333
      *Versar, Inc. .....................................        6,026          18,138
       Viad Corp. .......................................       27,199         563,835
       Virco Manufacturing Corp. ........................       12,601          32,007
       Watts Water Technologies, Inc. ...................       53,615       1,797,711
      *WCA Waste Corp. ..................................       29,254         166,455
      *WESCO International, Inc. ........................       38,022       1,927,335
      *Willdan Group, Inc. ..............................        1,000           3,950
      *Willis Lease Finance Corp. .......................        7,300          97,090
                                                                         -------------
Total Industrials .......................................                  419,568,968
                                                                         -------------
Information Technology -- (5.7%)
       Activision Blizzard, Inc. ........................      982,162      11,628,798
      *Advanced Analogic Technologies, Inc. .............       33,823         204,629
      *Advanced Energy Industries, Inc. .................        2,988          31,703
      *Agilysys, Inc. ...................................       12,799         122,486
      *Alpha & Omega Semiconductor, Ltd. ................          806           9,059
     #*Amtech Systems, Inc. .............................       10,600         190,270
      *Anadigics, Inc. ..................................          400           1,256
     #*AOL, Inc. ........................................      105,592       1,814,071
      *Arris Group, Inc. ................................      108,150       1,297,800
      *Arrow Electronics, Inc. ..........................      182,170       6,330,407
       Astro-Med, Inc. ..................................        2,897          22,886
      *ATMI, Inc. .......................................       23,310         434,731
      *Aviat Networks, Inc. .............................       55,320         214,088
      *Avid Technology, Inc. ............................       14,521         190,080
      *Avnet, Inc. ......................................       90,900       2,663,370
       AVX Corp. ........................................      223,639       3,113,055
      *Aware, Inc. ......................................       22,140          78,597
      *AXT, Inc. ........................................       26,200         228,726
       Bel Fuse, Inc Class A ............................        4,174          86,569
       Bel Fuse, Inc Class B ............................       18,986         361,114
      *Benchmark Electronics, Inc. ......................       93,903       1,375,679
       Black Box Corp. ..................................       27,128         772,877
      *Brocade Communications Systems, Inc. .............      461,513       2,529,091
      *Brooks Automation, Inc. ..........................       34,786         330,815
      *BSQUARE Corp. ....................................        4,849          30,258
      *BTU International, Inc. ..........................        1,600          11,472
      *CACI International, Inc. .........................        5,951         351,585
      *Cascade Microtech, Inc. ..........................       24,071         129,021
      *Checkpoint Systems, Inc. .........................       24,933         391,448
     #*China Information Technology, Inc. ...............       19,441          41,409
      *Ciber, Inc. ......................................       69,623         349,507
      *Cogo Group, Inc. .................................       11,482          54,080
       Cohu, Inc. .......................................       41,402         518,353
       Communications Systems, Inc. .....................       12,753         228,024
       Computer Sciences Corp. ..........................      225,553       7,957,510
       Comtech Telecommunications Corp. .................        8,342         224,817
      *Concurrent Computer Corp. ........................       13,740          88,486

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                            ----------   -------------
Information Technology -- (Continued)
      *Convergys Corp. ..................................      197,364   $   2,455,208
      *CoreLogic, Inc. ..................................       96,545       1,523,480
       Corning, Inc. ....................................    1,298,385      20,657,305
      *CSP, Inc. ........................................        2,414          10,175
       CTS Corp. ........................................       32,260         317,116
      *CyberOptics Corp. ................................        9,134          86,134
      *Datalink Corp. ...................................        5,600          57,904
      *Dataram Corp. ....................................        7,744          11,693
       DDi Corp. ........................................       21,617         177,908
      *Digi International, Inc. .........................       35,811         511,739
      *DSP Group, Inc. ..................................       49,501         375,713
      *Dynamics Research Corp. ..........................       16,586         200,525
       Earthlink, Inc. ..................................       41,486         333,547
      *EchoStar Corp. ...................................       23,551         788,016
      *Edgewater Technology, Inc. .......................       13,603          37,272
       Electro Rent Corp. ...............................       42,586         688,190
     #*Electro Scientific Industries, Inc. ..............       38,559         740,718
      *Electronics for Imaging, Inc. ....................       73,756       1,269,341
      *EMS Technologies, Inc. ...........................       15,031         494,219
      *Emulex Corp. .....................................       46,665         394,319
       EPIQ Systems, Inc. ...............................        1,677          21,667
      *ePlus, Inc. ......................................        6,954         184,490
      *Euronet Worldwide, Inc. ..........................       28,697         492,441
      *Exar Corp. .......................................       44,300         292,823
      *Fairchild Semiconductor International, Inc. ......       89,608       1,345,016
       Fidelity National Information Services, Inc. .....      113,790       3,415,976
      *Frequency Electronics, Inc. ......................       16,953         177,498
      *Gerber Scientific, Inc. ..........................       47,409         522,447
      *GigOptix, Inc. ...................................        7,932          17,054
      *Global Cash Access, Inc. .........................        3,008           8,452
      *Globecomm Systems, Inc. ..........................       41,466         578,865
      *GSI Technology, Inc. .............................        5,964          38,289
      *GTSI Corp. .......................................        8,203          42,327
      *Hackett Group, Inc. ..............................       54,740         239,214
      *I.D. Systems, Inc. ...............................       13,298          65,692
      *IAC/InterActiveCorp ..............................      178,991       7,408,437
     #*Identive Group, Inc. .............................       18,612          39,457
      *Imation Corp. ....................................       34,398         286,191
      *InfoSpace, Inc. ..................................       65,156         620,937
      *Ingram Micro, Inc. Class A .......................      277,679       5,150,945
      *Insight Enterprises, Inc. ........................       23,362         393,182
      *Integrated Silicon Solution, Inc. ................       34,977         310,946
      *Intermec, Inc. ...................................       10,341         111,476
      *Internap Network Services Corp. ..................       35,546         221,096
      *International Rectifier Corp. ....................       80,500       2,068,045
      *Interphase Corp. .................................        4,460          20,739
       Intersil Corp. Class A ...........................       78,236         942,744
      *Intevac, Inc. ....................................        3,624          32,978
      *IntriCon Corp. ...................................        2,835          11,198
      *IXYS Corp. .......................................       11,466         156,396
      *Key Tronic Corp. .................................       15,546          69,180
       Keynote Systems, Inc. ............................       18,330         439,004
      *Lattice Semiconductor Corp. ......................       37,328         231,434
      *LGL Group, Inc. ..................................          269           2,601
      *LoJack Corp. .....................................        1,768           7,090
      *LookSmart, Ltd. ..................................       25,479          37,199
      *Loral Space & Communications, Inc. ...............       30,360       1,981,901
       ManTech International Corp. Class A ..............        8,342         340,354
       Marchex, Inc. ....................................       32,883         285,096
      *Measurement Specialties, Inc. ....................        6,983         228,065
     #*MEMC Electronic Materials, Inc. ..................      224,947       1,669,107

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                            ----------   -------------
Information Technology -- (Continued)
      *MEMSIC, Inc. .....................................        1,150   $       3,450
      *Mentor Graphics Corp. ............................       24,884         284,424
      *Mercury Computer Systems, Inc. ...................        4,566          76,663
       Methode Electronics, Inc. ........................       24,014         254,068
      *Micron Technology, Inc. ..........................      758,908       5,593,152
       MKS Instruments, Inc. ............................       61,200       1,526,940
       ModusLink Global Solutions, Inc. .................       68,955         288,921
      *MoSys, Inc. ......................................        1,356           7,227
     #*Motorola Solutions, Inc. .........................      317,089      14,234,125
      *Newport Corp. ....................................        3,042          47,273
      *Novatel Wireless, Inc. ...........................       22,839         117,164
      *Online Resources Corp. ...........................       18,620          66,287
      *Oplink Communications, Inc. ......................       23,684         399,786
      *Opnext, Inc. .....................................        8,926          16,870
       Optical Cable Corp. ..............................       10,793          42,524
      *Orbcomm, Inc. ....................................       21,229          63,050
      *PAR Technology Corp. .............................       22,705          87,641
      *PC Connection, Inc. ..............................       45,818         358,297
      *PC Mall, Inc. ....................................       10,070          79,553
      *PC-Tel, Inc. .....................................       46,980         305,370
      *Perceptron, Inc. .................................        4,904          31,729
      *Performance Technologies, Inc. ...................       24,790          53,051
      *Pericom Semiconductor Corp. ......................       38,062         311,347
      *Pervasive Software, Inc. .........................       35,664         261,774
      *Photronics, Inc. .................................       40,158         300,382
      *Planar Systems, Inc. .............................       11,933          37,828
      *Presstek, Inc. ...................................        7,000          12,740
     .*Price Communications Liquidation Trust ...........       47,738              --
      *Qualstar Corp. ...................................       12,400          22,444
      *RadiSys Corp. ....................................       12,028          95,502
      *RealNetworks, Inc. ...............................      141,526         478,358
      *Reis, Inc. .......................................       16,361         173,427
       Richardson Electronics, Ltd. .....................       19,783         293,382
      *Rudolph Technologies, Inc. .......................      10,995          94,447
      *S1 Corp. .........................................       65,938         619,817
      *Sandisk Corp. ....................................       13,097         557,015
      *SeaChange International, Inc. ....................       30,686         293,358
      *Sigma Designs, Inc. ..............................       23,129         197,753
      *Smart Modular Technologies (WWH), Inc. ...........       46,800         421,200
      *SS&C Technologies Holdings, Inc. .................          420           7,778
      *Standard Microsystems Corp. ......................       16,505         390,508
      *StarTek, Inc. ....................................       27,448          98,813
     #*SunPower Corp Class A ............................        2,478          48,643
      *Supertex, Inc. ...................................        1,353          26,221
      *Support.com, Inc. ................................       55,666         179,245
      *Sycamore Networks, Inc. ..........................       47,495         935,652
      *Symmetricom, Inc. ................................       86,446         490,149
      *SYNNEX Corp. .....................................       60,100       1,702,032
      *Tech Data Corp. ..................................       85,452       3,988,045
      *TechTarget, Inc. .................................       19,428         128,808
      *TeleCommunication Systems, Inc. ..................       34,100         173,228
       Tellabs, Inc. ....................................      223,051         923,431
       Telular Corp. ....................................       28,223         180,063
       Tessco Technologies, Inc. ........................       11,228         166,736
       TheStreet, Inc. ..................................       37,257         105,810
      *Tier Technologies, Inc. ..........................        3,839          19,195
      *Triquint Semiconductor, Inc. .....................       18,500         139,120
      *TSR, Inc. ........................................          650           3,146
      *TTM Technologies, Inc. ...........................       62,635         867,495
       United Online, Inc. ..............................       51,420         306,977
      *UTStarcom Holdings Corp. .........................      103,608         141,943

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                            ----------   -------------
Information Technology -- (Continued)
      *Vicon Industries, Inc. ...........................        5,787   $      25,318
      *Video Display Corp. ..............................          600           2,460
      *Virtusa Corp. ....................................       39,100         768,706
     #*Vishay Intertechnology, Inc. .....................      236,119       3,251,359
      *Vishay Precision Group, Inc. .....................        9,257         157,832
      *Web.com Group, Inc. ..............................       25,773         223,967
      *Westell Technologies, Inc. .......................        8,381          23,886
      *Western Digital Corp. ............................       83,181       2,866,417
      *WPCS International, Inc. .........................        9,161          27,391
       Xerox Corp. ......................................    1,791,473      16,714,443
      *Yahoo!, Inc. .....................................    1,023,721      13,410,745
      *Zoran Corp. ......................................       82,007         680,658
      *Zygo Corp. .......................................       23,571         282,852
                                                                         -------------
Total Information Technology ............................                  183,614,109
                                                                         -------------
Materials -- (3.1%)
       A. Schulman, Inc. ................................       25,754         570,451
      *A.M. Castle & Co. ................................       38,646         670,895
       Alcoa, Inc. ......................................    1,145,369      16,871,285
      *American Pacific Corp. ...........................        7,647          61,482
       Ashland, Inc. ....................................      112,560       6,893,174
       Boise, Inc. ......................................       62,904         435,925
       Buckeye Technologies, Inc. .......................       37,822       1,017,034
       Cabot Corp. ......................................       46,280       1,809,548
      *Century Aluminum Co. .............................       32,155         418,658
      *Coeur d'Alene Mines Corp. ........................      133,765       3,650,447
       Commercial Metals Co. ............................       85,208       1,236,368
      *Continental Materials Corp. ......................          100           1,566
      *Core Molding Technologies, Inc. ..................        2,488          22,616
       Cytec Industries, Inc. ...........................       64,700       3,623,200
       Domtar Corp. .....................................       30,917       2,471,814
       Dow Chemical Co. (The) ...........................       42,100       1,468,027
       Friedman Industries, Inc. ........................       17,453         206,818
      *Georgia Gulf Corp. ...............................       26,423         529,517
      *Graphic Packaging Holding Co. ....................       95,669         473,562
       H.B. Fuller Co. ..................................        6,225         142,303
       Haynes International, Inc. .......................        4,293         268,914
      *Headwaters, Inc. .................................       35,025          80,207
     #*Hecla Mining Co. .................................        6,103          47,420
      *Horsehead Holding Corp. ..........................       49,171         549,240
       Innophos Holdings, Inc. ..........................          870          41,934
      *Innospec, Inc. ...................................        2,400          77,088
       International Paper Co. ..........................      493,615      14,660,365
       Kaiser Aluminum Corp. ............................       27,181       1,517,243
      *KapStone Paper & Packaging Corp. .................       38,216         595,787
      *Landec Corp. .....................................       27,697         171,167
      *Louisiana-Pacific Corp. ..........................      153,257       1,187,742
      *Materion Corp. ...................................       17,890         681,967
       MeadWestavco Corp. ...............................      188,451       5,868,364
      *Mercer International, Inc. .......................       14,399         133,047
       Minerals Technologies, Inc. ......................       14,415         933,804
      *Mod-Pac Corp. ....................................        1,501           8,976
       Myers Industries, Inc. ...........................       65,520         779,688
       Neenah Paper, Inc. ...............................        5,616         113,387
       NL Industries, Inc. ..............................       51,662         929,916
      *Northern Technologies International Corp. ........        3,035          53,295
       Nucor Corp. ......................................       74,709       2,905,433
       Olympic Steel, Inc. ..............................        6,872         179,703
      *OM Group, Inc. ...................................       42,299       1,534,608
       P.H. Glatfelter Co. ..............................       54,200         817,878
      *Penford Corp. ....................................       27,122         157,579

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CONTINUED

                                                              SHARES        VALUE+
                                                            ----------  --------------
Materials -- (Continued)
       Reliance Steel & Aluminum Co. ....................       94,901  $    4,461,296
      *RTI International Metals, Inc. ...................       50,032       1,604,526
       Schnitzer Steel Industries, Inc Class A ..........       15,822         803,599
      *Spartech Corp. ...................................       32,120         184,690
       Steel Dynamics, Inc. .............................          552           8,622
       Synalloy Corp. ...................................        5,144          59,362
       Temple-Inland, Inc. ..............................      122,582       3,679,912
       Texas Industries, Inc. ...........................       33,762       1,303,551
      *Universal Stainless & Alloy Products, Inc. .......        8,188         365,922
       Vulcan Materials Co. .............................       58,246       1,997,255
       Wausau Paper Corp. ...............................       19,808         146,183
       Westlake Chemical Corp. ..........................      105,000       5,433,750
       Worthington Industries, Inc. .....................       56,424       1,183,211
      *Zoltek Cos., Inc. ................................       48,771         493,075
                                                                        --------------
Total Materials .........................................                   98,594,396
                                                                        --------------
Other -- (0.0%)
     .*MAIR Holdings, Inc. Escrow Shares ................        1,415              --
     .*Petrocorp, Inc. Escrow Shares ....................          900              54
                                                                        --------------
Total Other .............................................                           54
                                                                        --------------

Telecommunication Services -- (6.4%)
       AT&T, Inc. .......................................    4,065,906     118,968,410
      *CenturyLink, Inc. ................................      295,128      10,952,200
      #Frontier Communications Corp. ....................      682,523       5,112,097
      *General Communications, Inc Class A ..............       42,680         484,418
     #*Leap Wireless International, Inc. ................        8,393         112,970
      *MetroPCS Communications, Inc. ....................      227,572       3,704,872
      *Premiere Global Services, Inc. ...................        2,788          23,586
      *Sprint Nextel Corp. ..............................    3,820,377      16,160,195
       SureWest Communications ..........................       11,255         147,666
       Telephone & Data Systems, Inc. ...................       80,200       2,274,472
       Telephone & Data Systems, Inc. Special Shares ....       67,452       1,680,904
      *United States Cellular Corp. .....................       33,568       1,483,370
      #Verizon Communications, Inc. .....................    1,301,122      45,916,595
                                                                        --------------
Total Telecommunication Services ........................                  207,021,755
                                                                        --------------

Utilities -- (1.3%)
      *AES Corp. ........................................      583,867       7,187,403
     #*Calpine Corp. ....................................      434,531       7,061,129
      #Consolidated Water Co., Ltd. .....................        2,611          23,551
     #*Dynegy, Inc. .....................................       84,156         481,372
      *GenOn Energy, Inc. ...............................      637,528       2,479,984
      *NRG Energy, Inc. .................................       50,089       1,228,182
       Ormat Technologies, Inc. .........................       18,134         378,275
       Public Service Enterprise Group, Inc. ............      655,441      21,465,693
       SJW Corp. ........................................        3,684          86,648
      *Synthesis Energy Systems, Inc. ...................        1,418           2,935
       Unitil Corp. .....................................        4,716         120,494
                                                                        --------------
Total Utilities .........................................                   40,515,666
                                                                        --------------
TOTAL COMMON STOCKS .....................................                3,045,118,569
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
     .*BankAtlantic Bancorp, Inc. Rights 06/16/11 .......       21,693           6,074
                                                                        --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
       BlackRock Liquidity Funds Tempcash
       Portfolio - Institutional Shares .................   14,970,704      14,970,704
                                                                        --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                     SHARES/
                                                                                      FACE
                                                                                      AMOUNT        VALUE+
                                                                                   -----------   --------------
                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (4.7%)
(S) @DFA Short Term Investment Fund ............................................   151,492,569   $  151,492,569
  @Repurchase Agreement, JPMorgan Securities LLC 0.20%, 08/01/11 (Collateralized
  by $617,396 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from
   05/01/36 to 07/01/41, valued at $619,338) to be repurchased at $ 599,416 ....         $ 599          599,406
                                                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL ............................................                    152,091,975
                                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,762,342,050)^^ .......................................................                 $3,212,187,322
                                                                                                 ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                                   VALUATION INPUTS
                                             ------------------------------------------------------------
                                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                             ------------------------------------------------------------
                                                  LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
                                             ---------------   -------------   --------   ---------------
Common Stocks
  Consumer Discretionary .................   $   526,612,542              --      --      $   526,612,542
  Consumer Staples .......................       217,523,030              --      --          217,523,030
  Energy .................................       527,946,336              --      --          527,946,336
  Financials .............................       562,547,309              --      --          562,547,309
  Health Care ............................       261,174,404              --      --          261,174,404
  Industrials ............................       419,559,968   $       9,000      --          419,568,968
  Information Technology .................       183,614,109              --      --          183,614,109
  Materials ..............................        98,594,396              --      --           98,594,396
  Other ..................................                --              54      --                   54
  Telecommunication Services .............       207,021,755              --      --          207,021,755
  Utilities ..............................        40,515,666              --      --           40,515,666
Rights/Warrants ..........................                --           6,074      --                6,074
Temporary Cash Investments ...............        14,970,704              --      --           14,970,704
Securities Lending Collateral ............                --     152,091,975      --          152,091,975
                                             ---------------   -------------   --------   ---------------
TOTAL ....................................   $ 3,060,080,219   $ 152,107,103      --      $ 3,212,187,322
                                             ===============   =============   ========   ===============

               See accompanying Notes to Schedules of Investments.

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


ORGANIZATION

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2011, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

     The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity

Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 for the period ended July 31, 2011.

FINANCIAL INSTRUMENTS

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At July 31, 2011, the Series had no outstanding futures contracts.

FEDERAL TAX COST

     At July 31, 2011, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series ............................   $7,727,709,778
The DFA International Value Series .........................    7,011,442,141
The Emerging Markets Series ................................    1,555,149,120
The Tax-Managed U.S. Marketwide Value Series ...............    2,763,065,256

OTHER

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

     Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The U.S Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendment to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.    CONTROLS AND PROCEDURES.

       (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

       (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.    EXHIBITS.

       (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 28, 2011


By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: September 28, 2011

                                      1